UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3591

CALVERT VARIABLE SERIES, INC.
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Six months ended June 30, 2009

Item 1. Report to Stockholders.


CALVERT VARIABLE SERIES, INC.
Calvert Social Balanced Portfolio

Semi-Annual Report
June 30, 2009

Calvert Investments

4	Portfolio Management Discussion
6	Average Annual Total Returns
7	Shareholder Expense Example
8	Statement of Net Assets
16	Statement of Operations
17	Statements of Changes in Net Assets
18	Notes to Financial Statements
23	Financial Highlights
25	Explanation of Financial Tables
26	Proxy Voting
27	Availability of Quarterly Portfolio Holdings

Calvert Variable Series, Inc.
Calvert Social Balanced Portfolio

Asset Allocation
% of Total Investments
(at 6.30.09)
Stocks	64%
Bonds	36%
Total	100%

Investment Environment

The economic picture in the United States and around the globe remained weak during the first half of 2009. Equity markets posted their worst first-quarter performance since 1939, and the difference in yields between bonds of high and low credit quality widened significantly. However, by March, reports of a slower rate of economic deterioration and some positive earnings surprises proved to be the little encouragement battered investors needed to trigger a rally which carried markets back into positive territory for the current year. The rally continued until mid-June, at which point mixed economic news and downbeat earnings projections brought expectations for an early recovery more in line with reality. Equity markets ended the period in positive territory, but it was a difficult path to those gains.

With both the consumer and corporate parts of the economy continuing to look grim, investors looked to the new Administration to stimulate the economy. In addition to a stimulus package that provided tax relief, additional government spending, and direct payments to individuals, the Treasury Department, Federal Reserve Bank, and FDIC embarked on a series of unprecedented steps designed to stabilize the financial system. There is evidence of the effectiveness of these acts as credit spreads improved and some financial institutions began paying back government support and even reported sizable profits. (Credit spreads measure the difference in yield between corporate bonds and Treasury securities with comparable maturities.) However, declining housing prices, rising mortgage delinquency rates, and a rapidly rising rate of unemployment made it clear that an economic recovery is likely to be more drawn out and perhaps less robust than markets anticipated.

Equity market losses early in the year were offset by the rally in the second quarter, resulting in generally positive returns in equity markets. In the U.S., mid-cap stocks performed the best, up nearly 10%, while large- and small-cap stocks saw more modest gains, closer to 3% to 4% for the period. Prices of corporate bonds also jumped higher over the first half of the year.

In the Russell 1000 Index, three sectors--Information Technology, Materials, and Consumer Discretionary--drove the market's positive performance by producing double-digit returns while the majority of the sectors suffered modest losses. Financials were highly volatile during the period, dropping by almost half in the early part, and then nearly doubling during the March to June rally.

All the new federal initiatives required the Treasury Department to massively increase its borrowing. As a result, longer Treasury rates increased sharply over the first half of the year, with the 10-year Treasury yield rising 1.28 percentage points.1 On the other hand, short-term Treasury yields hovered around the near-zero-percent federal funds rate.

Outlook

Looking ahead, we think the Fed will maintain its current monetary and credit policies, perhaps well into next year. However, the Fed's policies of pumping out money to spur lending and stimulate the economy may increase the risk of inflation down the road.

While Treasury yields have climbed significantly from the near-record lows of December 2008, we believe they still have room to rise. The Treasury shows no signs of slowing its debt auctions, which continue to push prices lower and yields higher. In order to protect against further rate increases, we currently plan to maintain the shorter-than-benchmark duration of the Portfolio's fixed-income allocation.

With the steep stock-market rally in the second quarter, markets seemed to be forecasting a sharper, V-shaped economic recovery. However, judging by fundamentals, this rally seemed to have come too far, too soon, and we were due for the pause experienced in late June. Overall, we are still placing a higher probability on a slower-paced recovery with conflicting economic data likely to continue to generate volatility in the equity markets.

Visit www.calvert.com to find economic and market commentary from Calvert's investment professionals.

Sincerely,

Natalie A. Trunow
Senior Vice President, Head of Equities
Calvert Asset Management Company

July 2009

1. Source for Treasury yields: Federal H.15 report.

Balanced Portfolio
Average Annual Total Returns
(period ended June 30, 2009)

	6 months	1 year	5 years	10 years
Balanced Portfolio	7.70%	-20.94%	-1.63%	-0.48%
Balanced Composite Benchmark	5.34%	-14.38%	0.52%	1.27%

Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable life contract. Past performance does not indicate future results.

The Portfolio changed subadvisors in the equity portion of the Portfolio effective June 2008. Earlier subadvisor changes occurred in March 2002 and June 2004.

Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. should not be confused with Calvert Social Investment Fund Balanced Portfolio. Performance of the two funds will differ.

Calvert Balanced Composite Benchmark is comprised 60% Russell 1000 and 40% Barclays Capital U.S. Credit.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Actual	$1,000.00	$1,076.10	$4.70
Hypothetical (5% return per year before expenses)	$1,000.00	$1,020.26	$4.58

* Expenses are equal to the Fund's annualized expense ratio of 0.91%, multiplied by the average account value over the period, multiplied by 181/365.

BALANCED PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2009

EQUITY SECURITIES - 63.7%	SHARES	VALUE
Beverages - 1.7%
PepsiCo, Inc.	84,400	$4,638,624

Biotechnology - 2.5%
Amgen, Inc.*	41,600	2,202,304
Gilead Sciences, Inc.*	101,900	4,772,996
		6,975,300

Capital Markets - 1.6%
Northern Trust Corp.	83,500	4,482,280

Chemicals - 2.1%
Praxair, Inc.	80,500	5,721,135

Commercial Banks - 1.3%
US Bancorp	195,100	3,496,192

Communications Equipment - 2.0%
Cisco Systems, Inc.*	297,200	5,539,808

Computers & Peripherals - 5.6%
EMC Corp.*	453,400	5,939,540
Hewlett-Packard Co.	134,900	5,213,885
International Business Machines Corp.	42,900	4,479,618
		15,633,043

Diversified Financial Services - 2.7%
CME Group, Inc.	18,600	5,786,646
First Republic Preferred Capital Corp., Preferred (e)	500	256,000
MFH Financial Trust I, Preferred (b)(e)	20,000	300,000
Woodbourne Capital:
Trust I, Preferred (b)(e)	500,000	265,000
Trust II, Preferred (b)(e)	500,000	265,000
Trust III, Preferred (b)(e)	500,000	265,000
Trust IV, Preferred (b)(e)	500,000	265,000
		7,402,646

Diversified Telecommunication Services - 1.8%
AT&T, Inc.	198,900	4,940,676

Energy Equipment & Services - 1.4%
Smith International, Inc.	152,500	3,926,875

Food Products - 1.6%
General Mills, Inc.	81,100	4,543,222

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Gas Utilities - 1.7%
Oneok, Inc.	159,400	$4,700,706

Health Care Equipment & Supplies - 3.7%
Becton Dickinson & Co.	72,400	5,162,844
St. Jude Medical, Inc.*	122,900	5,051,190
		10,214,034

Health Care Providers & Services - 2.2%
Express Scripts, Inc.*	90,800	6,242,500

Household Products - 1.4%
Colgate-Palmolive Co.	53,800	3,805,812

Insurance - 3.3%
AON Corp.	77,600	2,938,712
Conseco, Inc.*	39,483	93,575
Prudential Financial, Inc.	166,700	6,204,574
		9,236,861

Internet & Catalog Retail - 1.5%
Expedia, Inc.*	271,400	4,100,854

Internet Software & Services - 1.6%
eBay, Inc.*	254,500	4,359,585

Machinery - 3.8%
Cummins, Inc.	162,300	5,714,583
Danaher Corp.	79,300	4,895,982
		10,610,565

Multiline Retail - 1.4%
Kohl's Corp.*	92,900	3,971,475

Office Electronics - 0.4%
Xerox Corp.	194,400	1,259,712

Oil, Gas & Consumable Fuels - 5.0%
EOG Resources, Inc.	69,800	4,740,816
Southwestern Energy Co.*	106,900	4,153,065
XTO Energy, Inc.	128,000	4,881,920
		13,775,801

Pharmaceuticals - 2.2%
Bristol-Myers Squibb Co.	184,600	3,749,226
Johnson & Johnson	40,300	2,289,040
		6,038,266

Semiconductors & Semiconductor Equipment - 2.6%
Intel Corp.	168,500	2,788,675
Texas Instruments, Inc.	212,800	4,532,640
		7,321,315

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Software - 4.5%
BMC Software, Inc.*	104,200	$3,520,918
Microsoft Corp.	198,100	4,708,837
Symantec Corp.*	274,000	4,263,440
		12,493,195

Specialty Retail - 3.2%
Best Buy Co., Inc.	107,600	3,603,524
Lowe's Co.'s, Inc.	265,800	5,159,178
		8,762,702

Textiles, Apparel & Luxury Goods - 0.9%
Nike, Inc., Class B	47,000	2,433,660

Total Equity Securities (Cost $203,928,567)		176,626,844

	PRINCIPAL
ASSET-BACKED SECURITIES - 0.4%	AMOUNT
ACLC Business Loan Receivables Trust, 0.969%, 10/15/21 (e)(r)	$123,768	117,892
Capital Auto Receivables Asset Trust, 0.419%, 2/15/11 (r)	300,000	280,414
Community Reinvestment Revenue Notes, 5.73%, 6/1/31 (e)	149,704	149,810
Enterprise Mortgage Acceptance Co. LLC, 6.969%, 1/15/27 (e)(r)	1,141,663	520,527

Total Asset-Backed Securities (Cost $1,120,192)		1,068,643

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.5%
American Home Mortgage Assets, 0.504%, 12/25/46 (r)	412,259	163,227
Chase Funding Mortgage Loan, 4.045%, 5/25/33 (r)	413,077	397,555
Impac CMB Trust:
0.584%, 5/25/35 (r)	1,111,023	495,120
0.634%, 8/25/35 (r)	291,454	115,763
Residential Asset Securitization Trust, 6.25%, 11/25/36	246,816	141,459

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $2,075,672)		1,313,124

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.0%
Banc of America Commercial Mortgage, Inc., 5.449%, 1/15/49	2,000,000	1,548,741
Cobalt CMBS Commercial Mortgage Trust, 5.74%, 8/15/12 (r)	2,500,000	2,182,287
Crown Castle Towers LLC, 4.643%, 6/15/35 (e)	3,500,000	3,409,009
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (e)	1,500,000	1,119,390

Total Commercial Mortgage-Backed Securities (Cost $9,459,389)		8,259,427

CORPORATE BONDS - 16.7%
AgFirst Farm Credit Bank:
6.585% to 6/15/12, floating rate thereafter to 6/29/49 (e)(r)	1,000,000	611,362
7.30%, 10/14/49 (b)(e)	1,750,000	1,461,793
Alliance Mortgage Investments, 12.61%, 6/1/10 (b)(r)(x)*	385,345	-
American National Red Cross, 5.567%, 11/15/17	2,000,000	1,842,340
APL Ltd., 8.00%, 1/15/24	440,000	309,100

	PRINCIPAL
CORPORATE BONDS - Cont'd	AMOUNT	VALUE
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (e)	$750,000	$474,375
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	2,500,000	25,000
Aurora Military Housing LLC, 5.35%, 12/15/25 (e)	1,840,000	1,550,163
BAC Capital Trust XV, 1.468%, 6/1/56 (r)	2,500,000	1,262,087
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (b)(e)	749,715	684,790
Camp Pendleton & Quantico Housing LLC, 6.165%, 10/1/50 (b)(e)	400,000	254,000
Capital One Bank NA, 8.80%, 7/15/19	250,000	254,229
Cardinal Health, Inc., 1.462%, 10/2/09 (r)	750,000	746,848
CIT Group, Inc., 6.10% to 3/15/17, floating rate thereafter to 3/15/67 (b)(r)	500,000	189,645
Compass Bancshares, Inc., 1.749%, 10/9/09 (e)(r)	500,000	499,497
Credit Agricole SA, 6.637% to 5/31/17, floating rate thereafter to 5/29/49 (e)(r)	3,000,000	1,800,000
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	400,000	393,871
Discover Financial Services, 1.169%, 6/11/10 (r)	2,000,000	1,883,050
Enterprise Products Operating LP, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	2,585,000	1,906,438
Fort Knox Military Housing, 5.815%, 2/15/52 (e)	1,500,000	1,059,060
Glitnir Banki HF:
2.95%, 10/15/08 (b)(v)(y)	1,000,000	147,500
3.226%, 1/21/11 (e)(r)(w)(y)	500,000	81,250
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (b)(e)(g)(r)(y)	1,250,000	12,500
Goldman Sachs Group, Inc., 1.201%, 9/29/14 (r)	200,000	174,931
Great River Energy:
5.829%, 7/1/17 (b)(e)	436,531	444,270
6.254%, 7/1/38 (b)(e)	1,500,000	1,317,750
Home Depot, Inc., 0.749%, 12/16/09 (r)	200,000	199,223
HRPT Properties Trust, 1.224%, 3/16/11 (r)	750,000	651,391
Independence Community Bank Corp., 3.028%, 4/1/14 (r)	2,500,000	1,777,973
JPMorgan Chase & Co., 7.00%, 11/15/09	1,000,000	1,016,966
JPMorgan Chase Capital XXIII, 1.883%, 5/15/47 (r)	500,000	254,947
Kaupthing Bank HF, 5.75%, 10/4/11 (e)(h)(y)	1,750,000	227,500
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	1,500,000	1,270,065
Lloyds Banking Group plc, 6.413% to 10/1/35, floating rate thereafter to 12/31/49 (e)(r)	400,000	144,000
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	2,154,000	18,848
8.30%, 12/1/37 (e)(m)*	3,200,000	28,000
M&I Marshall & Ilsley Bank, 0.916%, 12/4/12 (r)	500,000	347,615
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	750,000	513,953
Mid-Atlantic Family Military Communities LLC, 5.24%, 8/1/50 (e)	600,000	389,250
Monumental Global Funding III, 1.283%, 8/17/09 (e)(r)	500,000	500,219
Nationwide Health Properties, Inc., 6.90%, 10/1/37	1,000,000	990,318
Ohana Military Communities LLC:
5.675%, 10/1/26 (e)	1,500,000	1,333,425
6.00%, 10/1/51 (e)	1,000,000	761,630
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(z)*	1,000,000	10,000
Pacific Beacon LLC, 5.628%, 7/15/51 (e)	960,000	651,024
Pacific Pilot Funding Ltd., 1.857%, 10/20/16 (e)(r)	953,672	703,301
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	500,000	475,222
Pioneer Natural Resources Co.:
5.875%, 7/15/16	200,000	171,480
6.65%, 3/15/17	900,000	785,463
7.20%, 1/15/28	200,000	155,748

	PRINCIPAL
CORPORATE BONDS - Cont'd	AMOUNT VALUE
Preferred Term Securities IX Ltd., 1.976%, 4/3/33 (e)(r)	$742,071	$296,828
ProLogis, 6.625%, 5/15/18	400,000	314,961
Rabobank Nederland NV, 11.00% to 6/30/19, floating rate thereafter to 12/29/49 (e)(r)	200,000	222,534
Redstone Arsenal Military Housing, 5.45%, 9/1/26 (e)	945,000	796,720
Reed Elsevier Capital, Inc., 0.959%, 6/15/10 (r)	1,500,000	1,479,326
Roper Industries, Inc., 6.625%, 8/15/13	500,000	508,604
Royal Bank of Scotland Group plc, 7.64% to 9/29/17, floating rate thereafter to 3/31/49 (r)	2,500,000	1,000,000
Salvation Army, 5.46%, 9/1/16	140,000	147,626
SLM Corp., 1.232%, 7/27/09 (r)	500,000	498,115
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (b)(e)(r)	1,000,000	146,230
Suncorp-Metway Ltd., 1.014%, 12/17/10 (e)(r)	500,000	500,019
SunTrust Bank, 0.863%, 5/21/12 (b)(r)	500,000	461,937
Svenska Handelsbanken AB, 4.875%, 6/10/14 (e)	300,000	298,009
Toll Road Investors Partnership II LP, Zero Coupon, 2/15/45 (b)(e)	23,304,486	2,961,534
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/29/49 (r)	1,500,000	900,000
Wells Fargo Bank, 6.734%, 9/1/47 (e)	1,000,000	1,040,010
Weyerhaeuser Co., 1.61%, 9/24/09 (r)	1,500,000	1,482,312
Yara International ASA, 7.875%, 6/11/19 (e)	300,000	314,754

Total Corporate Bonds (Cost $67,256,916)		46,132,929

MUNICIPAL OBLIGATIONS - 0.1%
Maryland State Economic Development Corp. Revenue Bonds:
Series B, 6.00%, 7/1/48 (f)*	370,000	197,317
Series C, Zero Coupon, 7/1/48 (f)	506,807	18,757

Total Municipal Obligations (Cost $806,169)		216,074

TAXABLE MUNICIPAL OBLIGATIONS - 9.1%
Anaheim California Redevelopment Agency Tax Allocation Bonds, 5.759%, 2/1/18	500,000	481,600
California Statewide Communities Development Authority Revenue Bonds:
Zero Coupon, 6/1/11	1,470,000	1,328,204
5.01%, 8/1/15	1,000,000	983,050
Canyon Texas Regional Water Authority Revenue Bonds, 5.90%, 8/1/16	265,000	255,436
Crawford Ohio GO Bonds, 5.25%, 12/1/25	1,305,000	1,112,421
Detroit Michigan GO Bonds, 5.15%, 4/1/25	1,000,000	519,580
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	500,000	473,090
Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.17%, 1/1/15	200,000	200,760
Hammonton New Jersey GO Bonds, 5.90%, 3/1/18	305,000	299,303
Illinois State MFH Development Authority Revenue Bonds, 6.537%, 1/1/33	600,000	559,710
Los Angeles California Department of Airports Revenue Bonds, 5.404%, 5/15/16	500,000	464,670
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	500,000	397,790
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.252%, 9/1/16	1,540,000	1,511,864
5.263%, 9/1/16	810,000	785,060
5.383%, 9/1/16	2,000,000	1,943,040
Oceanside California PO Revenue Bonds, 5.04%, 8/15/17	730,000	635,020
Palm Springs California Community Redevelopment Agency Tax Allocation Bonds, 6.411%, 9/1/34	750,000	632,205
Pennsylvania State Convention Center Authority Revenue Bonds, 4.97%, 9/1/11	1,000,000	1,018,580
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/19	1,000,000	398,000
	PRINCIPAL
TAXABLE MUNICIPAL OBLIGATIONS - CONT'D	AMOUNT	VALUE
Pomona California Public Financing Authority Revenue Bonds, 5.289%, 2/1/17	$2,340,000	$2,210,364
Roseville California Redevelopment Agency Tax Allocation Bonds, 5.31%, 9/1/13	400,000	410,576
Sacramento City California Financing Authority Tax Allocation Bonds, 5.015%, 12/1/10	890,000	879,756
San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16	1,320,000	1,297,098
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35	1,000,000	745,980
Santa Cruz County California Redevelopment Agency Tax Allocation Bonds, 5.50%, 9/1/20	1,735,000	1,583,118
South Bend County Indiana Economic Development Income Tax Revenue: Bonds, 5.30%, 2/1/17	930,000	935,143
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	1,500,000	1,144,065
Vacaville California Redevelopment Agency Housing Tax Allocation Bonds, 6.125%, 9/1/20	665,000	589,203
West Contra Costa California Unified School District COPs, 4.86%, 1/1/14	525,000	498,314
Wilkes-Barre Pennsylvania GO Bonds, 5.23%, 11/15/18	1,000,000	884,130

Total Taxable Municipal Obligations (Cost $27,566,361)		25,177,130

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.1%
U.S. Department of Housing and Urban Development, 3.44%, 8/1/11	250,000	260,626

Total U.S. Government Agencies and Instrumentalities (Cost $250,000)		260,626

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0%
Government National Mortgage Association, 5.50%, 1/16/32	1,238,786	150,150

Total U.S. Government Agency Mortgage-Backed Securities (Cost $43,943)		150,150

CERTIFICATES OF DEPOSIT - 0.4%
Deutsche Bank, 1.213%, 6/18/10 (r)	1,000,000	986,815

Total Certificates of Deposit (Cost $1,000,000)		986,815

TIME DEPOSIT - 5.8%
State Street Corp. Time Deposit, 0.01%, 7/1/09	16,087,000	16,087,000

Total Time Deposit (Cost $16,087,000)		16,087,000

U.S. TREASURY - 0.2%
United States Treasury Notes, 3.125%, 5/15/19	700,000	676,922

Total U.S. Treasury (Cost $676,464)		676,922

TOTAL INVESTMENTS (Cost $330,270,673) - 100.0%		276,955,684
Other assets and liabilities, net - 0.0%		110,614
NET ASSETS - 100%		$277,066,298

* Non-income producing security.

Net Assets Consist of:
Paid-in capital applicable to 206,315,917 shares of common stock outstanding;
$0.01 value, 1,000,000,000 shares authorized	$373,113,569
Undistributed net investment income	4,049,995
Accumulated net realized gain (loss) on investments	(47,419,147)
Net unrealized appreciation (depreciation) on investments	(52,678,119)

Net Assets	$277,066,298

Net Asset Value per Share	$1.343

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
10 Year U.S. Treasury Notes	89	9/09	$10,347,641	$225,023
30 Year U.S. Treasury Bonds	48	9/09	5,681,250	104,870
Total Purchased				$329,893

Sold:
2 Year U.S. Treasury Notes	401	9/09	$86,703,719	$254,697
5 Year U.S. Treasury Notes	30	9/09	3,441,563	52,280
Total Sold				$306,977

(b) This security was valued by the Board of Directors. See note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f) Maryland State Economic Development Corp. Revenue Bonds Series B and C were issued in exchange for 750,000 par Maryland State Economic Development Corp. Revenue Bonds due 10/1/19 that were previously held by the Portfolio. Series B is not accruing interest.

(g) Glitnir Banki HF Bonds due 6/15/16 are in default for interest. During the period, $26,493 of interest was written off.

(h) Kaupthing Bank HF is in default for interest. During the period, $1,398 of interest was written off.

(m) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(v) Glitnir Banki HF Bonds due 10/15/08 are in default for principal and interest. During the period, $7,049 of interest was written off.

(w) Glitnir Banki HF Bonds due 1/21/11 are in default for interest. During the period, $7,169 of interest was written off.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Bank HF and Kaupthing Bank HF (the Banks) on October 8, 2008 and October 9, 2008, respectively. The government has prohibited the Banks from paying any claims owed to foreign entities. As of October 9, 2008, these securities are no longer accruing interest.

(z) Orkney Re II plc is in default and no longer accruing interest. During the period, $12,192 of interest was written off.

* Non-income producing security.

Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
PO: Pension Obligation
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

See notes to financial statements.

Balanced Portfolio
Statement of Operations
Six Months Ended June 30, 2009

Net Investment Income
Investment Income:
Interest income	$2,884,566
Dividend income	1,490,059
Total investment income	4,374,625

Expenses:
Investment advisory fee	554,413
Transfer agent fees and expenses	150,338
Accounting fees	19,800
Directors' fees and expenses	16,494
Administrative fees	358,738
Custodian fees	33,625
Reports to shareholders	30,777
Professional fees	19,743
Miscellaneous	8,059
Total expenses	1,191,987
Fees paid indirectly	(121)
Net expenses	1,191,866

Net Investment Income	3,182,759

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(12,645,204)
Futures	(1,046,469)
(13,691,673)

Change in unrealized appreciation (depreciation) on:
Investments	27,766,652
Futures	2,343,008
30,109,660

Net Realized and Unrealized Gain (Loss)	16,417,987

Increase (Decrease) in Net Assets
Resulting From Operations	$19,600,746

See notes to financial statements.

Balanced Portfolio
Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2009	2008
Operations:
Net investment income	$3,182,759	$9,247,385
Net realized gain (loss)	(13,691,673)	(32,773,583)
Change in unrealized appreciation or (depreciation)	30,109,660	(105,675,764)

Increase (Decrease) in Net Assets
Resulting From Operations	19,600,746	(129,201,962)

Distributions to shareholders from:
Net investment income	--	(8,960,137)
Net realized gain	--	(5,005,717)
Total distributions	--	(13,965,854)

Capital share transactions:
Shares sold	6,713,878	14,375,777
Reinvestment of distributions	--	13,965,855
Shares redeemed	(17,163,887)	(63,521,743)
Total capital share transactions	(10,450,009)	(35,180,111)

Total Increase (Decrease) in Net Assets	9,150,737	(178,347,927)

Net Assets
Beginning of period	267,915,561	446,263,488
End of period (including undistributed net investment income of $4,049,995 and $867,236, respectively)	$277,066,298	$267,915,561

Capital Share Activity
Shares sold	5,314,129	8,623,298
Reinvestment of distributions	--	11,299,264
Shares redeemed	(13,874,357)	(37,729,105)
Total capital share activity	(8,560,228)	(17,806,543)

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General: Calvert Social Balanced Portfolio (the "Portfolio"), a series of Calvert Variable Series, Inc. (the "Fund"), is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund is comprised of eleven separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2009, securities valued at $9,476,949, or 3.4% of net assets, were fair valued under the direction of the Board of Directors.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2009:

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity Securities*	$175,266,844	--	$1,360,000	$176,626,844
Asset backed securities	--	$1,068,643	--	1,068,643
Collateralized mortgage-backed obligations	--	1,313,124	--	1,313,124
Commercial mortgage-backed securities	--	8,259,427	--	8,259,427
Corporate debt	--	38,015,980	8,116,949	46,132,929
Municipal obligations	--	25,393,204	--	25,393,204
U.S. government obligations	--	1,087,698	--	1,087,698
Other debt obligations	--	17,073,815	--	17,073,815
TOTAL	$175,266,844	$92,211,891	$9,476,949	$276,955,684

Other financial instruments**	$636,870	--	--	$636,870

* For further breakdown of Equity Securities by industry type, please refer to the Statement of Net Assets.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Equity Securities	Corporate Debt	Total
Balance as of 12/31/08	$1,100,780	$15,782,994	$16,883,774
Accrued discounts/ premiums	--	111,921	111,921
Realized gain (loss)	--	(477,463)	(477,463)
Change in unrealized appreciation (depreciation)	259,220	1,286,143	1,545,363
Net purchases (sales)	--	(1,243,415)	(1,243,415)
Transfers in and/ or out of Level 3	--	(7,343,231)	(7,343,231)
Balance as of 6/30/09	$1,360,000	$8,116,949	$9,476,949

For the six months ended June 30, 2009, total change in unrealized gain (loss) on Level 3 securities included in the change in net assets was $1,728,666. Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statement of Operations.

Repurchase Agreements: The Portfolio may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Portfolio could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Portfolio may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Portfolio may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations. The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. The Portfolio may use futures contracts to hedge against changes in the value of interest rates. The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date, and interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See footnotes on page 15.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Foreign Currency Transactions: The Portfolio's accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

The Portfolio is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Portfolio's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

New Accounting Pronouncements:

Effective January 1, 2009, the Portfolio adopted the Financial Accounting Standards Board Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Portfolio's financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

In April 2009, the FASB issued FASB Staff Position No. FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Portfolio and the results of its operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Statement of Net Assets.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly on the following rates of the Portfolio's average daily net assets: .425% on the first $500 million, .375% on the next $500 million and .325% on the excess of $1 billion. Under the terms of the agreement, $97,243 was payable at period end. In addition, $49,710 was payable at period end for operating expenses paid by the Advisor during June 2009.

Calvert Administrative Services Company, Inc., an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .275% of the average daily net assets of the Portfolio. Under the terms of the agreement, $62,922 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $16,285 for the six months ended June 30, 2009. Under the terms of the agreement, $2,935 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $20,000. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than U.S. Government and short-term securities, were $66,752,282 and $80,873,960 , respectively. U.S. Government security purchases and sales were $8,256,863 and $7,592,358, respectively.

The cost of investments owned at June 30, 2009 for federal income tax purposes was $330,537,656. Net unrealized depreciation aggregated $53,581,972, of which $6,765,856 related to appreciated securities and $60,347,828 related to depreciated securities.

Net realized capital loss carryforwards for federal income tax purposes of $35,133,436 at December 31, 2008 may be utilized to offset future capital gains until expiration in December 2016.

Note D -- Line of Credit

A financing agreement is in place with certain Calvert Group Funds and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2009. For the six months ended June 30, 2009, borrowing information by the Portfolio under the Agreement was as follows:

AVERAGE DAILY BALANCE	WEIGHTED AVERAGE INTEREST RATE	MAXIMUM AMOUNT BORROWED	MONTH OF MAXIMUM AMOUNT BORROWED
$33,533	0.75%	$913,815	March 2009

Balanced Portfolio
Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
	2009	2008	2007
Net asset value, beginning	$1.247	$1.918	$2.030
Income from investment operations
Net investment income	.016	.046	.051
Net realized and unrealized gain (loss)	.080	(.648)	.005
Total from investment operations	.096	(.602)	.056
Distributions from
Net investment income	--	(.044)	(.051)
Net realized gain	--	(.025)	(.117)
Total distributions	--	(.069)	(.168)
Total increase (decrease) in net asset value	.096	(.671)	(.112)
Net asset value, ending	$1.343	$1.247	$1.918

Total return*	7.70%	(31.38%)	2.76%
Ratios to average net assets: A
Net investment income (loss)	2.44% (a)	2.50%	2.35%
Total expenses	.91% (a)	.92%	.90%
Expenses before offsets	.91% (a)	.92%	.90%
Net expenses	.91% (a)	.92%	.90%
Portfolio turnover	30%	107%	157%
Net assets, ending (in thousands)	$277,066	$267,916	$446,263

		Years Ended
	December 31,	December 31,	December 31,
	2006	2005	2004
Net asset value, beginning	$1.943	$1.872	$1.758
Income from investment operations
Net investment income	.049	.034	.029
Net realized and unrealized gain (loss)	.122	.072	.116
Total from investment operations	.171	.106	.145
Distributions from
Net investment income	(.048)	(.035)	(.031)
Net realized gain	(.036)	--	--
Total distributions	(.084)	(.035)	(.031)
Total increase (decrease) in net asset value	.087	.071	.114
Net asset value, ending	$2.030	$1.943	$1.872

Total return*	8.77%	5.65%	8.26%
Ratios to average net assets: A
Net investment income	2.33%	1.78%	1.67%
Total expenses	.91%	.92%	.91%
Expenses before offsets	.91%	.92%	.91%
Net expenses	.90%	.92%	.91%
Portfolio turnover	132%	172%	186%
Net assets, ending (in thousands)	$478,705	$482,956	$467,771

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

(a) Annualized

* Total return is not annualized for periods less than one year.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745 or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund or visiting the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.


CALVERT VARIABLE SERIES, INC.
Calvert Social Equity Portfolio

Semi-Annual Report
June 30, 2009

Calvert Investments

1	Portfolio Management Discussion
3	Average Annual Total Returns
4	Shareholder Expense Example
5	Statement of Net Assets
9	Statement of Operations
10	Statements of Changes in Net Assets
11	Notes to Financial Statements
15	Financial Highlights
17	Explanation of Financial Tables
18	Proxy Voting
19	Availability of Quarterly Portfolio Holdings

Calvert Variable Series, Inc.
Calvert Social Equity Portfolio
Economic Sectors	% of Total Investments (at 6.30.09)
Consumer Discretionary	11.3%
Consumer Staples	10.8%
Energy	4.6%
Financials	13.7%
Health Care	19.4%
Industrials	6.0%
Information Technology	27.0%
Materials	4.5%
Time Deposit	0.3%
Utilities	2.4%
Total	100%

Investment Climate

The economic picture in the United States and around the globe remained weak during the first half of 2009 and equity markets posted their worst first-quarter performance since 1939. However, by March, reports of a slower rate of economic deterioration and some positive earnings surprises proved to be the little encouragement battered investors needed to trigger a rally which carried markets back into positive territory for the current year. The rally continued until mid-June, at which point mixed economic news and downbeat earnings projections brought expectations for an early recovery more in line with reality. Equity markets ended the period in positive territory, but it was a difficult path to those gains.

With both the consumer and corporate parts of the economy continuing to look grim, investors looked to the new Administration to stimulate the economy. In addition to a stimulus package that provided tax relief, additional government spending, and direct payments to individuals, the Treasury Department, Federal Reserve Bank, and FDIC embarked on a series of unprecedented steps designed to stabilize the financial system. There is evidence of the effectiveness of these acts as credit spreads improved and some financial institutions began paying back government support and even reported sizable profits. (Credit spreads measure the difference in yield between corporate bonds and Treasury securities with comparable maturities.) However, declining housing prices, rising mortgage delinquency rates, and a rapidly rising rate of unemployment made it clear that an economic recovery is likely to be more drawn out and perhaps less robust than markets anticipated.

Equity market losses early in the year were offset by the rally in the second quarter, resulting in generally positive returns in equity markets. In the U.S., mid-cap stocks performed the best, up nearly 10%, while large- and small-cap stocks saw more modest gains, closer to 3% to 4% for the period.1 Foreign markets also performed well, with the Morgan Stanley Capital International Europe Australasia Far East Investable Markets Index (MSCI EAFE IMI) up 9.7% for the period and emerging markets posting a gain of over 38%.

In the Russell 1000 Index, three sectors--Information Technology, Materials, and Consumer Discretionary--drove the market's positive performance by producing double-digit returns while the majority of the sectors suffered modest losses. Financials were highly volatile during the period, dropping by almost half in the early part, and then nearly doubling during the March to June rally.

Outlook

With the steep stock-market rally in the second quarter, markets seemed to be forecasting a sharper, V-shaped economic recovery. However, judging by fundamentals, this rally seemed to have come too far, too soon, and we were due for the pause experienced in late June. Overall, we are still placing a higher probability on a slower-paced recovery with conflicting economic data likely to continue to generate volatility in the equity markets.

Visit www.calvert.com to find economic and market commentary from Calvert's investment professionals.

Sincerely,

Natalie A. Trunow
Senior Vice President, Head of Equities
Calvert Asset Management Company
July 2009

1. The Russell Midcap® Index gained 9.96% for the six-month period ended June 30, 2009, while the small-cap oriented Russell 2000® Index earned 2.64% and the large-cap Russell 1000® Index rose 4.32%.

Equity Portfolio
Average Annual Total Returns
(period ended June 30, 2009)

				Since Inception
	6 months	1 year	5 years	(4/30/2002)

Equity Portfolio	10.27%	-24.81%	-1.12%	0.18%
S&P 500 Index	3.16%	-26.21%	-2.24%	-0.24%

Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable life contract. Past performance does not indicate future results.

Calvert Social Equity Portfolio of Calvert Variable Series, Inc. should not be confused with Calvert Social Investment Fund Equity Portfolio.
Performance of the two funds will differ.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Actual	$1,000.00	$1,102.70	$5.63
Hypothetical (5% return per year before expenses)	$1,000.00	$1,019.44	$5.41

* Expenses are equal to the Fund's annualized expense ratio of 1.08%, multiplied by the average account value over the period, multiplied by 181/365.

EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2009

EQUITY SECURITIES - 99.7%	SHARES	VALUE
Air Freight & Logistics - 2.4%
C.H. Robinson Worldwide, Inc.	2,200	$114,730
United Parcel Service, Inc., Class B	1,300	64,987
		179,717

Biotechnology - 1.7%
Genzyme Corp.*	2,300	128,041

Capital Markets - 8.6%
Bank of New York Mellon Corp.	5,888	172,577
Charles Schwab Corp.	6,800	119,272
Goldman Sachs Group, Inc.	1,000	147,440
SEI Investments Co.	8,100	146,124
T. Rowe Price Group, Inc.	1,250	52,088
		637,501

Chemicals - 4.5%
Air Products & Chemicals, Inc.	2,400	155,016
Ecolab, Inc.	4,600	179,354
		334,370

Commercial Banks - 2.4%
SunTrust Banks, Inc.	4,300	70,735
Wells Fargo & Co.	3,000	72,780
Zions Bancorporation	2,850	32,946
		176,461

Communications Equipment - 8.0%
Cisco Systems, Inc.*	13,800	257,232
Nokia Oyj (ADR)	7,600	110,808
QUALCOMM, Inc.	5,100	230,520
		598,560

Computers & Peripherals - 8.3%
Apple, Inc.*	1,950	277,738
Hewlett-Packard Co.	8,900	343,985
		621,723

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Electrical Equipment - 0.9%
Emerson Electric Co.	2,000	$64,800

Energy Equipment & Services - 2.7%
FMC Technologies, Inc.*	2,800	105,224
Smith International, Inc.	3,600	92,700
		197,924

Food & Staples Retailing - 7.7%
Costco Wholesale Corp.	1,700	77,690
CVS Caremark Corp.	11,000	350,570
Sysco Corp.	6,600	148,368
		576,628

Gas Utilities - 2.4%
Questar Corp.	5,800	180,148

Health Care Equipment & Supplies - 12.1%
DENTSPLY International, Inc.	4,300	131,236
Intuitive Surgical, Inc.*	500	81,830
Medtronic, Inc.	4,700	163,983
St. Jude Medical, Inc.*	4,100	168,510
Stryker Corp.	6,500	258,310
Varian Medical Systems, Inc.*	2,900	101,906
		905,775

Health Care Providers & Services - 2.4%
Laboratory Corp. of America Holdings*	2,600	176,254

Household Products - 3.0%
Colgate-Palmolive Co.	600	42,444
Procter & Gamble Co.	3,600	183,960
		226,404

Insurance - 2.8%
Aflac, Inc.	6,800	211,412

Internet Software & Services - 3.8%
Google, Inc.*	670	282,465

Machinery - 2.2%
Danaher Corp.	1,800	111,132
Deere & Co.	1,300	51,935
		163,067

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Media - 2.2%
Omnicom Group, Inc.	5,300	$167,374

Multiline Retail - 4.2%
Kohl's Corp.*	3,500	149,625
Target Corp.	4,100	161,827
		311,452

Oil, Gas & Consumable Fuels - 1.9%
EOG Resources, Inc.	2,100	142,632

Pharmaceuticals - 3.2%
Novartis AG (ADR)	5,800	236,582

Semiconductors & Semiconductor Equipment - 3.5%
Intel Corp.	12,600	208,530
Linear Technology Corp.	2,300	53,705
		262,235

Software - 3.4%
Microsoft Corp.	10,650	253,151

Specialty Retail - 4.9%
Lowe's Co.'s, Inc.	3,900	75,699
Staples, Inc.	14,400	290,448
		366,147

Trading Companies & Distributors - 0.5%
Fastenal Co.	1,200	39,804

Total Equity Securities (Cost $8,648,271)		7,440,627

	Principal
TIME DEPOSIT - 0.3%	Amount	Value

State Street Corp. Time Deposit, 0.01%, 7/1/09	$23,000	$23,000

Total Time Deposit (Cost $23,000)		23,000

TOTAL INVESTMENTS (Cost $8,671,271) - 100.0%		7,463,627
Other assets and liabilities, net - 0.0%		(1,851)
NET ASSETS - 100%		$7,461,776

Net Assets Consist of:
Paid-in capital applicable to 522,552 shares of common stock outstanding;
$0.01 par value, 1,000,000,000 shares authorized		$8,868,994
Undistributed net investment income		35,198
Accumulated net realized gain (loss) on investments		(234,772)
Net unrealized appreciation (depreciation) on investments		(1,207,644)

Net Assets		$7,461,776

Net Asset Value per Share		$14.28

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipt

See notes to financial statements.

Equity Portfolio
Statement of Operations
Six Months Ended June 30, 2009

Net Investment Income
Investment Income:
Dividend income (net of foreign taxes withheld of $1,749)	$60,259
Interest income	7
Total investment income	60,266

Expenses:
Investment advisory fee	17,364
Transfer agent fees and expenses	2,883
Accounting fees	535
Directors' fees and expenses	475
Administrative fees	6,945
Custodian fees	2,624
Reports to shareholders	1,923
Professional fees	9,962
Miscellaneous	1,718
Total expenses	44,429
Reimbursement from Advisor	(6,916)
Fees paid indirectly	(7)
Net expenses	37,506

Net Investment Income	22,760

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss)	(313,845)
Change in unrealized appreciation (depreciation)	993,992

Net Realized and Unrealized Gain
(Loss) on Investments	680,147

Increase (Decrease) in Net Assets
Resulting From Operations	$702,907

See notes to financial statements.

Equity Portfolio
Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2009	2008
Operations:
Net investment income	$22,760	$12,438
Net realized gain (loss)	(313,845)	438,534
Change in unrealized appreciation or (depreciation)	993,992	(4,482,398)

Increase (Decrease) in Net Assets
Resulting From Operations	702,907	(4,031,426)

Distributions to shareholders from:
Net realized gain	--	(70,637)

Capital share transactions:
Shares sold	4,066,306	3,627,686
Reinvestment of distributions	--	70,637
Shares redeemed	(4,234,269)	(3,477,749)
Total capital share transactions	(167,963)	220,574

Total Increase (Decrease) in Net Assets	534,944	(3,881,489)

Net Assets
Beginning of period	6,926,832	10,808,321
End of period (including undistributed net investment
income of $35,198 and $12,438, respectively)	$7,461,776	$6,926,832

Capital Share Activity
Shares sold	345,437	195,144
Reinvestment of distributions	--	5,540
Shares redeemed	(357,944)	(195,956)
Total capital share activity	(12,507)	4,728

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General: Calvert Social Equity Portfolio (the "Portfolio"), a series of Calvert Variable Series, Inc. (the "Fund"), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of eleven separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2009, no securities were fair valued under the direction of the Board of Directors.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2009:

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity Securities*	$7,440,627	--	--	$7,440,627
Other Debt Obligations	--	$23,000	--	23,000
TOTAL	$7,440,627	$23,000	--	$7,463,627

* For further breakdown of Equity Securities by industry type, please refer to the Statement of Net Assets.

Repurchase Agreements: The Portfolio may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Portfolio could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio's understanding of the applicable country's tax rules and rates.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

The Portfolio is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Portfolio's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

New Accounting Pronouncements:

Effective January 1, 2009, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Portfolio's financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

In April 2009, the FASB issued FASB Staff Position No. FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Portfolio and the results of its operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Statement of Net Assets.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .50%, of the Portfolio's average daily net assets. Under the terms of the agreement, $3,178 was payable at period end. In addition, $1,680 was payable at period end for operating expenses paid by the Advisor during June 2009.

The Advisor has agreed to limit net annual portfolio operating expenses through April 30, 2010. The contractual expense cap is 1.08%. For the purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense offset credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

The Advisor voluntarily reimbursed the Portfolio for expenses of $555 for the six months ended June 30, 2009.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .20% based on the Portfolio's annual average daily net assets. Under the terms of the agreement, $1,271 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $20,000. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $1,175,519 and $1,208,084, respectively.

The cost of investments owned at June 30, 2009 for federal income tax purposes was $8,710,915. Net unrealized depreciation aggregated $1,247,288, of which $163,438 related to appreciated securities and $1,410,726 related to depreciated securities. Net realized capital loss carryforwards of $16,680, $242,391 and $2,240 at December 31, 2008 may be utilized to offset future capital gains until expiration in December 2010, December 2011 and December 2012, respectively. The Portfolio's use of net capital loss carryforwards acquired from Ohio National Fund, Inc., Social Awareness Portfolio may be limited under certain tax provisions.

Note D -- Line of Credit

A financing agreement is in place with certain Calvert Group Funds and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2009. For the six months ended June 30, 2009, borrowing information by the Portfolio under the Agreement was as follows:

AVERAGE DAILY BALANCE	WEIGHTED AVERAGE INTEREST RATE	MAXIMUM AMOUNT BORROWED	MONTH OF MAXIMUM AMOUNT BORROWED
$12,318	0.75%	$1,047,000	February 2009

Equity Portfolio
Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
	2009	2008	2007
Net asset value, beginning	$12.95	$20.38	$19.48
Income from investment operations
Net investment income (loss)	.04	.02	(.01)
Net realized and unrealized gain (loss)	1.29	(7.32)	1.96
Total from investment operations	1.33	(7.30)	1.95
Distributions from
Net realized gain	--	(.13)	(1.05)
Total increase (decrease) in net asset value	1.33	(7.43)	.90
Net asset value, ending	$14.28	$12.95	$20.38

Total return*	10.27%	(35.79%)	9.99%
Ratios to average net assets: A
Net investment income (loss)	.66% (a)	.13%	(.03%)
Total expenses	1.28% (a)	1.19%	1.11%
Expenses before offsets	1.08% (a)	1.12%	1.10%
Net expenses	1.08% (a)	1.08%	1.05%
Portfolio turnover	17%	69%	41%
Net assets, ending (in thousands)	$7,462	$6,927	$10,808

		Years Ended
	December 31,	December 31,	December 31,
	2006	2005	2004
Net asset value, beginning	$17.70	$16.94	$15.82
Income from investment operations
Net investment income (loss)	***	(.01)	.02
Net realized and unrealized gain (loss)	1.78	.78	1.11
Total from investment operations	1.78	.77	1.13
Distributions from
Net investment income	--	(.01)	(.01)
Total increase (decrease) in net asset value	1.78	.76	1.12
Net asset value, ending	$19.48	$17.70	$16.94

Total return*	10.06%	4.54%	7.16%
Ratios to average net assets: A
Net investment income (loss)	(.004%)	(.05%)	.14%
Total expenses	1.15%	1.34%	1.35%
Expenses before offsets	1.14%	1.12%	1.12%
Net expenses	1.07%	1.08%	1.08%
Portfolio turnover	42%	34%	16%
Net assets, ending (in thousands)	$9,938	$8,580	$9,564

See notes to financial highlights.

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

(a) Annualized.

* Total return is not annualized for periods less than one year.

*** Per share equals (.0007).

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745 or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund or visiting the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.


CALVERT VARIABLE SERIES, INC.
Calvert Income Portfolio

Semi-Annual Report
June 30, 2009

Calvert Investments

1	Portfolio Management Discussion
3	Average Annual Total Returns
4	Shareholder Expense Example
5	Statement of Net Assets
13	Statement of Operations
14	Statements of Changes in Net Assets
15	Notes to Financial Statements
21	Financial Highlights
23	Explanation of Financial Tables
24	Proxy Voting
25	Availability of Quarterly Portfolio Holdings

Calvert Variable Series, Inc.
Calvert Income Portfolio

Economic Sectors
% of Total Investments
(at 6.30.09)
Asset Backed Securities	3.7%
Basic Materials	2.6%
Communications	1.6%
Consumer, Cyclical	1.2%
Consumer, Non-cyclical	3.0%
Diversified	1.1%
Energy	3.3%
Financials	24.7%
Government	15.5%
Industrials	4.8%
Mortgage Securities	7.6%
Technology	0.3%
Time Deposits	25.7%
Utilities	4.9%

Total	100%

Investment Climate

The first half of 2009 was a tale of two quarters. A steady stream of poor economic data throughout most of the first quarter--including monthly employment data which showed that over 2 million non-farm jobs1 had been shed during the quarter--undermined investors' fragile confidence and made the consensus economic outlook even gloomier2. By early March, stocks had sunk to a new low and the difference in yields between bonds of high and low credit quality had widened significantly.

To quell the rising fear, the Federal Reserve (Fed) expanded its program to buy back government securities and ramped up its efforts to increase the flow of credit to businesses and consumers. The Obama administration also announced an ambitious program to restore the health of financial institutions by ridding them of toxic assets--again, in the hopes of freeing up credit for consumers.

By the end of March, most sectors of the fixed-income market started to recover--including the municipal bond market. Money market liquidity in general continued to improve throughout the quarter.

Improvement in the economic outlook and market conditions accelerated rapidly in the second quarter. A combination of better economic data, such as improving consumer confidence, and encouraging news about the stability of major financial institutions fueled big rallies in stocks, commodities, and corporate bonds. The consensus forecast for the pace of economic growth in 2009 steadily improved from the March low. Expectations for the pace of headline inflation picked up as well--from near zero percent to a modest 1.3% pace.

The fixed-income sectors (e.g. high-yield bonds and asset-backed securities) that had been most frozen thawed significantly. Also, the new Build America Bonds program (created in the economic stimulus bill enacted earlier this year) spurred the issuance of billions of dollars in new municipal bonds for capital projects, which helped drive average municipal yields down by almost half a percentage point.3

All these new federal initiatives required the Treasury Department to massively increase its borrowing. As a result, longer Treasury rates increased sharply over the first half of the year, with the 10-year Treasury yield rising 1.28 percentage points.4 On the other hand, short-term Treasury yields hovered around the near-zero-percent federal funds rate.

Outlook

We believe the worst of the recession has passed and that the economy is set to stabilize and improve a bit in the second half of 2009. However, it is likely the pace of economic growth will be uneven since the economy remains heavily dependent on government support to boost household spending. Furthermore, markets are likely to fluctuate as expectations change about the economic outlook and financial markets and new federal policies unfold. As such, we expect market volatility to remain above average a while longer.

Looking ahead, we think the Fed will maintain its current monetary and credit policies, perhaps well into next year. However, the Fed's policies of pumping out money to spur lending and stimulate the economy may increase the risk of inflation down the road.

While Treasury yields have climbed significantly from the near-record lows of December 2008, we believe they still have room to rise. The Treasury shows no signs of slowing its debt auctions, which continue to push prices lower and yields higher. In order to protect against further yield increases, we currently plan to maintain the shorter-than-benchmark durations of our bond funds. We will also look for opportunities to add attractively priced securities to our portfolios when we believe we are being compensated for their relative credit risk.

We feel the outlook is particularly encouraging on a number of fronts for municipal bonds. For one, demographics are favorable since baby boomers are beginning to enter their retirement years and will need the type of reliable income that municipal bonds can provide. Also, the value of tax-exempt bonds should rise if federal tax rates increase.

Visit www.calvert.com to find economic and market commentary from Calvert's investment professionals.

Sincerely,

Catherine Roy

Senior Vice President and Chief Investment Officer, Fixed Income

Calvert Asset Management Company

July 2009

1. Source: Bureau of Labor Statistics

2. Source for consensus forecasts: Wall Street Journal Survey of Economic Forecasters.

3. Source: Bond Buyer index of yields on 20 municipal general obligations.

4. Source for Treasury yields: Federal H.15 report.

Income Portfolio
Average Annual Total Returns
(period ended June 30, 2009)

				Since Inception
	6 months	1 year	5 years	(4/30/2002)

Income Portfolio	8.36%	-3.59%	2.69%	4.71%
Barclays Capital U.S. Credit Index	6.87%	4.08%	4.08%	5.16%

Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable life contract. Past performance does not indicate future results.

Calvert Income Portfolio of Calvert Variable Series, Inc. should not be confused with Calvert Income Fund. Performance of the two funds will differ.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/09	6/30/09	1/1/09 - 6/30/09

Actual	$1,000.00	$1,083.60	$4.18
Hypothetical (5% return per year before expenses)	$1,000.00	$1,020.78	$4.06

* Expenses are equal to the Fund's annualized expense ratio of 0.81%, multiplied by the average account value over the period, multiplied by 181/365.

INCOME PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2009

	PRINCIPAL
ASSET-BACKED SECURITIES - 3.8%	AMOUNT	VALUE
AmeriCredit Automobile Receivables Trust:
4.63%, 6/6/12	$275,108	$279,403
0.968%, 7/6/12 (r)	192,123	188,226
Capital Auto Receivables Asset Trust, 0.379%, 7/15/10 (r)	89,839	88,405
Captec Franchise Trust, 8.155%, 6/15/13 (e)	200,000	165,187
Centex Home Equity, 7.86%, 7/25/32 (r)	40,179	5,716
Countrywide Asset-Backed Certificates, 0.764%, 11/25/34 (r)	80,641	54,766
DB Master Finance LLC, 5.779%, 6/20/31 (e)	250,000	225,832
Enterprise Mortgage Acceptance Co. LLC, 6.969%, 1/15/27 (e)(r)	446,738	203,685
GE Capital Credit Card Master Note Trust, 0.359%, 3/15/13 (r)	500,000	490,542
Household Automotive Trust:
5.43%, 6/17/11	70,558	71,165
4.55%, 7/17/12	384,735	389,565
SLM Student Loan Trust, 1.642%, 10/25/17 (r)	400,000	389,164

Total Asset-Backed Securities (Cost $2,639,700)		2,551,656

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 1.6%
American Home Mortgage Assets, 3.325%, 5/25/46 (g)(r)	945,271	30,721
Banc of America Mortgage Securities, Inc.:
4.798%, 8/25/19 (r)	230,529	66,500
4.765%, 7/20/32 (r)	47,905	39,981
Chase Funding Mortgage Loan, 4.045%, 5/25/33 (r)	69,562	66,948
Countrywide Home Loan Mortgage Pass Through Trust, 0.654%, 6/25/35 (r)(e)	236,276	135,524
Impac CMB Trust:
0.624%, 4/25/35 (r)	104,217	30,458
0.584%, 5/25/35 (r)	244,425	108,926
0.634%, 8/25/35 (r)	87,436	34,729
Residential Asset Securitization Trust, 6.25%, 11/25/36	98,727	56,584
Salomon Brothers Mortgage Securities VII, Inc., 5.551%, 9/25/33 (r)	89,615	33,634
Structured Asset Securities Corp., 5.50%, 6/25/35	1,250,000	456,636

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $1,468,216)		1,060,641

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.1%
Banc of America Commercial Mortgage, Inc., 5.449%, 1/15/49	300,000	232,311
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.205%, 12/11/49	400,000	365,871
Cobalt CMBS Commercial Mortgage Trust, 5.74%, 8/15/12 (r)	3,000,000	2,618,745
Crown Castle Towers LLC:
4.643%, 6/15/35 (e)	250,000	243,500
5.245%, 11/15/36 (e)	400,000	405,391
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (e)	350,000	261,191

Total Commercial Mortgage-Backed Securities (Cost $4,705,199)		4,127,009
	PRINCIPAL
CORPORATE BONDS - 47.5%	AMOUNT	VALUE
AgFirst Farm Credit Bank:
8.393% to 12/15/11, floating rate thereafter to 12/15/16 (b)(r)	$350,000	$315,000
6.585% to 6/15/12, floating rate thereafter to 6/29/49 (e)(r)	350,000	213,977
7.30%, 10/14/49 (b)(e)	300,000	250,593
Alliance Mortgage Investments, 12.61%, 6/1/10 (b)(r)(x)*	96,336	-
American National Red Cross, 5.422%, 11/15/13	335,000	332,273
Anglo American Capital plc, 9.375%, 4/8/19 (e)	300,000	330,651
Anheuser-Busch InBev Worldwide, Inc.:
6.875%, 11/15/19 (e)	200,000	202,219
7.75%, 1/15/19 (e)	200,000	219,434
APL Ltd., 8.00%, 1/15/24	175,000	122,937
ArcelorMittal, 5.375%, 6/1/13	500,000	478,233
Atlantic City Electric Co., 6.625%, 8/1/13	500,000	538,274
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (e)	200,000	126,500
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	650,000	6,500
AXA SA, 4.707%, 6/8/49 (b)	450,000	135,000
BAC Capital Trust XV, 1.468%, 6/1/56 (r)	1,300,000	656,285
BAE Systems Asset Trust, 6.664%, 9/15/13 (b)(e)	719,014	736,486
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (b)(e)	574,782	525,005
Bear Stearns Co.'s, Inc., 0.903%, 9/9/09 (r)	350,000	349,676
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	1,555,000	1,230,394
C8 Capital SPV Ltd., 6.64% to 12/31/14, floating rate thereafter to 12/31/49 (e)(r)	600,000	318,000
Capital One Bank NA, 8.80%, 7/15/19	500,000	508,459
Cargill, Inc., 2.352%, 1/21/11 (e)(r)	400,000	399,247
Chase Capital VI, 1.653%, 8/1/28 (r)	500,000	280,078
CIT Group, Inc., 6.10% to 3/15/17, floating rate thereafter to 3/15/67 (b)(r)	200,000	75,858
Citibank NA, 0.601%, 7/12/11 (r)	300,000	300,002
Citigroup Funding, Inc., 1.369%, 4/30/12 (r)	300,000	303,713
Comcast Corp., 1.439%, 7/14/09 (r)	600,000	600,005
Compass Bancshares, Inc., 1.749%, 10/9/09 (e)(r)	200,000	199,799
Consumers Energy Co., 4.40%, 8/15/09	500,000	501,339
Credit Agricole SA, 6.637% to 5/31/17, floating rate thereafter to 5/29/49 (e)(r)	1,745,000	1,047,000
Deutsche Bank Capital Trust, 3.032%, 12/29/49 (b)(r)	200,000	128,000
Dexia Credit Local, 1.263%, 9/23/11 (e)(r)	300,000	300,011
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	100,000	98,468
Discover Financial Services, 1.169%, 6/11/10 (r)	600,000	564,915
Dominion Resources, Inc.:
1.664%, 6/17/10 (r)	300,000	298,381
6.30% to 9/30/11, floating rate thereafter to 9/30/66 (b)(r)	400,000	284,000
Enterprise Products Operating LP, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	1,000,000	737,500
FMG Finance Pty Ltd., 4.668%, 9/1/11 (e)(r)	800,000	764,000
Fort Knox Military Housing, 5.815%, 2/15/52 (e)	250,000	176,510
General Motors Corp.:
7.40%, 9/1/25 (h)	200,000	24,500
8.375%, 7/15/33 (i)	2,000,000	260,000
Glitnir Banki HF:
2.95%, 10/15/08 (b)(u)(y)	400,000	59,000
3.078%, 4/20/10 (e)(r)(v)(y)	600,000	97,500
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (b)(e)(r)(w)(y)	100,000	1,000
Goldman Sachs Group, Inc., 1.201%, 9/29/14 (r)	250,000	218,664
Great River Energy, 5.829%, 7/1/17 (b)(e)	480,184	488,697

	PRINCIPAL
CORPORATE BONDS - Cont'd	AMOUNT	VALUE
Home Depot, Inc., 0.749%, 12/16/09 (r)	$300,000	$298,835
HRPT Properties Trust, 1.224%, 3/16/11 (r)	450,000	390,834
Idearc, Inc., 8.00%, 11/15/16 (b)(f)	50,000	1,313
Independence Community Bank Corp., 3.028%, 4/1/14 (r)	505,000	359,150
ION Media Networks, Inc., 11.00%, 7/31/13 (b)(z)*	167,909	50
Irwin Land LLC, 5.03%, 12/15/25 (e)	150,000	112,719
JET Equipment Trust, 7.63%, 8/15/12 (b)(e)(z)*	27,324	150
John Deere Capital Corp., 1.807%, 1/18/11 (r)	500,000	496,703
JPMorgan Chase Capital XXIII, 1.883%, 5/15/47 (r)	600,000	305,936
Kansas City Southern de Mexico SA de CV, 7.375%, 6/1/14	50,000	42,000
Kaupthing Bank HF, 5.75%, 10/4/11 (e)(t)(y)	600,000	78,000
Kern River Funding Corp., 6.676%, 7/31/16 (e)	44,196	40,957
Koninklijke Philips Electronics NV, 1.798%, 3/11/11 (r)	200,000	200,522
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	1,000,000	755,000
Lincoln National Corp., 6.05% to 4/20/17, floating rate thereafter to 4/20/67 (r)	115,000	73,025
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	200,000	169,342
Lloyds Banking Group plc, 6.657% to 5/21/37, floating rate thereafter to 5/19/49 (b)(e)(r)	200,000	77,000
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	42,000	368
8.30%, 12/1/37 (e)(m)*	100,000	875
M&I Marshall & Ilsley Bank, 0.916%, 12/4/12 (r)	300,000	208,569
Massachusetts Institute of Technology, 7.25%, 11/2/96	150,000	157,018
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	300,000	205,581
Merrill Lynch & Co., Inc.:
0.996%, 8/14/09 (r)	250,000	249,214
1.591%, 1/15/15 (b)(r)	400,000	331,680
Monumental Global Funding III, 1.283%, 8/17/09 (e)(r)	400,000	400,175
National Fuel Gas Co., 6.50%, 4/15/18	100,000	97,880
Nationwide Health Properties, Inc.:
6.50%, 7/15/11	400,000	401,753
6.59%, 7/7/38	70,000	57,293
Noble Group Ltd.:
8.50%, 5/30/13 (e)	650,000	607,750
6.625%, 3/17/15 (e)	150,000	127,500
Ohana Military Communities LLC:
5.675%, 10/1/26 (e)	600,000	533,370
6.00%, 10/1/51 (e)	200,000	152,326
OPTI Canada, Inc., 8.25%, 12/15/14	200,000	132,500
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(j)*	250,000	2,500
Pacific Pilot Funding Ltd., 1.857%, 10/20/16 (e)(r)	95,367	70,330
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	200,000	190,089
Pepco Holdings, Inc., 1.293%, 6/1/10 (r)	160,000	151,536
Pioneer Natural Resources Co.:
5.875%, 7/15/16	250,000	214,350
6.65%, 3/15/17	350,000	305,458
Plains All American Pipeline LP, 4.75%, 8/15/09	250,000	250,364
Prime Property Fund, Inc., 5.50%, 1/15/14 (e)	150,000	107,778
ProLogis, 6.625%, 5/15/18	400,000	314,961
Puget Sound Energy, Inc., 7.02%, 12/1/27	377,000	369,565
R.H. Donnelley Corp., 6.875%, 1/15/13 (c)	125,000	6,406

	PRINCIPAL
CORPORATE BONDS - Cont'd	AMOUNT	VALUE
Rabobank Nederland NV, 11.00% to 6/30/19, floating rate thereafter to 12/29/49 (e)(r)	$200,000	$222,534
Reed Elsevier Capital, Inc., 0.959%, 6/15/10 (r)	300,000	295,865
Rochester Gas & Electric Corp., 6.375%, 9/1/33 (b)	475,000	480,225
Roper Industries, Inc., 6.625%, 8/15/13	100,000	101,721
Royal Bank of Scotland Group plc, 7.64% to 9/29/17, floating rate thereafter to 3/31/49 (r)	1,400,000	560,000
Skyway Concession Co. LLC, 0.878%, 6/30/17 (b)(e)(r)	150,000	121,443
SouthTrust Bank, 6.565%, 12/15/27	899,000	809,980
Sovereign Bank, 2.738%, 8/1/13 (r)	200,000	150,006
SunTrust Bank, 0.863%, 5/21/12 (b)(r)	300,000	277,162
Svenska Handelsbanken AB, 4.875%, 6/10/14 (e)	200,000	198,673
TEPPCO Partners LP, 7.00% to 6/1/17, floating rate thereafter to 6/1/67 (r)	336,000	252,205
Thomson Reuters Corp., 6.20%, 1/5/12	200,000	208,320
TIERS Trust:
8.45%, 12/1/17 (b)(e)(n)*	219,620	1,922
STEP, 0.00% to 10/15/33, 7.697% thereafter to 10/15/97 (b)(e)(r)	1,000,000	20,530
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/34 (b)(e)	975,000	103,799
2/15/43 (b)(e)	2,500,000	360,525
2/15/45 (b)(e)	7,625,962	969,107
Vessel Management Services, Inc., 5.125%, 4/16/35 (b)	300,000	300,000
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/29/49 (r)	700,000	420,000
Wells Fargo Bank, 6.584%, 9/1/27 (e)	250,000	257,587
Western Refining, Inc., 10.75%, 6/15/14 (e)(r)	200,000	179,500
Windsor Petroleum Transport Corp., 7.84%, 1/15/21 (b)(e)	298,000	256,280
Xerox Corp., 1.363%, 12/18/09 (r)	200,000	198,104
Xstrata Finance Canada Ltd., 5.80%, 11/15/16 (e)	100,000	89,616
Xstrata Finance Dubai Ltd., 1.27%, 11/13/09 (b)(e)(r)	400,000	396,000
Yara International ASA, 7.875%, 6/11/19 (e)	200,000	209,836

Total Corporate Bonds (Cost $39,183,940)		32,293,748

TAXABLE MUNICIPAL OBLIGATIONS - 12.9%
Adams-Friendship Area Wisconsin School District GO Bonds, 5.21%, 3/1/13	140,000	147,361
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon, 10/1/09	400,000	394,780
Aspen Colorado Public Facilities Authorities COPs:
5.31%, 9/1/09	120,000	120,839
5.30%, 9/1/11	135,000	141,225
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	300,000	283,854
Ewing Township New Jersey School District GO Bonds, 4.80%, 5/1/16	940,000	947,887
Jackson & Williamson Counties Illinois Community High School District GO Bonds,
Zero Coupon:
12/1/25	180,000	53,563
12/1/26	180,000	49,667
6/15/27	180,000	47,646
Kaukauna Wisconsin School District GO Bonds, 5.51%, 3/1/20	455,000	405,528
Kern County California PO Revenue Bonds, Zero Coupon:
8/15/19	170,000	73,532
8/15/20	365,000	141,602
Linden New Jersey GO Bonds, 5.63%, 4/1/21	285,000	250,783
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	250,000	198,895

		PRINCIPAL
TAXABLE MUNICIPAL OBLIGATIONS - Cont'd	AMOUNT	VALUE
New Jersey State Economic Development Authority State Pension Funding Revenue Bonds,
Zero Coupon, 2/15/21	$360,000	$161,294
New York City IDA Revenue Bonds, 6.027%, 1/1/46	200,000	172,588
Northwest Washington Electric Energy Revenue Bonds, 4.06%, 7/1/09	100,000	100,008
Oakland California Redevelopment Agency Tax Allocation Bonds, 5.411%, 9/1/21	200,000	169,594
Oconto Falls Wisconsin Public School District GO Bonds, 5.70%, 3/1/16	495,000	516,374
Orange County California PO Revenue Bonds, Zero Coupon, 9/1/16	236,000	144,236
Oregon State Local Governments GO Bonds, Zero Coupon, 6/1/18	500,000	273,725
Oregon State School Boards Association GO Bonds, Zero Coupon, 6/30/16	275,000	186,951
Owen Withee Wisconsin School District GO Bonds, 5.64%, 3/1/16	110,000	114,379
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/20	380,000	134,562
Redlands California PO Revenue Bonds, Zero Coupon:
8/1/22	175,000	61,917
8/1/23	185,000	60,369
8/1/24	200,000	59,920
8/1/25	215,000	59,377
8/1/26	230,000	58,540
Sacramento City California Financing Authority Tax Allocation Bonds, 5.015%, 12/1/10	200,000	197,698
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds,
5.625%, 5/1/16	400,000	371,172
San Bernardino County California Financing Authority PO Revenue Bonds, Zero Coupon:
8/1/12	200,000	162,556
8/1/15	251,000	157,866
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35	200,000	149,196
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.36%, 8/1/16	150,000	148,332
Shell Lake Wisconsin School District GO Bonds, 6.03%, 4/1/24	485,000	485,480
Sonoma County California PO Revenue Bonds, 6.625%, 6/1/13	170,000	180,832
Thorp Wisconsin School District GO Bonds, 5.75%, 4/1/16	190,000	198,653
University of Central Florida COPs, 5.125%, 10/1/20	250,000	195,675
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	250,000	190,677
West Covina California Public Financing Authority Lease Revenue Bonds:
5.39%, 6/1/11	60,000	60,641
5.41%, 6/1/12	80,000	80,195
6.05%, 6/1/26	750,000	626,685

Total Taxable Municipal Obligations (Cost $9,563,040)		8,736,654

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.9%
New Valley Generation I, 7.299%, 3/15/19	367,239	405,479
New Valley Generation V, 4.929%, 1/15/21	222,099	216,784

Total U.S. Government Agencies and Instrumentalities (Cost $621,215)		622,263

	PRINCIPAL
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.4%	AMOUNT	VALUE
Fannie Mae:
5.50%, 8/1/09	$33,442	$33,487
5.00%, 11/1/09	95,132	95,485
5.50%, 1/1/10	74,103	74,433
5.50%, 2/1/10	15,394	15,446
5.00%, 1/25/24	25,749	26,022
Government National Mortgage Association, 5.50%, 1/16/32	495,515	60,060

Total U.S. Government Agency Mortgage-Backed Securities (Cost $307,725)		304,933

U.S. TREASURY - 2.0%
United States Treasury Bonds:
4.50%, 5/15/38	50,000	51,609
3.50%, 2/15/39	85,000	73,485
4.25%, 5/15/39	335,000	331,493
United States Treasury Notes:
2.25%, 5/31/14	190,000	187,447
2.625%, 6/30/14	325,000	326,016
3.125%, 5/15/19	400,000	386,813

Total U.S. Treasury (Cost $1,332,504)		1,356,863

TIME DEPOSIT - 26.1%
State Street Corp. Time Deposit, 0.01%, 7/1/09	17,741,000	17,741,000

Total Time Deposit (Cost $17,741,000)		17,741,000

EQUITY SECURITIES - 0.4%	SHARES
Avado Brands, Inc. (b)*	1,601	16
Conseco, Inc.*	6,301	14,934
First Republic Preferred Capital Corp., Preferred (e)	300	153,600
Intermet Corp. (b)*	1,573	16
ION Media Networks, Inc., Preferred (b)*	11,930	-
Woodbourne Capital:
Trust I, Preferred (b)(e)	50,000	26,500
Trust II, Preferred (b)(e)	50,000	26,500
Trust III, Preferred (b)(e)	50,000	26,500
Trust IV, Preferred (b)(e)	50,000	26,500

Total Equity Securities (Cost $689,692)		274,566

TOTAL INVESTMENTS (Cost $78,252,231) - 101.7%		69,069,333
Other assets and liabilities, net - (1.7%)		(1,133,013)
NET ASSETS - 100%		$67,936,320

Net Assets Consist of:
Paid-in capital applicable to 4,677,990 shares of common stock outstanding;
$0.01 par value, 3,000,000,000 shares authorized		$82,301,896
Undistributed net investment income		2,229,104
Accumulated net realized gain (loss) on investments		(7,602,426)
Net unrealized appreciation (depreciation) on investments		(8,992,254)

Net Assets		$67,936,320

Net Asset Value per Share		$14.52

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
10 Year U.S. Treasury Notes	101	9/09	$11,742,828	($50,596)
30 Year U.S. Treasury Bonds	30	9/09	3,550,781	33,669
Total Purchased				(16,927)

Sold:
2 Year U.S. Treasury Notes	182	9/09	$39,351,813	$106,496
5 Year U.S. Treasury Notes	58	9/09	6,653,688	101,075
Total Sold				207,571

(b) This security was valued by the Board of Directors. See note A.

(c) R.H. Donnelley Corp. filed for Chapter 11 bankruptcy on May 28, 2009. This security is no longer accruing interest and $3,246 of interest was written off.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f) Idearc, Inc. filed for Chapter 11 bankruptcy on March 31, 2009. This security is no longer accruing interest and $1,833 of interest was written off during the period.

(g) During the period, $10,234 in interest was written off for American Home Mortgage Assets.

(h) General Motors Corp. filed for Chapter 7 bankruptcy on June 1, 2009. This security is no longer accruing interest and $3,741 in interest was written off during the period.

(i) General Motors Corp. filed for Chapter 7 bankruptcy on June 1, 2009. This security is no longer accruing interest and $63,743 in interest was written off during the period.

(j) Orkney Re II is in default and no longer accruing interest. During the period, $3,048 in interest was written off.

(m) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n) The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(p) The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(t) Kaupthing Bank HF Bonds due 10/4/11 are in default for interest. During the period, $479 in interest was written off.

(u) Glitnir Banki HF Bonds due 10/15/08 are in default for principal and interest. During the period, $2,819 in interest was written off.

(v) Glitnir Banki HF Bonds due 4/20/10 are in default for interest. During the period, $4,062 in interest was written off.

(w) Glitnir Banki HF Bonds due 6/15/16 are in default for interest. During the period, $2,119 in interest was written off.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(y) The government of Iceland took control of Glitnir Bank HF and Kaupthing Bank HF (the Banks) on October 8, 2008 and October 9, 2008, respectively. The government has prohibited the Banks from paying any claims owed to foreign entities. As of October 9, 2008, these securities are no longer accruing interest.

(z) This security is in default and no longer accruing interest.

* Non-income producing security.

Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
PO: Pension Obligation
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

See notes to financial statements.

Income Portfolio
Statement of Operations
Six Months Ended June 30, 2009

Net Investment Income
Investment Income:
Interest income	$2,086,690
Dividend income	35,130
Total investment income	2,121,820

Expenses:
Investment advisory fee	151,725
Transfer agent fees and expenses	5,698
Accounting fees	6,556
Directors' fees and expenses	5,440
Administrative fees	113,794
Custodian fees	25,048
Reports to shareholders	14,759
Professional fees	15,273
Miscellaneous	1,848
Total expenses	340,141
Reimbursement from Advisor	(32,769)
Fees paid indirectly	(128)
Net expenses	307,244

Net Investment Income	1,814,576

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(1,535,892)
Futures	(86,671)
(1,622,563)

Changes in unrealized appreciation or (depreciation) on:
Investments	5,132,215
Futures	785,731
5,917,946
Net Realized and Unrealized Gain
(Loss)	4,295,383

Increase (Decrease) in Net Assets
Resulting From Operations	$6,109,959

See notes to financial statements.

Income Portfolio
Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2009	2008
Operations:
Net investment income	$1,814,576	$4,187,019
Net realized gain (loss)	(1,622,563)	(683,316)
Change in unrealized appreciation or (depreciation)	5,917,946	(12,181,916)

Increase (Decrease) in Net Assets
Resulting From Operations	6,109,959	(8,678,213)

Distributions to shareholders from:
Net investment income	--	(4,325,181)
Net realized gain	--	--
Total distributions	--	(4,325,181)

Capital share transactions:
Shares sold	4,192,455	15,882,538
Shares issued from merger (See Note A)	--	18,053,983
Reinvestment of distribution	--	4,325,181
Shares redeemed	(23,076,540)	(23,429,923)
Total capital share transactions	(18,884,085)	14,831,779

Total Increase (Decrease) in Net Assets	(12,774,126)	1,828,385

Net Assets
Beginning of period	80,710,446	78,882,061
End of period (including undistributed net investment income of $2,229,104 and $414,528, respectively)	$67,936,320	$80,710,446

Capital Share Activity
Shares sold	305,308	1,013,092
Shares issued from merger (See Note A)	--	1,306,366
Reinvestment of distributions	--	324,469
Shares redeemed	(1,652,473)	(1,542,095)
Total capital share activity	(1,347,165)	1,101,832

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General: Calvert Income Portfolio (the "Portfolio"), a series of Calvert Variable Series, Inc. (the "Fund"), is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund is comprised of eleven separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

On December 12, 2008, the net assets of the Summit Mutual Funds, Inc. Summit Pinnacle Bond Portfolio merged into the Calvert Variable Series, Inc. Calvert Income Portfolio. The merger was accomplished by a tax-free exchange of 1,306,366 shares of the Calvert Income Portfolio (valued at $18,053,983) for 496,985 shares of the Summit Pinnacle Bond Portfolio outstanding at December 12, 2008. The Summit Pinnacle Bond Portfolio's net assets as of December 12, 2008, including $2,167,313 of unrealized depreciation, were combined with those of the Calvert Income Portfolio.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the Portfolio's net asset value determination, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

At June 30, 2009, securities valued at $6,810,858 or 10.0% of net assets were fair valued in good faith under the direction of the Board of Directors.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2009:

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	--	$2,551,656	--	$2,551,656
Collateralized mortgage-backed obligations	--	1,060,641	--	1,060,641
Commercial mortgage-backed securities	--	4,127,009	--	4,127,009
Corporate bonds	--	25,588,923	$6,704,825	32,293,748
Taxable municipal obligations	--	8,736,654	--	8,736,654
U.S. government obligations	--	2,284,059	--	2,284,059
Equity securities	$168,533	--	106,033	274,566
Other Debt Obligations	--	17,741,000	--	17,741,000
TOTAL	$168,533	$62,089,942	$6,810,858	$69,069,333

Other financial instruments*	$190,644	--	--	$190,644

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Corporate	Asset-Backed	Equity
	Bonds	Securities	Securities	Total
Balance as of 12/31/08	$12,714,034	$223,980	$54,035	$12,992,049
Accrued discounts/premiums	77,031	--	--	77,031
Realized gain (loss)	(550,972)	--	(27)	(550,999)
Change in unrealized appreciation (depreciation)	1,088,822	1,852	52,024	1,142,698
Net purchases (sales)	(2,097,429)	--	--	(2,097,429)
Transfers in and/or out of Level 3	(4,526,659)	(225,833)	--	(4,752,492)
Balance as of 6/30/09	$6,704,826	--	$106,032	$6,810,858

For the year ended June 30, 2009, total change in unrealized gain (loss) on Level 3 securities included in the change in net assets was $1,386,478. Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statement of Operations.

Repurchase Agreements: The Portfolio may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Portfolio could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Portfolio may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Portfolio may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations. The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. The Portfolio may use futures contracts to hedge against changes in the value of interest rates. The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities is accrued as earned. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See footnotes on pages 11-12.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Foreign Currency Transactions: The Portfolio's accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

The Portfolio is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Portfolio's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

New Accounting Pronouncements:

Effective January 1, 2009, the Portfolio adopted the Financial Accounting Standards Board Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Portfolio's financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

In April 2009, the FASB issued FASB Staff Position No. FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Portfolio and the results of its operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Statement of Net Assets.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .40%, of the Portfolio's average daily net assets. Under the terms of the agreement, $23,505 was payable at period end. In addition, $14,929 was payable at period end for operating expenses paid by the Advisor during June 2009.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through December 12, 2010. The contractual expense cap is .81%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. To the extent any expense credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .30% based on the Portfolio's average daily net assets. Under the terms of the agreement, $17,629 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $4,866 for the six months ended June 30, 2009. Under the terms of the agreement, $748 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $20,000. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than U.S. Government and short-term securities, were $24,557,498 and $47,031,608 , respectively. U.S. Government security purchases and sales were $62,504,974 and $62,739,807 respectively.

The cost of investments owned at June 30, 2009 for federal income tax purposes was $78,306,438. Net unrealized depreciation aggregated $9,237,105, of which $813,343 related to appreciated securities and $10,050,448 related to depreciated securities.

Net realized capital loss carryforwards for federal income tax purposes of $1,273,958, $75,650, $241,081, $3,723,351 and $1,237,349 at December 31, 2008 may be utilized to offset future capital gains until expiration in December 2009, December 2011, December 2013, December 2015 and December 2016, respectively.

Note D -- Line of Credit

A financing agreement is in place with certain Calvert Group Funds and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had an outstanding loan balance of $519,806 at an interest rate of 0.625% at June 30, 2009. For the six months ended June 30, 2009, borrowing information by the Portfolio under the Agreement was as follows:

AVERAGE DAILY BALANCE	WEIGHTED AVERAGE INTEREST RATE	MAXIMUM AMOUNT BORROWED	MONTH OF MAXIMUM AMOUNT BORROWED
$120,378	0.72%	$2,278,270	May 2009

Income Portfolio
Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
	2009	2008	2007
Net asset value, beginning	$13.40	$16.02	$16.02
Income from investment operations
Net investment income	.41	.71	.73
Net realized and unrealized gain (loss)	.71	(2.57)	.06
Total from investment operations	1.12	(1.86)	.79
Distributions from
Net investment income	--	(.76)	(.73)
Net realized gain	--	--	(.06)
Total distributions	--	(.76)	(.79)
Total increase (decrease) in net asset value	1.12	(2.62)	--
Net asset value, ending	$14.52	$13.40	$16.02

Total return*	8.36%	(11.59%)	4.94%
Ratios to average net assets: A
Net investment income (loss)	4.78% (a)	5.49%	4.93%
Total expenses	.90% (a)	.88%	.87%
Expenses before offsets	.81% (a)	.88%	.87%
Net expenses	.81% (a)	.86%	.84%
Portfolio turnover	148%	279%	317%
Net assets, ending (in thousands)	$67,936	$80,710	$78,882

		Years Ended
	December 31,	December 31,	December 31,
	2006	2005	2004
Net asset value, beginning	$15.95	$15.93	$16.05
Income from investment operations
Net investment income	.68	.50	.39
Net realized and unrealized gain (loss)	.12	.10	.52
Total from investment operations	.80	.60	.91
Distributions from
Net investment income	(.67)	(.48)	(.44)
Net realized gain	(.06)	(.10)	(.59)
Total distributions	(.73)	(.58)	(1.03)
Total increase (decrease) in net asset value	.07	.02	(.12)
Net asset value, ending	$16.02	$15.95	$15.93

Total return*	4.99%	3.78%	5.67%
Ratios to average net assets: A
Net investment income (loss)	4.74%	3.66%	2.84%
Total expenses	.90%	1.00%	1.03%
Expenses before offsets	.90%	1.00%	1.00%
Net expenses	.87%	.97%	.98%
Portfolio turnover	280%	454%	614%
Net assets, ending (in thousands)	$63,692	$47,477	$34,836

See notes to financial highlights.

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

(a) Annualized.

* Total return is not annualized for periods less than one year.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745 or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund or visiting the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.


CALVERT VARIABLE SERIES, INC.
Calvert Social International Equity Portfolio

Semi-Annual Report
June 30, 2009

Calvert Investments

4	Portfolio Management Discussion
6	Average Annual Total Returns
7	Shareholder Expense Example
8	Statement of Net Assets
16	Statement of Operations
17	Statements of Changes in Net Assets
18	Notes to Financial Statements
22	Financial Highlights
24	Explanation of Financial Tables
25	Proxy Voting
26	Availability of Quarterly Portfolio Holdings

Calvert Variable Series, Inc.
Calvert Social International Equity Portfolio

Economic Sectors	% of Total Investments
(at 6.30.09)
Consumer Discretionary	14.0%
Consumer Staples	9.0%
Energy	5.9%
Financials	19.2%
Health Care	11.1%
Industrials	10.1%
Information Technology	14.5%
Materials	5.8%
Telecommunication Services	7.4%
Time Deposit	0.1%
Utilities	2.9%

Total	100%

Investment Climate

The economic picture in the United States and around the globe remained weak during the first half of 2009 and equity markets posted their worst first-quarter performance since 1939. However, by March, reports of a slower rate of economic deterioration and some positive earnings surprises proved to be the little encouragement battered investors needed to trigger a rally which carried markets back into positive territory for the current year. The rally continued until mid-June, at which point mixed economic news and downbeat earnings projections brought expectations for an early recovery more in line with reality. Equity markets ended the period in positive territory, but it was a difficult path to those gains.

With both the consumer and corporate parts of the economy continuing to look grim, investors looked to the new Administration to stimulate the economy. In addition to a stimulus package that provided tax relief, additional government spending, and direct payments to individuals, the Treasury Department, Federal Reserve Bank, and FDIC embarked on a series of unprecedented steps designed to stabilize the financial system. There is evidence of the effectiveness of these acts as credit spreads improved and some financial institutions began paying back government support and even reported sizable profits. (Credit spreads measure the difference in yield between corporate bonds and Treasury securities with comparable maturities.) However, declining housing prices, rising mortgage delinquency rates, and a rapidly rising rate of unemployment made it clear that an economic recovery is likely to be more drawn out and perhaps less robust than markets anticipated.

Equity market losses early in the year were offset by the rally in the second quarter, resulting in generally positive returns in equity markets. In the U.S., mid-cap stocks performed the best, up nearly 10%, while large- and small-cap stocks saw more modest gains, closer to 3% to 4% for the period.1 Foreign markets also performed well, with the Morgan Stanley Capital International Europe Australasia Far East Investable Markets Index (MSCI EAFE IMI) up 9.7% for the period and emerging markets posting a gain of over 38%.

In the Russell 1000 Index, three sectors--Information Technology, Materials, and Consumer Discretionary--drove the market's positive performance by producing double-digit returns while the majority of the sectors suffered modest losses. Financials were highly volatile during the period, dropping by almost half in the early part, and then nearly doubling during the March to June rally.

Outlook

With the steep stock-market rally in the second quarter, markets seemed to be forecasting a sharper, V-shaped economic recovery. However, judging by fundamentals, this rally seemed to have come too far, too soon, and we were due for the pause experienced in late June. Overall, we are still placing a higher probability on a slower-paced recovery with conflicting economic data likely to continue to generate volatility in the equity markets.

Visit www.calvert.com to find economic and market commentary from Calvert's investment professionals.

Sincerely,

Natalie A. Trunow
Senior Vice President, Head of Equities
Calvert Asset Management Company
July 2009

1. The Russell Midcap® Index gained 9.96% for the six-month period ended June 30, 2009, while the small-cap oriented Russell 2000® Index earned 2.64% and the large-cap Russell 1000® Index rose 4.32%.

International Equity Portfolio
Average Annual Total Returns
(period ended June 30, 2009)

	6 months	1 year	5 years	10 years
International Equity Portfolio	4.06%	-38.56%	-2.05%	-1.92%
MSCI EAFE IMI	9.73%	-30.63%	2.88%	1.81%

Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable life contract. Past performance does not indicate future results.

New Subadvisor assumed management of the Portfolio effective March 2006. An earlier subadvisor change occurred in March 2002.

Calvert Social International Equity Portfolio of Calvert Variable Series, Inc. should not be confused with Calvert World Values International Equity Fund. Performance of the two funds will differ.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/09	6/30/09	1/1/09 - 6/30/09

Actual	$1,000.00	$1,040.60	$11.05
Hypothetical (5% return per year before expenses)	$1,000.00	$1,013.96	$10.91

* Expenses are equal to the Fund's annualized expense ratio of 2.18%, multiplied by the average account value over the period, multiplied by 181/365.

INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2009

EQUITY SECURITIES - 99.7%	SHARES	VALUE

Australia - 7.4%
Amcor Ltd.	16,225	$65,112
BlueScope Steel Ltd.	17,666	35,715
Commonwealth Bank of Australia	7,872	246,012
Origin Energy Ltd.	10,627	124,986
QBE Insurance Group Ltd.	507	8,086
Santos Ltd.	28,255	331,761
Sims Metal Management Ltd.	162	3,371
Westfield Group	183	1,666
Westpac Banking Corp.	863	13,972
		830,681

Austria - 0.3%
Mayr Melnhof Karton AG	184	15,511
Raiffeisen International Bank Holding AG	616	21,379
		36,890

Belgium - 2.5%
Delhaize Group	3,747	263,656
Dexia SA*	419	3,175
Umicore SA	516	11,746
		278,577

Bermuda - 0.1%
Endurance Specialty Holdings Ltd.	165	4,835

Brazil - 0.2%
Investimentos Itaú SA, Preferred	4,326	19,192

Canada - 4.4%
Bank of Montreal	3,900	164,440
Bank of Nova Scotia	800	29,878
Bombardier, Inc.	7,200	21,366
EnCana Corp.	1,100	54,565
Magna International, Inc.	700	29,713
QLT, Inc.*	9,200	19,704
Royal Bank of Canada	300	12,275
Sierra Wireless, Inc.*	900	5,148
Talisman Energy, Inc.	4,700	67,553
Teck Resources Ltd.*	5,800	92,543
		497,185

EQUITY SECURITIES - Cont'd	SHARES	VALUE

Denmark - 0.4%
Danske Bank A/S*	1,038	$17,907
H Lundbeck A/S	505	9,614
Novo Nordisk A/S	352	19,120
Vestas Wind Systems A/S*	25	1,796
		48,437

Finland - 0.3%
Metso Oyj	61	1,142
Nokia Oyj	121	1,764
Outotec Oyj	624	14,835
Stora Enso Oyj*	3,657	19,287
		37,028

France - 9.0%
Atos Origin SA*	1,939	65,792
BNP Paribas	1,858	120,500
Cap Gemini SA	2,963	109,376
Casino Guichard-Perrachon SA	134	9,046
CNP Assurances SA	448	42,748
France Telecom SA	929	21,094
PPR SA	284	23,224
PSA Peugeot Citroen SA*	4,434	116,886
Publicis Groupe	425	12,968
Renault SA*	1,620	59,769
Sanofi-Aventis SA	6,888	404,846
Thomson SA*	2,637	2,318
UBISOFT Entertainment SA*	795	19,423
Valeo SA*	367	6,768
		1,014,758

Germany - 3.5%
Aareal Bank AG*	477	5,281
Allianz SE	1,112	102,766
Celesio AG	546	12,542
Commerzbank AG*	611	3,797
Deutsche Bank AG	2,138	130,025
Deutsche Post AG	7,165	93,592
Metro AG	56	2,675
Muenchener Rueckversicherungs AG	106	14,327
Suedzucker AG	1,368	27,807
Volkswagen AG, Preferred	5	350
		393,162

Greece - 0.4%
National Bank of Greece SA*	1,487	40,716

Hong Kong - 0.0%
NAM TAI Electronics, Inc.	600	2,556

EQUITY SECURITIES - Cont'd	SHARES	VALUE

India - 0.1%
State Bank of India Ltd. (GDR)*	77	$5,468

Italy - 0.6%
Indesit Co. SpA*	847	4,380
Pirelli & C. SpA*	154,877	54,728
UniCredit SpA*	4,234	10,841
Unipol Gruppo Finanziario SpA*	328	384
		70,333

Japan - 29.8%
Aeon Fantasy Co. Ltd.	800	7,340
Aisin Seiki Co. Ltd.	6,500	140,426
Alps Electric Co. Ltd.	7,100	38,304
Amada Co. Ltd.	1,000	6,174
Argo Graphics, Inc.	300	3,239
ASKA Pharmaceutical Co. Ltd.	1,000	8,459
Astellas Pharma, Inc.	6,100	215,264
Belc Co. Ltd.	900	8,051
Brother Industries Ltd.	7,943	70,048
CAC Corp.	2,000	14,445
Central Japan Railway Co.	6	36,829
Certo Corp.	1,100	16,519
Chubu Shiryo Co. Ltd.	3,000	21,696
Chuo Mitsui Trust Holdings, Inc.	12,000	45,495
Circle K Sunkus Co. Ltd.	400	6,234
Combi Corp.	3,500	24,513
COMSYS Holdings Corp.	200	2,208
CSK Holdings Corp.*	6,400	29,921
Dai Nippon Printing Co. Ltd.	3,000	40,970
Dai-Dan Co. Ltd.	2,000	9,848
Daito Trust Construction Co. Ltd.	2,400	112,544
Daiwa House Industry Co. Ltd.	6,000	64,230
DIC Corp.	5,000	7,789
East Japan Railway Co.	200	12,031
Fuji Machine Manufacturing Co. Ltd.	400	4,826
Fuji Media Holdings, Inc.	73	109,850
FUJI SOFT, Inc.	500	9,866
FUJIFILM Holdings Corp.	200	6,303
Fujikura Ltd.	1,000	4,992
Fujitsu Frontech Ltd.	400	4,020
Fujitsu Ltd.	39,000	211,123
Furukawa Electric Co. Ltd.	1,000	4,481
Hino Motors Ltd.	31,000	95,986
Imasen Electric Industrial Co. Ltd.	500	5,391
Information Services International-Dentsu Ltd.	3,200	19,650
Isuzu Motors Ltd.	11,000	17,551
Kao Corp.	2,000	43,543
Komori Corp.	1,300	15,502
Konica Minolta Holdings, Inc.	3,500	36,332
Mazda Motor Corp.	17,000	43,116

EQUITY SECURITIES - Cont'd	SHARES	VALUE

Japan - Cont'd
Mitsubishi Gas Chemical Co., Inc.	1,000	$5,433
NET One Systems Co. Ltd.	3	5,264
Nichirei Corp.	3,000	11,738
NIFTY Corp.	22	19,260
Nippon Express Co. Ltd.	19,000	85,996
Nippon Game Card Corp.	6	8,070
Nippon Road Co. Ltd.	7,000	20,337
Nippon Sheet Glass Co. Ltd.	18,000	52,075
Nippon Telegraph & Telephone Corp.	7,000	284,535
NIS Group Co. Ltd.*	10,600	5,140
Nishio Rent All Co. Ltd.	1,600	11,355
Nissan Motor Co. Ltd.	33,200	200,239
Nisshin Seifun Group, Inc.	2,000	23,721
Nisshin Steel Co. Ltd.	54,000	119,996
Ohsho Food Service Corp.	300	6,151
Okabe Co. Ltd.	2,000	8,163
Panasonic Corp.	200	2,680
Pioneer Corp.*	3,400	10,028
Rohm Co. Ltd.	600	43,537
SBI Holdings, Inc.	358	72,480
Seiko Epson Corp.	1,500	24,332
Shinmaywa Industries Ltd.	7,000	25,263
Shizuoka Gas Co. Ltd.	1,000	5,100
Sony Corp.	12,700	327,749
Sorun Corp.	1,000	6,104
Sumitomo Bakelite Co. Ltd.	2,000	10,025
Sumitomo Osaka Cement Co. Ltd.	6,000	12,939
Sumitomo Pipe & Tube Co. Ltd.	1,900	10,401
Takefuji Corp.	4,430	24,036
Tokyo Electron Ltd.	64	3,071
Tokyu Land Corp.	9,000	40,613
Toppan Printing Co. Ltd.	3,000	30,119
Toshiba TEC Corp.	377	1,525
Toyo Engineering Corp.	4,000	13,444
Toyo Seikan Kaisha Ltd.	6,200	130,535
TS Tech Co. Ltd.	500	7,254
Uchida Yoko Co. Ltd.	5,000	16,913
Universe Co. Ltd.	1,600	19,782
Vital KSK Holdings, Inc.*	2,100	11,168
Warabeya Nichiyo Co. Ltd.	1,800	21,533
Yamato Holdings Co. Ltd.	2,000	26,546
Yorozu Corp.	500	5,523
		3,345,282

Mexico - 0.8%
America Movil SAB de CV	40,600	78,757
Telefonos de Mexico SAB de CV	8,400	6,856
		85,613

EQUITY SECURITIES - Cont'd	SHARES	VALUE

Netherlands - 1.9%
ASML Holding NV	75	$1,626
ING Groep NV (CVA)	1,075	10,813
Koninklijke Philips Electronics NV	7,792	143,997
Oce NV	2,219	11,994
TNT NV	685	13,334
Unilever NV (CVA)	1,433	34,563
		216,327

New Zealand - 0.1%
Tower Ltd.	7,652	8,515

Norway - 0.1%
Marine Harvest ASA*	5,000	3,367
Norske Skogindustrier ASA*	5,904	8,672
StatoilHydro ASA	100	1,973
Yara International ASA	39	1,090
		15,102

Portugal - 0.0%
Portugal Telecom SGPS SA	263	2,574

Singapore - 1.0%
Boustead Singapore Ltd.	20,000	9,753
DBS Group Holdings Ltd.	6,000	48,703
Hi-P International Ltd.	15,000	6,205
Macquarie International Infrastructure Fund Ltd.	143,000	35,763
Oversea-Chinese Banking Corp. Ltd.	3,000	13,798
		114,222

South Africa - 1.6%
Aveng Ltd.	9,873	44,589
BIDVest Group Ltd.	1,684	21,043
Clicks Group Ltd.	10,494	24,883
Investec Ltd.	364	1,997
MTN Group Ltd.	4,714	72,139
Palabora Mining Co. Ltd.	202	1,949
VenFin Ltd.*	2,900	8,240
		174,840

South Korea - 3.4%
KB Financial Group, Inc. (ADR)*	700	23,317
KT Corp. (ADR)	21,200	304,432
LG Display Co. Ltd. (ADR)	4,700	58,703
		386,452

Spain - 1.0%
Banco Bilbao Vizcaya Argentaria SA	7,876	99,189
Construcciones y Auxiliar de Ferrocarriles SA	29	12,998
		112,187

EQUITY SECURITIES - Cont'd	SHARES	VALUE

Sweden - 0.4%
Nordea Bank AB	302	$2,391
SKF AB, Series B	653	8,053
Ssab Svenskt Stal AB	2,220	25,787
Telefonaktiebolaget LM Ericsson	649	6,334
		42,565

Switzerland - 5.4%
Adecco SA	92	3,841
Credit Suisse Group AG	357	16,292
Novartis AG	9,302	377,822
STMicroelectronics NV	27,606	206,970
		604,925

Taiwan - 3.5%
AU Optronics Corp. (ADR)	28,817	278,948
United Microelectronics Corp. (ADR)	43,370	114,497
		393,445

Thailand - 0.1%
Sansiri PCL	128,600	10,795

United Kingdom - 16.6%
3i Group plc	4,729	18,917
Aegis Group plc	3,106	4,714
Aggreko plc	6,460	55,145
Aviva plc	7,692	43,459
Barclays plc	14,016	65,271
Barratt Developments plc*	659	1,604
Beazley plc	4,061	6,505
BG Group plc	1,307	21,956
BT Group plc	28,081	47,002
Cadbury plc	4,928	42,089
Centrica plc	65,808	241,781
Close Brothers Group plc	2,460	26,679
Compass Group plc	41,055	231,302
De La Rue plc	2,752	41,308
Dimension Data Holdings plc	6,784	6,642
GlaxoSmithKline plc	9,057	159,461
HMV Group plc	18,922	35,173
Home Retail Group plc	2,152	9,228
HSBC Holdings plc	6,137	50,938
International Power plc	16,530	64,887
J Sainsbury plc	24,636	127,168
Johnson Matthey plc	1,015	19,269
Land Securities Group plc	1,463	11,380
Legal & General Group plc	11,955	11,170
Logica plc	63,327	82,466
Mondi plc	2,277	7,756
Next plc	374	9,062
Northern Foods plc	2,280	1,954

EQUITY SECURITIES - Cont'd	SHARES	VALUE

United Kingdom - Cont'd
Reckitt Benckiser Group plc	1,518	$69,169
Schroders plc	1,132	15,321
Scottish & Southern Energy plc	868	16,293
Stagecoach Group plc	27,435	57,368
Tate & Lyle plc	7,945	41,807
Tesco plc	2,727	15,892
Tomkins plc	1,076	2,629
Vodafone Group plc	5,084	9,825
William Morrison Supermarkets plc	45,543	177,430
Yell Group plc	18,754	8,128
		1,858,148

United States - 4.8%
Acxiom Corp.	400	3,532
American Financial Group, Inc.	1,200	25,896
APAC Customer Services, Inc.*	400	2,052
Black Box Corp.	100	3,347
Brink's Co.	500	14,515
Cal Dive International, Inc.*	600	5,178
Compuware Corp.*	3,198	21,938
Conseco, Inc.*	900	2,133
Convergys Corp.*	300	2,784
Darling International, Inc.*	1,500	9,900
Del Monte Foods Co.	3,100	29,078
DISH Network Corp.*	1,200	19,452
EMCOR Group, Inc.*	1,300	26,156
Fiserv, Inc.*	900	41,130
Goldman Sachs Group, Inc.	100	14,744
Hawaiian Holdings, Inc.*	800	4,816
Health Management Associates, Inc.*	738	3,646
International Business Machines Corp.	200	20,884
Lubrizol Corp.	400	18,924
MeadWestvaco Corp.	400	6,564
Overseas Shipholding Group, Inc.	600	20,424
Pfizer, Inc.	200	3,000
Praxair, Inc.	100	7,107
Protective Life Corp.	1,440	16,474
RR Donnelley & Sons Co.	196	2,278
SEACOR Holdings, Inc.*	100	7,524
State Street Corp.	3,528	166,522
Tech Data Corp.*	400	13,084
Unisys Corp.*	500	755
Ventas, Inc.	500	14,930
WESCO International, Inc.*	100	2,504
World Fuel Services Corp.	200	8,246
		539,517

Total Equity Securities (Cost $13,132,529)		11,190,327

	PRINCIPAL
TIME DEPOSIT - 0.1%	AMOUNT	VALUE
State Street Corp. Time Deposit, 0.01%, 7/1/09	$13,000	$13,000

Total Time Deposit (Cost $13,000)		13,000

TOTAL INVESTMENTS (Cost $13,145,529) - 99.8%		11,203,327
Other assets and liabilities, net - 0.2%		26,609
NET ASSETS - 100%		$11,229,936

Net Assets Consist of:
Paid-in capital applicable to 1,183,248 shares of common stock outstanding;
$0.01 par value, 1,000,000,000 shares authorized		$19,982,239
Undistributed net investment income		101,078
Accumulated net realized gain (loss) on investments and foreign currency transactions		(6,911,215)
Net unrealized appreciation (depreciation) on investments, foreign currencies and assets
and liabilities denominated in foreign currencies		(1,942,166)

Net Assets		$11,229,936

Net Asset Value per Share		$9.49

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
GDR: Global Depositary Receipt

International Equity Portfolio
Statement of Operations
Six Months Ended June 30, 2009

Net Investment Income
Investment Income:
Dividend income (net of foreign taxes withheld of $19,825)	$184,684
Total investment income	184,684

Expenses:
Investment advisory fee	38,083
Transfer agent fees and expenses	4,855
Directors' fees and expenses	555
Administrative fees	17,772
Accounting fees	791
Custodian fees	26,890
Reports to shareholders	3,689
Professional fees	10,086
Miscellaneous	8,389
Total expenses	111,110
Reimbursement from Advisor	(205)
Fees paid indirectly	(1)
Net expenses	110,904

Net Investment Income	73,780

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(2,691,433)
Foreign currency transactions	12,594
(2,678,839)

Change in unrealized appreciation (depreciation):
Investments and foreign currencies	2,977,947
Assets and liabilities denominated in foreign currencies	1,203
2,979,150

Net Realized and Unrealized Gain
(Loss)	300,311

Increase (Decrease) in Net Assets
Resulting From Operations	$374,091

See notes to financial statements.

International Equity Portfolio
Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2009	2008
Operations:
Net investment income	$73,780	$378,165
Net realized gain (loss)	(2,678,839)	(4,236,104)
Change in unrealized appreciation or (depreciation)	2,979,150	(6,657,796)
Increase (Decrease) in Net Assets
Resulting From Operations	374,091	(10,515,735)

Distributions to shareholders from:
Net investment income	--	(377,661)
Net realized gain	--	(622,090)
Total distributions	--	(999,751)

Capital share transactions:
Shares sold	353,932	2,252,809
Reinvestment of distributions	--	999,751
Shares redeemed	(838,721)	(5,024,327)
Total capital share transactions	(484,789)	(1,771,767)

Total Increase (Decrease) in Net Assets	(110,698)	(13,287,253)

Net Assets
Beginning of period	11,340,634	24,627,887
End of period (including undistributed net investment income of $101,078 and $27,298, respectively)	$11,229,936	$11,340,634

Capital Share Activity
Shares sold	42,360	151,569
Reinvestment of distributions	--	110,348
Shares redeemed	(103,390)	(322,194)
Total capital share activity	(61,030)	(60,277)

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General: Calvert Social International Equity Portfolio (the "Portfolio"), a series of Calvert Variable Series, Inc. (the "Fund"), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of eleven separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

The Portfolio has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day's closing price exceeds specified parameters. On June 30, 2009, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2009, no securities were fair valued under the direction of the Board of Directors.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2009:

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity Securities*	$1,947,829	$9,242,498**	--	$11,190,327
Other Debt Obligations	--	13,000	--	13,000
TOTAL	$1,947,829	$9,255,498	--	$11,203,327

* For further breakdown of Equity Securities by country, please refer to the Statement of Net Assets.

**Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.

Foreign Currency Transactions: The Portfolio's accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included with the net realized and unrealized gain or loss on investments and foreign currencies.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio's understanding of the applicable country's tax rules and rates.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

The Portfolio is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Portfolio's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

New Accounting Pronouncements:

Effective January 1, 2009, the Portfolio adopted the Financial Accounting Standards Board Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund's financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

In April 2009, the FASB issued FASB Staff Position No. FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Portfolio and the results of its operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Statement of Net Assets.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly on the following rates of the Portfolio's average daily net assets: .75% on the first $250 million, .725% on the next $250 million and .675% on the excess of $500 million. Under the terms of the agreement, $7,016 was payable at period end. In addition, $8,711 was payable at period end for operating expenses paid by the Advisor during June 2009.

The Advisor voluntarily reimbursed the Portfolio for expenses of $205 for the six months ended June 30, 2009.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .35% based on the Portfolio's average daily net assets. Under the terms of the agreement, $3,274 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $9 for the six months ended June 30, 2009. Under the terms of the agreement, $5 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $20,000. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $4,826,905 and $5,134,034 respectively.

The cost of investments owned at June 30, 2009 for federal income tax purposes was $13,190,922. Net unrealized depreciation aggregated $1,987,595, of which $640,197 related to appreciated securities and $2,627,792 related to depreciated securities. Net realized capital loss carryforward of $4,175,055 at December 31, 2008 may be utilized to offset future capital gains until expiration in December 2016.

Note D -- Line of Credit

A financing agreement is in place with certain Calvert Group Funds and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at June 30, 2009. For the six months ended June 30, 2009, borrowing information by the Portfolio under the Agreement was as follows:

WEIGHTED AVERAGE DAILY BALANCE	AVERAGE INTEREST RATE	MAXIMUM AMOUNT BORROWED	MONTH OF MAXIMUM AMOUNT BORROWED
$4,130	0.77%	$63,063	March 2009

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
International Equity	2009	2008	2007
Net asset value, beginning	$9.11	$18.88	$21.86
Income from investment operations
Net investment income	.06	.33	.26
Net realized and unrealized gain (loss)	.32	(9.22)	.30
Total from investment operations	.38	(8.89)	.56
Distributions from
Net investment income	--	(.33)	(.25)
Net realized gain	--	(.55)	(3.29)
Total distributions	--	(.88)	(3.54)
Total increase (decrease) in net asset value	.38	(9.77)	(2.98)
Net asset value, ending	$9.49	$9.11	$18.88

Total return*	4.17%	(47.05%)	2.52%
Ratios to average net assets: A
Net investment income	1.45% (a)	2.07%	1.08%
Total expenses	2.19% (a)	1.87%	1.61%
Expenses before offsets	2.18% (a)	1.87%	1.61%
Net expenses	2.18% (a)	1.87%	1.59%
Portfolio turnover	47%	113%	96%
Net assets, ending (in thousands)	$11,230	$11,341	$24,628

		Years Ended
	December 31,	December 31,	December 31,
International Equity	2006	2005	2004
Net asset value, beginning	$18.08	$16.49	$14.09
Income from investment operations
Net investment income	.15	.15	.06
Net realized and unrealized gain (loss)	4.83	1.50	2.47
Total from investment operations	4.98	1.65	2.53
Distributions from
Net investment income	(.12)	(.06)	(.13)
Net realized gain	(1.08)	--	--
Total distributions	(1.20)	(.06)	(.13)
Total increase (decrease) in net asset value	3.78	1.59	2.40
Net asset value, ending	$21.86	$18.08	$16.49

Total return*	27.51%	10.00%	17.95%
Ratios to average net assets: A
Net investment income	.81%	.83%	.43%
Total expenses	1.86%	2.21%	2.18%
Expenses before offsets	1.86%	2.15%	2.08%
Net expenses	1.79%	2.03%	2.02%
Portfolio turnover	137%	62%	68%
Net assets, ending (in thousands)	$25,101	$19,021	$18,712

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

(a) Annualized.

* Total return is not annualized for periods less than one year.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745 or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund or visiting the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.


CALVERT VARIABLE SERIES, INC.
Calvert Social Mid Cap Growth Portfolio

Semi-Annual Report
June 30, 2009

Calvert Investments

4	Portfolio Management Discussion
6	Average Annual Total Returns
7	Shareholder Expense Example
8	Statement of Net Assets
11	Statement of Operations
12	Statements of Changes in Net Assets
13	Notes to Financial Statements
17	Financial Highlights
19	Explanation of Financial Tables
20	Proxy Voting
21	Availability of Quarterly Portfolio Holdings

Calvert Variable Series, Inc.
Calvert Social Mid Cap Growth Portfolio

Economic Sectors

% of Total Investments
(at 6.30.09)

Consumer Discretionary	15.6%
Consumer Staples	5.1%
Energy	8.6%
Financials	5.7%
Health Care	15.1%
Industrials	13.8%
Information Technology	20.4%
Materials	6.2%
Telecommunication Services	3.7%
Time Deposit	0.5%
Utilities	5.3%
Total	100%

Investment Climate

The economic picture in the United States and around the globe remained weak during the first half of 2009 and equity markets posted their worst first-quarter performance since 1939. However, by March, reports of a slower rate of economic deterioration and some positive earnings surprises proved to be the little encouragement battered investors needed to trigger a rally which carried markets back into positive territory for the current year. The rally continued until mid-June, at which point mixed economic news and downbeat earnings projections brought expectations for an early recovery more in line with reality. Equity markets ended the period in positive territory, but it was a difficult path to those gains.

With both the consumer and corporate parts of the economy continuing to look grim, investors looked to the new Administration to stimulate the economy. In addition to a stimulus package that provided tax relief, additional government spending, and direct payments to individuals, the Treasury Department, Federal Reserve Bank, and FDIC embarked on a series of unprecedented steps designed to stabilize the financial system. There is evidence of the effectiveness of these acts as credit spreads improved and some financial institutions began paying back government support and even reported sizable profits. (Credit spreads measure the difference in yield between corporate bonds and Treasury securities with comparable maturities.) However, declining housing prices, rising mortgage delinquency rates, and a rapidly rising rate of unemployment made it clear that an economic recovery is likely to be more drawn out and perhaps less robust than markets anticipated.

Equity market losses early in the year were offset by the rally in the second quarter, resulting in generally positive returns in equity markets. In the U.S., mid-cap stocks performed the best, up nearly 10%, while large- and small-cap stocks saw more modest gains, closer to 3% to 4% for the period.1 Foreign markets also performed well, with the Morgan Stanley Capital International Europe Australasia Far East Investable Markets Index (MSCI EAFE IMI) up 9.7% for the period and emerging markets posting a gain of over 38%.

In the Russell 1000 Index, three sectors--Information Technology, Materials, and Consumer Discretionary--

drove the market's positive performance by producing double-digit returns while the majority of the sectors suffered modest losses. Financials were highly volatile during the period, dropping by almost half in the early part, and then nearly doubling during the March to June rally.

Outlook

With the steep stock-market rally in the second quarter, markets seemed to be forecasting a sharper, V-shaped economic recovery. However, judging by fundamentals, this rally seemed to have come too far, too soon, and we were due for the pause experienced in late June. Overall, we are still placing a higher probability on a slower-paced recovery with conflicting economic data likely to continue to generate volatility in the equity markets.

Visit www.calvert.com to find economic and market commentary from Calvert's investment professionals.

Sincerely,

Natalie A. Trunow
Senior Vice President, Head of Equities
Calvert Asset Management Company
July 2009

1. The Russell Midcap® Index gained 9.96% for the six-month period ended June 30, 2009, while the small-cap oriented Russell 2000® Index earned 2.64% and the large-cap Russell 1000® Index rose 4.32%.

Mid Cap Growth Portfolio
Average Annual Total Returns
(period ended June 30, 2009)

	6 months	1 year	5 years	10 years

Mid Cap Growth Portfolio	5.74%	-34.51%	-3.98%	-2.40%
Russell Mid Cap Growth Index	16.61%	-30.33%	-044%	0.02%

Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable life contract. Past performance does not indicate future results.

New Subadvisor assumed management of the Portfolio effective September 2005.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Actual	$1,000.00	$1,057.40	$6.10
Hypothetical (5% return per year before expenses)	$1,000.00	$1,018.87	$5.98

* Expenses are equal to the Fund's annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 181/365.

MID CAP GROWTH PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2009

EQUITY SECURITIES - 99.2%	SHARES	VALUE
Capital Markets - 2.9%
Affiliated Managers Group, Inc.*	13,500	$785,565

Chemicals - 3.5%
Praxair, Inc.	13,600	966,552

Commercial Services & Supplies - 2.5%
Brink's Co.	23,400	679,302

Construction & Engineering - 1.7%
EMCOR Group, Inc.*	23,900	480,868

Diversified Consumer Services - 1.6%
ITT Educational Services, Inc.*	4,300	432,838

Diversified Financial Services - 2.8%
IntercontinentalExchange, Inc.*	6,800	776,832

Diversified Telecommunication Services - 2.7%
CenturyTel, Inc.	24,100	739,870

Electrical Equipment - 2.3%
General Cable Technologies Corp.*	16,800	631,344

Electronic Equipment & Instruments - 10.5%
Amphenol Corp.	22,400	708,736
FLIR Systems, Inc.*	30,400	685,824
Itron, Inc.*	15,935	877,541
Mettler-Toledo International, Inc.*	8,000	617,200
	2,889,301

Energy Equipment & Services - 5.0%
FMC Technologies, Inc.*	18,900	710,262
Superior Energy Services, Inc.*	39,500	682,165
	1,392,427

Food Products - 2.5%
J.M. Smucker Co.	14,000	681,240

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Gas Utilities - 5.2%
Energen Corp.	20,400	$813,960
Questar Corp.	20,300	630,518
		1,444,478
Health Care Equipment & Supplies - 3.7%
Hospira, Inc.*	15,200	585,504
Kinetic Concepts, Inc.*	15,600	425,100
		1,010,604

Health Care Providers & Services - 6.7%
AmerisourceBergen Corp.	33,700	597,838
Healthspring, Inc.*	44,300	481,098
Lincare Holdings, Inc.*	32,500	764,400
		1,843,336

Hotels, Restaurants & Leisure - 2.6%
Brinker International, Inc.	42,600	725,478

Household Products - 2.6%
Church & Dwight Co., Inc.	13,100	711,461

IT Services - 3.2%
Global Payments, Inc.	23,300	872,818

Life Sciences - Tools & Services - 2.9%
Dionex Corp.*	12,900	787,287

Machinery - 5.1%
Bucyrus International, Inc.	23,600	674,016
SPX Corp.	14,800	724,756
		1,398,772

Metals & Mining - 2.7%
Reliance Steel & Aluminum Co.	19,600	752,444

Multiline Retail - 1.0%
Nordstrom, Inc.	14,000	278,460

Oil, Gas & Consumable Fuels - 3.5%
Denbury Resources, Inc.*	40,900	602,457
St. Mary Land & Exploration Co.	17,300	361,051
		963,508

Pharmaceuticals - 1.8%
Endo Pharmaceuticals Holdings, Inc.*	28,500	510,720

Software - 6.7%
ANSYS, Inc.*	25,020	779,623
Salesforce.com, Inc.*	8,200	312,994
Sybase, Inc.*	23,700	742,758
		1,835,375

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Specialty Retail - 7.5%
Advance Auto Parts, Inc.	18,100	$750,969
GameStop Corp.*	26,500	583,265
Ross Stores, Inc.	19,100	737,260
		2,071,494

Textiles, Apparel & Luxury Goods - 2.8%
Deckers Outdoor Corp.*	11,000	772,970

Trading Companies & Distributors - 2.2%
WESCO International, Inc.*	24,410	611,226

Wireless Telecommunication Services - 1.0%
NII Holdings, Inc.*	14,600	278,422

Total Equity Securities (Cost $29,928,041)		27,324,992

	PRINCIPAL
TIME DEPOSIT - 0.5%	AMOUNT
State Street Corp. Time Deposit, 0.01%, 7/1/09	$148,000	148,000

Total Time Deposit (Cost $148,000)		148,000

TOTAL INVESTMENTS (Cost $30,076,041) - 99.7%		27,472,992
Other assets and liabilities, net - 0.3%		88,648
NET ASSETS - 100%		$27,561,640

Net Assets Consist of:
Paid-in capital applicable to 1,372,845 shares of common stock outstanding;
$0.01 par value, 1,000,000,000 shares authorized		$35,732,700
Undistributed net investment income (loss)		(25,021)
Accumulated net realized gain (loss) on investments		(5,542,990)
Net unrealized appreciation (depreciation) on investments		(2,603,049)

Net Assets		$27,561,640

Net Asset Value per Share		$20.08

* Non-income producing security.

See notes to financial statements.

Mid Cap Growth Portfolio
Statement of Operations
Six Months Ended June 30, 2009

Net Investment Income
Investment Income:
Dividend income	$131,813
Interest income	12
Total investment income	131,825

Expenses:
Investment advisory fee	85,298
Transfer agent fees and expenses	9,675
Accounting fees	2,023
Directors' fees and expenses	1,548
Administrative fees	32,807
Custodian fees	4,741
Reports to shareholders	9,245
Professional fees	9,625
Miscellaneous	1,915
Total expenses	156,877
Fees paid indirectly	(31)
Net expenses	156,846

Net Investment Income (Loss)	(25,021)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss)	(4,324,437)
Change in unrealized appreciation (depreciation)	5,719,770

Net Realized and Unrealized Gain
(Loss) on Investments	1,395,333

Increase (Decrease) in Net Assets
Resulting From Operations	$1,370,312

See notes to financial statements.

Mid Cap Growth Portfolio
Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2009	2008
Operations:
Net investment income (loss)	($25,021)	($145,415)
Net realized gain (loss)	(4,324,437)	(1,205,750)
Change in unrealized appreciation or (depreciation)	5,719,770	(16,344,914)

Increase (Decrease) in Net Assets
Resulting From Operations	1,370,312	(17,696,079)

Distributions to shareholders from:
Net realized gain	--	(277,682)

Capital share transactions:
Shares sold	751,053	4,774,793
Reinvestment of distributions	--	277,682
Shares redeemed	(2,836,691)	(12,856,723)
Total capital share transactions	(2,085,638)	(7,804,248)

Total Increase (Decrease) in Net Assets	(715,326)	(25,778,009)

Net Assets
Beginning of period	28,276,966	54,054,975
End of period (including net investment loss of $25,021 and $0, respectively)	$27,561,640	$28,276,966

Capital Share Activity
Shares sold	40,442	166,775
Reinvestment of distributions	--	14,874
Shares redeemed	(156,667)	(463,044)
Total capital share activity	(116,225)	(281,395)

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General: Calvert Social Mid Cap Growth Portfolio (the "Portfolio"), a series of Calvert Variable Series, Inc. (the "Fund"), is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund is comprised of eleven separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2009, no securities were fair valued under the direction of the Board of Directors.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2009:

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity Securities*	$27,324,992	--	--	$27,324,992
Other Debt Obligations	--	$148,000	--	148,000
TOTAL	$27,324,992	$148,000	--	$27,472,992

* For further breakdown of Equity Securities by industry type, please refer to the Statement of Net Assets.

Repurchase Agreements: The Portfolio may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Portfolio could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities is accrued as earned.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

The Portfolio is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Portfolio's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

New Accounting Pronouncements:

Effective January 1, 2009, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Portfolio's financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

In April 2009, the FASB issued FASB Staff Position No. FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Portfolio and the results of its operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Statement of Net Assets.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .65%, of the Portfolio's average daily net assets. Under the terms of the agreement, $15,007 was payable at period end. In addition, $4,169 was payable at period end for operating expenses paid by the Advisor during June 30, 2009.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .25% based on the Portfolio's annual average daily net assets. Under the terms of the agreement, $5,772 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $426 for the six months ended June 30, 2009. Under the terms of the agreement, $122 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $20,000. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $10,536,503 and $11,858,039 respectively.

The cost of investments owned at June 30, 2009 for federal income tax purposes was $30,246,911. Net unrealized depreciation aggregated $2,773,919, of which $1,784,540 related to appreciated securities and $4,558,459 related to depreciated securities. Net realized capital loss carryforward of $1,183,132 at December 31, 2008 may be utilized to offset future capital gains until expiration in December 2016.

Note D -- Line of Credit

A financing agreement is in place with certain Calvert Group Funds and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no borrowings under the agreement during the six months ended June 30, 2009.

Mid Cap Growth Portfolio
Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
	2009	2008	2007
Net asset value, beginning	$18.99	$30.53	$28.30
Income from investment operations
Net investment income (loss)	(.02)	(.10)	(.14)
Net realized and unrealized gain (loss)	1.11	(11.25)	3.00
Total from investment operations	1.09	(11.35)	2.86
Distributions from
Net realized gain	--	(.19)	(.63)
Total distributions	--	(.19)	(.63)
Total increase (decrease) in net asset value	--	(11.54)	2.23
Net asset value, ending	$20.08	$18.99	$30.53

Total return*	5.74%	(37.17%)	10.09%
Ratios to average net assets: A
Net investment income (loss)	(.19%) (a)	(.33%)	(.50%)
Total expenses	1.20% (a)	1.18%	1.18%
Expenses before offsets	1.20% (a)	1.18%	1.18%
Net expenses	1.20% (a)	1.16%	1.16%
Portfolio turnover	41%	51%	59%
Net assets, ending (in thousands)	$27,562	$28,277	$54,055

		Years Ended
	December 31,	December 31,	December 31,
	2006	2005	2004
Net asset value, beginning	$26.47	$26.36	$24.11
Income from investment operations
Net investment income (loss)	(.16)	(.22)	(.20)
Net realized and unrealized gain (loss)	1.99	.33	2.45
Total from investment operations	1.83	.11	2.25
Total increase (decrease) in net asset value	1.83	.11	2.25
Net asset value, ending	$28.30	$26.47	$26.36

Total return*	.6.91%	.42%	9.33%
Ratios to average net assets: A
Net investment income (loss)	(.51%)	(.73%)	(.83%)
Total expenses	1.17%	1.20%	1.17%
Expenses before offsets	1.17%	1.19%	1.16%
Net expenses	1.15%	1.17%	1.15%
Portfolio turnover	38%	142%	89%
Net assets, ending (in thousands)	$49,093	$57,718	$69,492

See notes to financial highlights.

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

(a) Annualized.

* Total return is not annualized for periods less than one year.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745 or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund or visiting the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.


Ameritas Core Strategies Portfolio

Semi-Annual Report
June 30, 2009

Calvert Investments

4	Economic Sectors and Average Annual Total Returns
5	Shareholder Expense Example
6	Statement of Net Assets
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Notes to Financial Statements
16	Financial Highlights
18	Explanation of Financial Tables
19	Proxy Voting
20	Availability of Quarterly Portfolio Holdings

Core Strategies Portfolio
Economic Sectors
June 30, 2009

% of Total
economic sectors	Investments
Communications	0.3%
Consumer Discretionary	11.3%
Consumer Staples	3.2%
Consumer, Cyclical	0.2%
Consumer, Non-cyclical	1.9%
Energy	7.8%
Financials	20.0%
Health Care	14.0%
Industrials	2.0%
Information Technology	27.4%
Technology	0.7%
Telecommunications Services	5.3%
Time Deposit	3.0%
Utilities	2.9%

Total	100%

Average Annual Total Returns
(period ended June 30, 2009)

	6 months	1 year	5 years	Since Inception (11/1/99)
Ameritas Core Strategies Portfolio	17.59%	-18.97%	1.23%	-3.53%
S&P 500 Index	3.16%	-26.21%	-2.24%	-2.20%

Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable life contract. Past performance does not indicate future results.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Actual	$1,000.00	$1,175.90	$5.08
Hypothetical (5% return per year before expenses)	$1,000.00	$1,020.13	$4.71

* Expenses are equal to the Fund's annualized expense ratio of 0.94%, multiplied by the average account value over the period, multiplied by 181/365.

CORE STRATEGIES PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2009

EQUITY SECURITIES - 87.6%	SHARES	VALUE
Aerospace & Defense - 2.0%
Boeing Co.	46,500	$1,976,250

Beverages - 2.1%
Dr Pepper Snapple Group, Inc.*	100,906	2,138,198

Biotechnology - 3.4%
Gilead Sciences, Inc.*	73,500	3,442,740

Capital Markets - 1.5%
Charles Schwab Corp.	25,300	443,762
Goldman Sachs Group, Inc.	6,995	1,031,343
		1,475,105

Commercial Banks - 5.6%
Fifth Third Bancorp	178,533	1,267,584
Mitsubishi UFJ Financial Group, Inc. (ADR)	315,900	1,939,626
US Bancorp	135,200	2,422,784
		5,629,994

Communications Equipment - 2.5%
Research In Motion Ltd.*	34,900	2,479,645

Computer Technology - 0.0%
Seagate Technology, Inc. (Escrowed)*	3,390	-

Computers & Peripherals - 5.4%
Apple, Inc.*	14,315	2,038,885
Dell, Inc.*	243,000	3,336,390
		5,375,275

Diversified Financial Services - 0.1%
CIT Group, Inc., Preferred	7,300	127,458

Diversified Telecommunication Services - 2.1%
AT&T, Inc.	83,300	2,069,172

Electric Utilities - 2.9%
Entergy Corp.	36,930	2,862,814

Electronic Equipment & Instruments - 1.7%
Corning, Inc.	106,873	1,716,380

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Energy Equipment & Services - 1.7%
Transocean Ltd.*	23,275	$1,729,100

Food & Staples Retailing - 1.1%
Rite Aid Corp.*	731,600	1,104,716

Health Care Equipment & Supplies - 1.9%
Varian Medical Systems, Inc.*	54,815	1,926,199

Health Care Providers & Services - 1.1%
Community Health Systems, Inc.*	42,440	1,071,610

Health Care Technology - 1.2%
Eclipsys Corp.*	67,613	1,202,159

Hotels, Restaurants & Leisure - 0.8%
Life Time Fitness, Inc.*	37,800	756,378

Insurance - 7.1%
ACE Ltd.	58,100	2,569,763
Hartford Financial Services Group, Inc.	87,155	1,034,530
Swiss Reinsurance (ADR)	32,450	1,075,718
Transatlantic Holdings, Inc.	57,000	2,469,810
		7,149,821
Internet & Catalog Retail - 2.3%
priceline.com, Inc.*	21,038	2,346,789

Internet Software & Services - 2.5%
Google, Inc.*	6,040	2,546,404

IT Services - 8.8%
Amdocs Ltd.*	95,000	2,037,750
Fiserv, Inc.*	53,800	2,458,660
Infosys Technologies Ltd. (ADR)	44,900	1,651,422
Paychex, Inc.	58,500	1,474,200
Visa, Inc.	18,959	1,180,387
		8,802,419

Life Sciences - Tools & Services - 3.0%
Thermo Fisher Scientific, Inc.*	74,200	3,025,134

Media - 8.1%
Comcast Corp., Special Class A	177,050	2,496,405
DIRECTV Group, Inc.*	129,600	3,202,416
DISH Network Corp.*	151,900	2,462,299
		8,161,120

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Oil, Gas & Consumable Fuels - 5.7%
Apache Corp.	14,894	$1,074,602
ConocoPhillips	36,700	1,543,602
Gazprom OAO (ADR)	26,900	545,532
Marathon Oil Corp.	85,400	2,573,102
		5,736,838
Pharmaceuticals - 3.3%
Eli Lilly & Co.	93,975	3,255,294

Semiconductors & Semiconductor Equipment - 1.1%
ON Semiconductor Corp.*	156,750	1,075,305

Software - 5.3%
ANSYS, Inc.*	42,300	1,318,068
Microsoft Corp.	168,700	4,009,999
		5,328,067
Wireless Telecommunication Services - 3.3%
China Mobile Ltd. (ADR)	23,400	1,171,872
Crown Castle International Corp.*	87,067	2,091,349
		3,263,221

Total Equity Securities (Cost $98,954,441)		87,773,605

	PRINCIPAL
CORPORATE BONDS - 9.0%	AMOUNT
Alliance Data Systems Corp., 1.75%, 8/1/13 (e)	$1,032,000	749,326
Chesapeake Energy Corp., 2.25%, 12/15/38 (b)	492,000	301,965
CIT Group, Inc.:
5.00%, 2/13/14	108,500	64,015
5.00%, 2/1/15	158,800	92,104
5.40%, 1/30/16	313,600	174,832
5.85%, 9/15/16	86,600	50,012
Fifth Third Capital Trust IV, 6.50% to 4/15/17, floating rate thereafter to 4/15/67 (r)	880,000	545,600
General Electric Capital Corp., 6.375% to 11/15/17, floating rate thereafter to 11/15/67 (r)	738,000	492,409
Glen Meadow Pass-Through Trust, 6.505% to 2/15/17, floating rate thereafter to 2/12/67 (e)(r)	1,210,000	616,069
Goldman Sachs Capital II, 5.793% to 6/1/12, floating rate thereafter to 12/29/49 (r)	1,630,000	1,016,008
Goldman Sachs Capital III, 1.438%, 9/29/49 (r)	484,000	255,830
Hartford Financial Services Group, Inc., 8.125% to 6/15/18, floating rate thereafter to 6/15/38 (r)	1,653,000	1,164,440
Hertz Global Holdings, Inc., 5.25%, 6/1/14	1,016,000	1,175,004
JetBlue Airways Corp., 3.75%, 3/15/35	212,000	202,322
JPMorgan Chase Capital XXI, 1.966%, 2/2/37 (r)	487,000	257,882
JPMorgan Chase Capital XXIII, 1.883%, 5/15/47 (r)	1,355,000	690,905
Level 3 Communications, Inc., 2.875%, 7/15/10	65,000	61,601
NASDAQ OMX Group, Inc., 2.50%, 8/15/13	193,000	158,260

	PRINCIPAL
CORPORATE BONDS - Cont'd	AMOUNT	VALUE
ON Semiconductor Corp., 2.625%, 12/15/26	$757,000	$674,336
SBA Communications Corp., 1.875%, 5/1/13 (e)	341,900	281,486

Total Corporate Bonds (Cost $6,778,768)		9,024,406

TIME DEPOSIT - 2.9%
State Street Corp. Time Deposit, 0.01%, 7/1/09	2,956,000	2,956,000

Total Time Deposit (Cost $2,956,000)		2,956,000

TOTAL INVESTMENTS (Cost $108,689,209) - 99.5%		99,754,011
Other assets and liabilities, net - 0.5%		472,022
Net Assets - 100%		$100,226,033

NET ASSETS CONSIST OF:
Paid-in capital applicable to 7,350,394 shares of common stock outstanding;
$0.01 par value, 1,000,000,000 shares authorized		$143,799,432
Undistributed net investment income		770,717
Accumulated net realized gain (loss) on investments		(35,408,918)
Net unrealized appreciation (depreciation) on investments		(8,935,198)

Net Assets		$100,226,033

Net Asset Value per Share		$13.64

(b) This security was valued by the Board of Directors. See note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

* Non-income producing security.

Abbreviations:

ADR: American Depositary Receipt

See notes to financial statements.

Core Strategies Portfolio
Statement of Operations
Six Months Ended June 30, 2009

Net Investment Income
Investment Income:
Dividend income (net of foreign taxes withheld of $6,038)	$653,220
Interest income	403,643
Total investment income	1,056,863

Expenses:
Investment advisory fee	312,299
Transfer agent fees and expenses	6,248
Accounting fees	7,446
Directors' fees and expenses	5,638
Administrative fees	20,820
Custodian fees	12,408
Reports to shareholders	11,858
Professional fees	12,375
Miscellaneous	3,356
Total expenses	392,448
Fees paid indirectly	(667)
Net expenses	391,781

Net Investment Income	665,082

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss)	(10,250,180)
Change in unrealized appreciation (depreciation)	24,280,055

Net Realized and Unrealized Gain
(Loss) on Investments	14,029,875

Increase (Decrease) in Net Assets
Resulting From Operations	$14,694,957

See notes to financial statements.

Core Strategies Portfolio
Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2009	2008
Operations:
Net investment income	$665,082	$947,818
Net realized gain (loss)	(10,250,180)	(14,358,888)
Change in unrealized appreciation (depreciation)	24,280,055	(37,613,635)

Increase (Decrease) in Net Assets
Resulting From Operations	14,694,957	(51,024,705)

Distributions to shareholders from:
Net investment income	--	(954,182)
Net realized gain	--	(3,266,359)
Total distributions	--	(4,220,541)

Capital share transactions:
Shares sold	8,205,722	27,401,559
Reinvestment of distributions	--	4,220,541
Shares redeemed	(3,934,433)	(10,027,459)
Total capital share transactions	4,271,289	21,594,641

Total Increase (Decrease) in Net Assets	18,966,246	(33,650,605)

Net Assets
Beginning of period	81,259,787	114,910,392
End of period (including undistributed net investment income of $770,717 and $105,635, respectively)	$100,226,033	$81,259,787

Capital Share Activity
Shares sold	696,941	1,649,762
Reinvestment of distributions	--	368,606
Shares redeemed	(353,184)	(604,043)
Total capital share activity	343,757	1,414,325

See notes to financial statements.

Notes to Financial Statements

Note A --- Significant Accounting Policies

General: The Ameritas Core Strategies Portfolio (the "Portfolio"), a series of Calvert Variable Series, Inc. ("CVS" or the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of eleven separate portfolios. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2009, securities valued at $301,965 or 0.3% of net assets were fair valued under the direction of the Board of Directors.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2009:

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities**	$87,773,605	--	--	$87,773,605
Corporate debt	--	$8,722,441	$301,965	9,024,406
Other debt obligations	--	2,956,000	--	2,956,000
TOTAL	$87,773,605	$11,678,441	$301,965*	$99,754,011

*Level 3 securities represent 0.3% of net assets.

** For further breakdown of Equity securities by industry type, please refer to the Statement of Net Assets.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio's understanding of the applicable country's tax rules and rates.

Foreign Currency Transactions: The Portfolio's accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

The Portfolio is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Portfolio's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

New Accounting Pronouncements:

Effective January 1, 2009, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund's financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

In April 2009, the FASB issued FASB Staff Position No. FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Portfolio and the results of its operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Statement of Net Assets.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. ("the Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by UNIFI Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of 0.75% of the Portfolio's average daily net assets. Under terms of the agreement $61,602 was payable period end. In addition, $22,617 was payable at period end for operating expenses paid by the Advisor during June 2009.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2010. The contractual expense cap is 0.95%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services for the Portfolio. For its services, CASC receives an annual fee, payable monthly, of .05% of the Portfolio's average daily net assets. Under the terms of the agreement, $4,107 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $5,329 for the six months ended June 30, 2009. Under the terms of the agreement, $1,099 was payable at period end. Boston Financial Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $20,000. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities were $45,176,534 and $36,263,426, respectively.

The cost of investments owned at June 30, 2009 for federal income tax purposes was $109,528,087. Net unrealized depreciation aggregated $9,774,076, of which $8,331,235 related to appreciated securities and $18,105,311 related to depreciated securities.

Net realized capital loss carryforwards for federal income tax purposes of $9,883,188 and $15,143,729 at December 31, 2008 may be utilized to offset future capital gains until expiration in December 2010 and December 2016, respectively. The Portfolio's use of net capital loss carryforwards may be limited under certain tax provisions.

Note D -- Line of Credit

A financing agreement is in place with certain Calvert Group Funds and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2009. For the six months ended June 30, 2009, borrowing information by the Portfolio under the Agreement was as follows:

AVERAGE DAILY BALANCE	WEIGHTED AVERAGE INTEREST RATE	MAXIMUM AMOUNT BORROWED	MONTH OF MAXIMUM AMOUNT BORROWED
$1,294	0.73%	$74,243	February 2009

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
Core Strategies Portfolio	2009	2008	2007
Net asset value, beginning	$11.60	$20.55	$21.01
Income from investment operations
Net investment income (loss)	.09	.14	.16
Net realized and unrealized gain (loss)	1.95	(8.45)	1.31
Total from investment operations	2.04	(8.31)	1.47
Distributions from
Net investment income	--	(.15)	(.15)
Net realized gain	--	(.49)	(1.78)
Total distributions	--	(.64)	(1.93)
Total increase (decrease) in net asset value	2.04	(8.95)	(.46)
Net asset value, ending	$13.64	$11.60	$20.55

Total return*	17.59%	(40.41%)	6.96%
Ratios to average net assets: A
Net investment income (loss)	1.60% (a)	.94%	.85%
Total expenses	.94% (a)	.94%	.93%
Expenses before offsets	.94% (a)	.94%	.93%
Net expenses	.94% (a)	.92%	.91%
Portfolio turnover	46%	77%	80%
Net assets, ending (in thousands)	$100,226	$81,260	$114,910

		Years Ended
	December 31,	December 31,	December 31,
Core Strategies portfolio	2006	2005	2004
Net asset value, beginning	$17.80	$16.55	$15.44
Income from investment operations
Net investment income (loss)	.14	.09	.15
Net realized and unrealized gain (loss)	3.72	1.34	1.10
Total from investment operations	3.86	1.43	1.25
Distributions from
Net investment income	(.14)	(.09)	(.14)
Net realized gain	(.51)	(.09)	--
Total distributions	(.65)	(.18)	(.14)
Total increase (decrease) in net asset value	3.21	1.25	1.11
Net asset value, ending	$21.01	$17.80	$16.55

Total return*	21.66%	8.66%	8.09%
Ratios to average net assets: A
Net investment income (loss)	.72%	.54%	.90%
Total expenses	.94%	.97%	.97%
Expenses before offsets	.94%	.97%	.96%
Net expenses	.91%	.91%	.95%
Portfolio turnover	76%	61%	66%
Net assets, ending (in thousands)	$81,647	$67,891	$69,072

See notes to financial highlights.

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

* Not annualized for periods less than one year.

(a) Annualized.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745 or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund or visiting the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.


Ameritas Midcap Growth Portfolio

Semi-Annual Report
June 30, 2009

Calvert Investments

4	Economic Sectors and Average Annual Total Returns
5	Shareholder Expense Example
6	Schedule of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statements of Changes in Net Assets
15	Notes to Financial Statements
19	Financial Highlights
21	Explanation of Financial Tables
22	Proxy Voting
23	Availability of Quarterly Portfolio Holdings

Midcap Growth Portfolio
Economic Sectors
June 30, 2009

% of Total
economic sectors	Investments
Communications	0.8%
Consumer Discretionary	15.3%
Consumer Staples	5.8%
Consumer, Cyclical	0.3%
Energy	8.5%
Financials	8.8%
Health Care	17.8%
Industrials	8.9%
Information Technology	28.9%
Materials	2.6%
Telecommunications Services	1.9%
Utilities	0.4%

Total	100%

Average Annual Total Returns
(period ended June 30, 2009)

				Since Inception
	6 months	1 year	5 years	(11/1/99)
Ameritas Midcap Growth Portfolio	21.00%	-39.23%	-2.10%	2.41%
Russell Midcap Growth Index	16.61%	-30.33%	-0.44%	-0.19%

Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable life contract. Past performance does not indicate future results.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Actual	$1,000.00	$1,210.00	$5.15
Hypothetical (5% return per year before expenses)	$1,000.00	$1,020.13	$4.71

* Expenses are equal to the Fund's annualized expense ratio of 0.94%, multiplied by the average account value over the period, multiplied by 181/365.

MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2009

EQUITY SECURITIES - 96.8%	SHARES	VALUE
Aerospace & Defense - 0.8%
BE Aerospace, Inc.*	18,550	$266,378

Beverages - 0.8%
Hansen Natural Corp.*	8,398	258,826

Biotechnology - 3.6%
Alexion Pharmaceuticals, Inc.*	6,550	269,336
Celgene Corp.*	6,750	322,920
Cephalon, Inc.*	4,500	254,925
Metabolix, Inc.*	28,831	236,991
OSI Pharmaceuticals, Inc.*	4,900	138,327
		1,222,499

Capital Markets - 3.0%
Affiliated Managers Group, Inc.*	1,750	101,832
AllianceBernstein Holding LP*	10,200	204,918
Cohen & Steers, Inc.	6,750	100,913
Invesco Ltd.	22,800	406,296
Lazard Ltd.	8,050	216,706
		1,030,665

Chemicals - 1.5%
Nalco Holding Co.	5,650	95,146
Praxair, Inc.	5,950	422,866
		518,012

Commercial Banks - 0.8%
Regions Financial Corp.	71,000	286,840

Commercial Services & Supplies - 1.2%
GEO Group, Inc.*	21,300	395,754

Communications Equipment - 2.7%
Brocade Communications Systems, Inc.*	35,300	276,046
Research In Motion Ltd.*	4,450	316,172
Riverbed Technology, Inc.*	8,250	191,318
Starent Networks Corp.*	5,550	135,476
		919,012

Computers & Peripherals - 3.5%
Apple, Inc.*	4,350	619,570
NetApp, Inc.*	20,200	398,344
Seagate Technology LLC	16,800	175,728
		1,193,642

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Diversified Consumer Services - 1.4%
Corinthian Colleges, Inc.*	20,950	$354,684
ITT Educational Services, Inc.*	1,200	120,792
		475,476

Diversified Financial Services - 1.3%
NYSE Euronext	15,750	429,187

Electrical Equipment - 2.9%
AMETEK, Inc.	8,850	306,033
First Solar, Inc.*	2,550	413,406
General Cable Technologies Corp.*	6,750	253,665
		973,104

Electronic Equipment & Instruments - 0.6%
Mellanox Technologies Ltd.*	17,050	205,112

Energy Equipment & Services - 1.7%
Smith International, Inc.	10,000	257,500
Transocean Ltd.*	4,450	330,591
		588,091

Food & Staples Retailing - 2.6%
Kroger Co.	16,000	352,800
Whole Foods Market, Inc.	27,350	519,103
		871,903

Food Products - 2.3%
General Mills, Inc.	8,350	467,767
Ralcorp Holdings, Inc.*	5,250	319,830
		787,597

Health Care Equipment & Supplies - 2.1%
Covidien plc	7,350	275,184
Insulet Corp.*	33,250	256,025
St. Jude Medical, Inc.*	4,250	174,675
		705,884

Health Care Providers & Services - 4.2%
Aetna, Inc.	6,750	169,088
Community Health Systems, Inc.*	6,400	161,600
DaVita, Inc.*	3,650	180,529
Express Scripts, Inc.*	7,400	508,750
Universal Health Services, Inc., Class B	3,100	151,435
VCA Antech, Inc.*	8,650	230,955
		1,402,357

Hotels Restaurants & Leisure - 1.0%
Las Vegas Sands Corp.*	42,550	334,443

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Hotels, Restaurants & Leisure - 2.8%
International Game Technology	21,350	$339,465
McCormick & Schmick's Seafood Restaurants, Inc.*	24,100	183,401
Starbucks Corp.*	29,950	416,005
		938,871

Household Durables - 1.3%
Harman International Industries, Inc.	13,400	251,920
KB Home	12,950	177,156
		429,076

Insurance - 1.0%
Prudential Financial, Inc.	9,000	334,980

Internet & Catalog Retail - 1.2%
Expedia, Inc.*	23,000	347,530
Shutterfly, Inc.*	5,038	70,280
		417,810

Internet Software & Services - 3.8%
eBay, Inc.*	25,850	442,810
IAC/InterActiveCorp*	29,850	479,092
OpenTable, Inc.*	3,100	93,527
Yahoo!, Inc.*	16,600	259,956
		1,275,385

IT Services - 4.1%
Affiliated Computer Services, Inc.*	10,750	477,515
Cognizant Technology Solutions Corp.*	23,250	620,775
MasterCard, Inc.	1,650	276,062
		1,374,352

Life Sciences - Tools & Services - 2.4%
Charles River Laboratories International, Inc.*	10,300	347,625
ICON plc (ADR)*	21,550	465,049
		812,674

Machinery - 2.4%
CLARCOR, Inc.	14,700	429,093
SPX Corp.	7,700	377,069
		806,162

Media - 1.7%
McGraw-Hill Co.'s, Inc.	5,800	174,638
Regal Entertainment Group	28,850	383,417
		558,055

Metals & Mining - 1.0%
Yamana Gold, Inc.	40,100	354,484

Multiline Retail - 0.6%
Dollar Tree, Inc.*	4,450	187,345

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Multi-Utilities - 0.4%
Veolia Environnement (ADR)	4,750	$140,315

Oil, Gas & Consumable Fuels - 6.1%
Anadarko Petroleum Corp.	3,900	177,021
Chesapeake Energy Corp.	4,350	86,261
Concho Resources, Inc.*	9,150	262,513
Nexen, Inc.	21,100	456,815
NuStar Energy LP*	1,800	97,254
Patriot Coal Corp.*	27,500	175,450
Plains Exploration & Production Co.*	16,600	454,176
Quicksilver Resources, Inc.*	39,400	366,026
		2,075,516

Pharmaceuticals - 5.2%
Allergan, Inc.	3,500	166,530
Auxilium Pharmaceuticals, Inc.*	8,400	263,592
Medicis Pharmaceutical Corp.	16,000	261,120
Optimer Pharmaceuticals, Inc.*	31,050	464,818
Shire plc (ADR)	2,000	82,960
Teva Pharmaceutical Industries Ltd. (ADR)	10,650	525,471
		1,764,491

Professional Services - 1.5%
FTI Consulting, Inc.*	9,950	504,664

Real Estate Investment Trusts - 1.4%
Host Hotels & Resorts, Inc.	30,100	252,539
Mack-Cali Realty Corp.	5,050	115,140
Simon Property Group, Inc.	2,258	116,108
		483,787

Semiconductors & Semiconductor Equipment - 6.0%
Altera Corp.	18,700	304,436
Atheros Communications, Inc.*	19,380	372,871
Broadcom Corp.*	19,000	471,010
Marvell Technology Group Ltd.*	36,850	428,934
Monolithic Power Systems, Inc.*	4,600	103,086
ON Semiconductor Corp.*	28,100	192,766
Skyworks Solutions, Inc.*	17,400	170,172
		2,043,275

Software - 7.7%
Activision Blizzard, Inc.*	29,900	377,637
ANSYS, Inc.*	3,300	102,828
Informatica Corp.*	15,900	273,321
Intuit, Inc.*	9,000	253,440
Nintendo Co. Ltd. (ADR)	16,415	565,825
Red Hat, Inc.*	5,050	101,657
Rosetta Stone, Inc.*	7,550	207,172
Salesforce.com, Inc.*	3,150	120,236

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Software - Cont'd
SolarWinds, Inc.*	17,700	$291,873
Solera Holdings, Inc.*	5,300	134,620
TIBCO Software, Inc.*	23,650	169,570
		2,598,179

Specialty Retail - 4.2%
Best Buy Co., Inc.	3,550	118,890
Chico's FAS, Inc.*	18,250	177,572
Dick's Sporting Goods, Inc.*	4,800	82,560
GameStop Corp.*	12,800	281,728
PetSmart, Inc.	19,650	421,689
TJX Co.'s, Inc.	10,250	322,465
		1,404,904

Textiles, Apparel & Luxury Goods - 1.0%
Iconix Brand Group, Inc.*	21,150	325,287

Thrifts & Mortgage Finance - 1.1%
People's United Financial, Inc.	12,400	186,496
TFS Financial Corp.	17,750	188,505
		375,001

Wireless Telecommunication Services - 1.9%
American Tower Corp.*	15,350	483,985
SBA Communications Corp.*	5,819	142,798
		626,783

Total Equity Securities (Cost $29,045,579)		32,696,178

	PRINCIPAL
CORPORATE BONDS - 1.5%	AMOUNT
SBA Communications Corp., 4.00%, 10/1/14 (e)	$273,000	274,584
Transocean, Inc., Series C, 1.50%, 12/15/37	180,000	158,625
Wynn Las Vegas LLC, 6.625%, 12/1/14	98,000	85,750

Total Corporate Bonds (Cost $543,466)		518,959

TOTAL INVESTMENTS (Cost $29,589,045) - 98.3%		33,215,137
Other assets and liabilities, net - 1.7%		557,385
NET ASSETS - 100%		$33,772,522

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipt
LLC: Limited Liability Corporation
LP: Limited Partnership

See notes to financial statements.

Midcap Growth Portfolio
Statement of Assets and Liabilities
June 30, 2009

ASSETS
Investments in securities, at value (Cost $29,589,045) - see accompanying schedule	$33,215,137
Receivable for securities sold	2,391,577
Interest and dividends receivable	12,769
Other assets	332
Total assets	35,619,815
LIABILITIES
Payable for securities purchased	1,498,566
Payable for shares redeemed	37,639
Payable to bank	238,841
Payable to Calvert Asset Management Company, Inc	40,657
Payable to Calvert Administrative Services Company	1,454
Payable to Calvert Shareholder Services, Inc.	221
Accrued expenses and other liabilities	29,915
Total liabilities	1,847,298
Net Assets	$33,772,522
NET ASETS CONSISTS OF:
Par value and paid-in capital applicable to 1,915,408 shares of
common stock outstanding; $0.01 par value, 1,000,000,000 shares authorized	$64,474,460
Undistributed net investment income (loss)	(25,202)
Accumulated net realized gain (loss) on investments	(34,302,801)
Net unrealized appreciation (depreciation) on investments	3,626,065
Net Assets	$33,772,522
Net Asset Value per Share	$17.63

See notes to financial statements.

Midcap Growth Portfolio
Statement of Operations
Six Months Ended June 30, 2009

Net Investment Income
Investment Income:
Interest income	$6,912
Dividend income (net of foreign taxes withheld. of $1,926)	128,397
Total investment income	135,309

Expenses:
Investment advisory fee	136,605
Transfer agent fees and expenses	2,563
Accounting fees	2,675
Directors' fees and expenses	1,860
Administrative fees	8,538
Custodian fees	18,281
Reports to shareholders	8,004
Professional fees	10,524
Miscellaneous	4,423
Total expenses	193,473
Reimbursement from Advisor	(32,956)
Fees paid indirectly	(6)
Net expenses	160,511

Net Investment Income (Loss)	(25,202)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(5,123,355)
Foreign currency transactions	51
(5,123,304)

Change in unrealized appreciation (depreciation) on:
Investments	11,783,314
Assets and liabilities denominated in foreign currencies	(45)
11,783,269

Net Realized and Unrealized Gain
(Loss)	6,659,965

Increase (Decrease) in Net Assets
Resulting From Operations	$6,634,763

See notes to financial statements.

Midcap Growth Portfolio
Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2009	2008
Operations:
Net investment income (loss)	($25,202)	($193,506)
Net realized gain (loss) on investments	(5,123,304)	(28,600,253)
Change in unrealized appreciation or (depreciation)	11,783,269	(19,206,451)

Increase (Decrease) in Net Assets
Resulting From Operations	6,634,763	(48,000,210)

Distributions to shareholders from:
Net realized gain	--	(4,053,730)

Capital share transactions:
Shares sold	1,101,913	6,009,865
Shares reinvested	--	4,053,730
Shares redeemed	(8,328,643)	(15,527,202)
Total capital share transactions	(7,226,730)	(5,463,607)

Total Increase (Decrease) in Net Assets	(591,967)	(57,517,547)

Net Assets
Beginning of period	34,364,489	91,882,036
End of period (Including net investment loss of $25,202 and $0, respectively)	$33,772,522	$34,364,489

Capital Share Activity
Shares sold	73,634	237,290
Shares reinvested	--	284,472
Shares redeemed	(516,968)	(520,767)
Total capital share activity	(443,334)	995

See notes to financial statements.

Notes to Financial Statements

Note A --- Significant Accounting Policies

General: The Ameritas MidCap Growth Portfolio (the "Portfolio"), a series of Calvert Variable Series, Inc. ("CVS" or the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of eleven separate portfolios. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. The Portfolio may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

At June 30, 2009, no securities were fair valued under the direction of the Board of Directors.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2009:

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$32,696,178	--	--	$32,696,178
Corporate bonds	--	518,959	--	518,959
TOTAL	$32,696,178	$518,959	--	$33,215,137

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio's understanding of the applicable country's tax rules and rates.

Foreign Currency Transactions: The Portfolio's accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

The Portfolio is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Portfolio's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

New Accounting Pronouncements:

Effective January 1, 2009, the Portfolio adopted the Financial Accounting Standards Board Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund's financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

In April 2009, the FASB issued FASB Staff Position No. FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Portfolio and the results of its operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Schedule of Investments.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by UNIFI Holding Company ("UNIFI"). The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .80% of the Portfolio's average daily net assets.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2010. The contractual expense cap is .94%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. To the extent any expense credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company ("CASC"), a subsidiary of Calvert, provides administrative services for the Portfolio. For its services, CASC receives an annual fee, payable monthly, of .05% of the Portfolio's average daily net assets.

Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $1,231 for the period ended June 30, 2009. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $20,000. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities were $54,285,918 and $59,146,413.

The cost of investments owned at June 30, 2009 for federal income tax purposes was $32,881,247. Net unrealized appreciation aggregated $333,890 of which $2,917,026 related to appreciated securities and $2,583,136 related to depreciated securities.

Net realized capital loss carryforward of $22,979,385 at December 31, 2008 may be utilized to offset future capital gains until expiration in December 2016.

Note D -- Line of Credit

A financing agreement is in place with certain Calvert Group Funds and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had an outstanding loan balance of $238,841 at an interest rate of .625% at June 30, 2009. For the six months ended June 30, 2009, borrowing information by the Portfolio under the Agreement was as follows:

AVERAGE DAILY BALANCE	WEIGHTED AVERAGE INTEREST RATE	MAXIMUM AMOUNT BORROWED	MONTH OF MAXIMUM AMOUNT BORROWED
$31,787.72%		$1,214,354	March 2009

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
Midcap Growth Portfolio	2009	2008	2007
Net asset value, beginning	$14.57	$38.97	$35.96
Income from investment operations
Net investment income (loss)	(.01)	(.08)	(.10)
Net realized and unrealized gain (loss)	3.07	(22.37)	12.63
Total from investment operations	3.06	(22.45)	12.53
Distributions from
Net realized gain	--	(1.95)	(9.52)
Total distributions	--	(1.95)	(9.52)
Total increase (decrease) in net asset value	3.06	(24.40)	3.01
Net asset value, ending	17.63	$14.57	$38.97

Total return*	21.00%	(57.48%)	34.68%
Ratios to average net assets: A
Net investment income (loss)	(.15%) (a)	(.31%)	(.28%)
Total expenses	1.13% (a)	1.07%	1.02%
Expenses before offsets	.94% (a)	.94%	.95%
Net expenses	.94% (a)	.94%	.94%
Portfolio turnover	164%	351%	227%
Net assets, ending (in thousands)	$33,773	$34,364	$91,882

		Years Ended
	December 31,	December 31,	December 31,
Midcap Growth Portfolio	2006	2005	2004
Net asset value, beginning	$37.00	$35.71	$31.49
Income from investment operations
Net investment income (loss)	(.14)	(.10)	(.22)
Net realized and unrealized gain (loss)	3.58	4.14	4.44
Total from investment operations	3.44	4.04	4.22
Distributions from
Net realized gain	(4.48)	(2.75)	--
Total distributions	(4.48)	(2.75)	--
Total increase (decrease) in net asset value	(1.04)	1.29	4.22
Net asset value, ending	$35.96	$37.00	$35.71

Total return*	9.25%	11.27%	13.40%
Ratios to average net assets: A
Net investment income (loss)	(.38%)	(.29%)	(.65%)
Total expenses	1.03%	1.06%	1.06%
Expenses before offsets	.95%	.95%	.94%
Net expenses	.94%	.94%	.94%
Portfolio turnover	295%	225%	230%
Net assets, ending (in thousands)	$72,883	$76,216	$75,868

See notes to financial highlights.

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

(a) Annualized.

* Total return is not annualized for periods less than one year.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745 or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund or visiting the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.


Ameritas MidCap Value Portfolio

Semi-Annual Report
June 30, 2009

Calvert Investments

4	Economic Sectors and Average Annual Total Returns
5	Shareholder Expense Example
6	Statement of Net Assets
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Notes to Financial Statements
18	Financial Highlights
20	Explanation of Financial Tables
21	Proxy Voting
22	Availability of Quarterly Portfolio Holdings

Midcap Value Portfolio
Economic Sectors
June 30, 2009

% of Total
Economic Sectors	Investments
Consumer Discretionary	10.4%
Consumer Staples	3.2%
Energy	10.1%
Financials	21.0%
Health Care	6.0%
Industrials	17.5%
Information Technology	11.2%
Materials	8.4%
Telecommunication Services	3.1%
Time Deposit	1.2%
Utilities	7.9%

Total	100%

Average Annual Total Returns
(period ended June 30, 2009)

				Since Inception
	6 months	1 year	5 years	(1/2/2001)
Ameritas MidCap Value Portfolio	6.96%	-33.41%	-4.03%	1.00%
Russell Midcap Value Index	3.19%	-30.52%	-0.43%	3.81%

Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable life contract. Past performance does not indicate future results. New Subadvisor assumed management of the Portfolio effective April 2007.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/09	6/30/09	1/1/09 - 6/30/09
Actual	$1,000.00	$1,069.60	$6.46
Hypothetical (5% return per year before expenses)	$1,000.00	$1,018.55	$6.30

* Expenses are equal to the Fund's annualized expense ratio of 1.26%, multiplied by the average account value over the period, multiplied by 181/365.

MIDCAP VALUE PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2009

EQUITY SECURITIES - 97.5%	SHARES	VALUE
Aerospace & Defense - 1.5%
Goodrich Corp.	5,906	$295,123

Airlines - 1.3%
AMR Corp.*	12,166	48,907
Continental Airlines, Inc., Class B*	5,526	48,960
Delta Air Lines, Inc.*	18,794	108,817
UAL Corp.*	5,093	16,247
US Airways Group, Inc.*	12,941	31,447
		254,378

Auto Components - 0.5%
Goodyear Tire & Rubber Co.*	8,645	97,343

Capital Markets - 1.2%
Invesco Ltd.	13,315	237,273

Chemicals - 4.6%
Eastman Chemical Co.	9,332	353,683
Lubrizol Corp.	6,534	309,124
PPG Industries, Inc.	5,316	233,372
		896,179

Commercial Banks - 1.1%
Cullen/Frost Bankers, Inc.	2,354	108,566
M&T Bank Corp.	2,174	110,722
		219,288

Commercial Services & Supplies - 1.4%
Ritchie Bros. Auctioneers, Inc.	11,570	271,316

Communications Equipment - 0.2%
Brocade Communications Systems, Inc.*	6,210	48,562

Construction & Engineering - 2.4%
Chicago Bridge & Iron Co. NV	6,186	76,706
Fluor Corp.	2,331	119,557
Foster Wheeler AG*	3,344	79,420
Insituform Technologies, Inc.*	1,412	23,962
Jacobs Engineering Group, Inc.*	2,124	89,399
KBR, Inc.	4,133	76,213
		465,257

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Consumer Finance - 0.1%
SLM Corp.*	2,689	$27,616

Distributors - 0.4%
Genuine Parts Co.	2,549	85,544

Diversified Financial Services - 1.4%
CIT Group, Inc.	93,765	201,595
Pico Holdings, Inc.*	2,750	78,925
		280,520

Diversified Telecommunication Services - 3.1%
CenturyTel, Inc.	4,014	123,230
Embarq Corp.	3,845	161,721
Qwest Communications International, Inc.	48,503	201,287
Windstream Corp.	13,745	114,908
		601,146

Electric Utilities - 2.4%
Allegheny Energy, Inc.	7,272	186,527
Pepco Holdings, Inc.	15,581	209,409
Pinnacle West Capital Corp.	2,434	73,385
		469,321

Electrical Equipment - 2.4%
A.O. Smith Corp.	3,770	122,789
Cooper Industries Ltd.	8,249	256,131
Rockwell Automation, Inc.	3,084	99,058
		477,978

Electronic Equipment & Instruments - 2.0%
Agilent Technologies, Inc.*	8,784	178,403
Celestica, Inc.*	30,875	210,568
		388,971

Energy Equipment & Services - 2.8%
BJ Services Co.	14,971	204,055
Cameron International Corp.*	6,579	186,186
Weatherford International Ltd.*	8,579	167,805
		558,046

Gas Utilities - 1.5%
EQT Corp.	3,295	115,028
Questar Corp.	5,604	174,060
		289,088

Health Care Equipment & Supplies - 0.7%
Hospira, Inc.*	3,342	128,734

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Health Care Providers & Services - 1.2%
Humana, Inc.*	2,207	$71,198
McKesson Corp.	2,014	88,616
Universal Health Services, Inc., Class B	1,635	79,870
		239,684

Hotels, Restaurants & Leisure - 0.8%
Royal Caribbean Cruises Ltd.	6,935	93,900
Starwood Hotels & Resorts Worldwide, Inc.	2,952	65,534
		159,434

Household Durables - 2.3%
Centex Corp.	3,983	33,696
D.R. Horton, Inc.	10,659	99,768
KB Home	3,882	53,106
Mohawk Industries, Inc.*	2,271	81,029
Pulte Homes, Inc.	5,100	45,033
Stanley Works	4,288	145,106
		457,738

Industrial Conglomerates - 0.5%
McDermott International, Inc.*	4,580	93,020

Insurance - 12.7%
AON Corp.	5,156	195,258
Arch Capital Group Ltd.*	1,341	78,556
Assurant, Inc.	6,862	165,306
AXIS Capital Holdings Ltd.	8,059	210,985
Everest Re Group Ltd.	5,726	409,810
Lincoln National Corp.	13,912	239,425
Marsh & McLennan Co.'s, Inc.	5,787	116,492
PartnerRe Ltd.	5,950	386,452
Transatlantic Holdings, Inc.	2,645	114,608
Willis Group Holdings Ltd.	7,436	191,328
XL Capital Ltd.	32,561	373,149
		2,481,369

Leisure Equipment & Products - 0.6%
Hasbro, Inc.	5,104	123,721

Life Sciences - Tools & Services - 1.4%
Covance, Inc.*	2,901	142,729
Life Technologies Corp.*	3,202	133,587
		276,316

Machinery - 5.7%
AGCO Corp.*	3,863	112,297
Cummins, Inc.	3,640	128,164
Eaton Corp.	8,065	359,780
Ingersoll-Rand plc	10,644	222,460
Manitowoc Co., Inc.	13,179	69,321

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Machinery - Cont'd
Parker Hannifin Corp.	3,661	$157,277
Terex Corp.*	5,410	65,299
		1,114,598

Media - 1.9%
National CineMedia, Inc.	11,008	151,470
Regal Entertainment Group	15,999	212,627
		364,097

Metals & Mining - 3.7%
Freeport-McMoRan Copper & Gold, Inc.	5,409	271,045
Nucor Corp.	5,318	236,279
Steel Dynamics, Inc.	4,767	70,218
United States Steel Corp.	4,145	148,142
		725,684

Multiline Retail - 1.7%
Family Dollar Stores, Inc.	5,019	142,038
Macy's, Inc.	15,892	186,890
		328,928

Multi-Utilities - 3.9%
DTE Energy Co.	4,141	132,512
Sempra Energy	7,700	382,151
Wisconsin Energy Corp.	6,100	248,331
		762,994

Oil, Gas & Consumable Fuels - 7.1%
El Paso Corp.	19,677	181,619
Enbridge, Inc.	10,408	361,470
Newfield Exploration Co.*	7,833	255,904
Pioneer Natural Resources Co.	4,816	122,808
Southwestern Energy Co.*	6,689	259,867
Sunoco, Inc.	2,260	52,432
Ultra Petroleum Corp.*	4,243	165,477
		1,399,577

Pharmaceuticals - 2.6%
King Pharmaceuticals, Inc.*	9,862	94,971
Mylan, Inc.*	32,051	418,266
		513,237

Real Estate Investment Trusts - 3.6%
AvalonBay Communities, Inc.	2,494	139,514
Boston Properties, Inc.	1,585	75,605
Equity Residential	6,705	149,052
ProLogis	4,501	36,278
Rayonier, Inc.	5,266	191,419
Ventas, Inc.	3,491	104,241
		696,109

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Real Estate Management & Development - 0.7%
St. Joe Co.*	4,902	$129,854

Road & Rail - 1.9%
CSX Corp.	6,318	218,792
Kansas City Southern*	9,388	151,241
		370,033

Semiconductors & Semiconductor Equipment - 5.0%
ASML Holding NV	6,485	140,400
Lam Research Corp.*	5,606	145,756
LSI Corp.*	29,659	135,245
Maxim Integrated Products, Inc.	15,128	237,358
Microchip Technology, Inc.	10,181	229,582
Micron Technology, Inc.*	17,566	88,884
		977,225

Software - 3.9%
Adobe Systems, Inc.*	5,204	147,273
Autodesk, Inc.*	6,463	122,668
BMC Software, Inc.*	6,024	203,551
McAfee, Inc.*	6,821	287,778
		761,270

Specialty Retail - 0.9%
Bed Bath & Beyond, Inc.*	5,906	181,610

Textiles, Apparel & Luxury Goods - 1.0%
VF Corp.	3,722	206,013

Tobacco - 3.1%
Lorillard, Inc.	9,082	615,487

Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	604	49,456

Total Equity Securities (Cost $24,193,286)		19,119,137

	Principal
TIME DEPOSIT - 1.2%	Amount	Value
State Street Corp. Time Deposit, 0.01%, 7/1/09	$225,000	$225,000

Total Time Deposit (Cost $225,000)		225,000

TOTAL INVESTMENTS (Cost $24,418,286) - 98.7%		19,344,137
Other assets and liabilities, net - 1.3%		258,329
NET ASSETS - 100%		$19,602,466

Net Assets Consist of:
Paid-in capital applicable to 1,849,129 shares of common stock
outstanding; $0.01 par value, 1,000,000,000 shares authorized		$40,035,448
Undistributed net investment income		253,196
Accumulated net realized gain (loss) on investments		(15,612,029)
Net unrealized appreciation (depreciation) on investments		(5,074,149)

Net Assets		$19,602,466

Net Asset Value per Share		$10.60

* Non-income producing security.

See notes to financial statements.

Midcap Value Portfolio
Statement of Operations
Six Months Ended June 30, 2009

Net Investment Income
Investment Income:
Dividend income (net of foreign taxes withheld of $2,005)	$320,698
Total investment income	320,698

Expenses:
Investment advisory fee	106,247
Transfer agent fees and expenses	1,733
Accounting fees	1,808
Directors' fees and expenses	1,151
Administrative fees	5,774
Custodian fees	12,858
Reports to shareholders	13,560
Professional fees	9,511
Miscellaneous	4,401
Total expenses	157,043
Fees waived	(11,548)
Fees paid indirectly	(28)
Net expenses	145,467

Net Investment Income	175,231

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(6,739,218)
Foreign currency transactions	(47)
(6,739,265)

Change in unrealized appreciation (depreciation) on:
Investments	8,247,502

Net Realized and Unrealized Gain
(Loss)	1,508,237

Increase (Decrease) in Net Assets
Resulting From Operations	$1,683,468

See notes to financial statements.

Midcap Value Portfolio
Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2009	2008
Operations:
Net investment income	$175,231	$382,581
Net realized gain (loss) on investments	(6,739,265)	(8,828,254)
Change in unrealized appreciation (depreciation)	8,247,502	(12,439,692)

Increase (Decrease) in Net Assets
Resulting From Operations	1,683,468	(20,885,365)

Distributions to shareholders from:
Net investment income	--	(281,574)
Net realized gain	--	(2,496,544)
Total distributions	--	(2,778,118)

Capital share transactions:
Shares sold	689,562	6,438,717
Reinvestment of distributions	--	2,778,118
Shares redeemed	(8,063,851)	(23,704,522)
Total capital share transactions	(7,374,289)	(14,487,687)

Total Increase (Decrease) in Net Assets	(5,690,821)	(38,151,170)

Net Assets
Beginning of period	25,293,287	63,444,457
End of period (including undistributed net investment income
of $253,196 and $77,965, respectively)	$19,602,466	$25,293,287

Capital Share Activity
Shares sold	75,902	401,456
Reinvestment of distributions	--	286,109
Shares redeemed	(779,837)	(1,310,476)
Total capital share activity	(703,935)	(622,911)

See notes to financial statements.

Notes to Financial Statements

Note A --- Significant Accounting Policies

General: The Ameritas MidCap Value (formerly Focused MidCap Value) Portfolio (the "Portfolio"), a series of Calvert Variable Series, Inc. ("CVS" or the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund is comprised of eleven separate portfolios. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2009, no securities were fair valued under the direction of the Board of Directors.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2009:

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$19,119,137	--	--	$19,119,137
Other debt obligations	--	$225,000	--	225,000
TOTAL	$19,119,137	$225,000	--	$19,344,137

*For further breakdown of Equity securities by industry type, please refer to the Statement of Net Assets.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio's understanding of the applicable country's tax rules and rates.

Foreign Currency Transactions: The Portfolio's accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

The Portfolio is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Portfolio's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

New Accounting Pronouncements:

Effective January 1, 2009, the Portfolio adopted the Financial Accounting Standards Board Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund's financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

In April 2009, the FASB issued FASB Staff Position No. FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Portfolio and the results of its operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Statement of Net Assets.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by UNIFI Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of 0.92% of the Portfolio's average daily net assets. Under terms of the agreement, $14,914 was payable at period end. In addition $16,098 was payable at period end for operating expenses paid by the Advisor during June 2009. For the six months ended June 30, 2009, the Advisor waived $11,548 of its fee.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services for the Portfolio. For its services, CASC receives an annual fee, payable monthly, of .05% of the Portfolio's average daily net assets. Under the terms of the agreement, $909 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $688 for the six months ended June 30, 2009. Under the terms of the agreement, $99 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $20,000. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities were $2,263,042 and $9,397,315, respectively.

The cost of investments owned at June 30, 2009 for federal income tax purposes was $25,188,413. Net unrealized depreciation aggregated $5,844,276, of which $791,801 related to appreciated securities and $6,636,077 related to depreciated securities.

Net realized capital loss carryforward of $8,054,646 at December 31, 2008 may be utilized to offset future capital gains until expiration in December 2016.

Note D -- Line of Credit

A financing agreement is in place with certain Calvert Group Funds and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had an outstanding loan balance of $27,201 at an interest rate of 0.625% as of June 30, 2009. For the six months ended June 30, 2009, borrowing information by the Portfolio under the Agreement was as follows:

AVERAGE DAILY BALANCE	WEIGHTED AVERAGE INTEREST RATE	MAXIMUM AMOUNT BORROWED	MONTH OF MAXIMUM AMOUNT BORROWED
$3,858	0.71%	$241,955	June 2009

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
MidCap Value Portfolio	2009	2008	2007
Net asset value, beginning	$9.91	$19.98	$23.49
Income from investment operations
Net investment income	.11	.17	.10
Net realized and unrealized gain (loss)	.58	(9.01)	1.10
Total from investment operations	.69	(8.84)	1.20
Distributions from
Net investment income	--	(.13)	(.09)
Net realized gain	--	(1.10)	(4.62)
Total distributions	--	(1.23)	(4.71)
Total increase (decrease) in net asset value	.69	(10.07)	(3.51)
Net asset value, ending	$10.60	$9.91	$19.98

Total return*	6.96%	(44.13%)	5.04%
Ratios to average net assets: A
Net investment income	1.52% (a)	.84%	.44%
Total expenses	1.36% (a)	1.22%	1.14%
Expenses before offsets	1.26% (a)	1.12%	1.07%
Net expenses	1.26% (a)	1.10%	1.04%
Portfolio turnover	10%	54%	123%
Net assets, ending (in thousands)	$19,602	$25,293	$63,444

		Years Ended
	December 31,	December 31,	December 31,
MidCap Value Portfolio	2006	2005	2004
Net asset value, beginning	$22.15	$21.53	$19.78
Income from investment operations
Net investment income	.02	.03	.07
Net realized and unrealized gain (loss)	3.00	1.22	1.76
Total from investment operations	3.02	1.25	1.83
Distributions from
Net investment income	(.02)	(.03)	(.08)
Net realized gain	(1.66)	(.60)	--
Total distributions	(1.68)	(.63)	(.08)
Total increase (decrease) in net asset value	1.34	.62	1.75
Net asset value, ending	$23.49	$22.15	$21.53

Total return*	13.59%	5.80%	9.23%
Ratios to average net assets: A
Net investment income	.08%	.15%	.38%
Total expenses	1.15%	1.20%	1.22%
Expenses before offsets	1.15%	1.20%	1.22%
Net expenses	1.11%	1.15%	1.21%
Portfolio turnover	56%	29%	29%
Net assets, ending (in thousands)	$61,440	$47,655	$36,184

See notes to financial highlights.

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

* Not annualized for periods less than one year.

(a) Annualized.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745 or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund or visiting the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.


Ameritas Money Market Portfolio

Semi-Annual Report
June 30, 2009

Calvert Investments

4	Investment Allocation and Performance Data
5	Shareholder Expense Example
6	Statement of Net Assets
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Notes to Financial Statements
16	Financial Highlights
17	Explanation of Financial Tables
18	Proxy Voting
19	Availability of Quarterly Portfolio Holdings

Money Market Portfolio
Investment Allocation
June 30, 2009

% of Total
investment allocation	Investments
Municipal Commercial Paper	1.6%
Taxable Municipal Obligations	0.8%
Variable Rate Demand Notes	56.4%
U.S. Government Agencies and Instrumentalities	40.4%
U.S. Treasury	0.8%

Total	100%

Average Annual Total Returns
(period ended June 30, 2009)

				Since Inception
	6 months	1 year	5 years	(10/29/99)

Ameritas Money Market Portfolio	0.62%	2.12%	3.44%	3.25%
Lipper VA Money Market Funds
Index	-0.28%	0.17%	2.05%	1.86%
As of
7-Day Simple/Effective Yield	(6/30/09)
Money Market Portfolio	0.96%/0.96%

Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable life contract. Past performance does not indicate future results.

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Actual	$1,000.00	$1,006.20	$1.79
Hypothetical (5% return per year before expenses)	$1,000.00	$1,023.01	$1.81

* Expenses are equal to the Fund's annualized expense ratio of 0.36%, multiplied by the average account value over the period, multiplied by 181/365.

MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2009

	Principal
municipal COMMERCIAL PAPER - 1.6%	Amount	Value
Metropolitan Washington DC Airports Authority System Revenue Commercial Paper Notes,
1.25%, 8/7/09, LOC: WestLB AG, LOC: Landesbank Baden-Württemberg	$2,000,000	$2,000,000

Total Municipal Commercial Paper (Cost $2,000,000)		2,000,000

TAXABLE MUNICIPAL OBLIGATIONS - 0.8%
Washington State GO Bonds, 4.15%, 7/1/09	1,000,000	1,000,000

Total Taxable Municipal Obligations (Cost $1,000,000)		1,000,000

VARIABLE RATE DEMAND NOTES* - 56.2%
Athens-Clarke County Unified Government Development Authority Revenue, 0.90%, 9/1/31,
LOC: SunTrust Bank (r)	2,500,000	2,500,000
CIDC-Hudson House LLC New York Revenue, 3.40%, 12/1/34,
LOC: Hudson River Bank & Trust, C/LOC: FHLB (r)	315,000	315,000
District of Columbia Revenue, 0.74%, 4/1/38, LOC: PNC Bank (r)	1,290,000	1,290,000
Erie County New York Industrial Development Agency Revenue, 2.00%, 4/1/32,
LOC: HSBC USA (r)	1,635,000	1,635,000
Florida State Housing Finance Corp. MFH Revenue, 2.50%, 10/15/32, LOC: Fannie Mae (r)	345,000	345,000
Four Fishers LLC, 1.31%, 4/1/24, LOC: Bank of America (r)	2,500,000	2,500,000
Fuller Road Management Corp. New York Revenue, 3.50%, 7/1/37, LOC: Key Bank (r)	4,990,000	4,990,000
Hayward California Revenue, 1.50%, 5/1/12, LOC: Freddie Mac (r)	610,000	610,000
Hillcrest Baptist Church, 1.00%, 12/1/20, LOC: Wachovia Bank (r)	3,035,000	3,035,000
Hills City Iowa Health Facilities Revenue, 0.55%, 8/1/35, LOC: Allied Irish Bank (r)	200,000	200,000
Holland Board of Public Works Home Building Co., 0.70%, 11/1/22, LOC: Wells Fargo Bank (r)	1,045,000	1,045,000
Hopkinsville Kentucky Industrial Building LO Revenue, 1.25%, 8/1/24, LOC: Comerica Bank (r)	1,545,000	1,545,000
Illinois State Development Finance Authority Revenue, 0.70%, 7/1/10, LOC: Bank of America (r)	200,000	200,000
Iowa State Finance Authority IDA Revenue, 0.95%, 11/1/17, LOC: Societe Generale (r)	2,930,000	2,930,000
Jack Leasing LLC, 1.54%, 9/23/29, LOC: M&T Trust Co. (r)	3,155,000	3,155,000
Lakeland Florida Energy System Revenue, 0.90%, 10/1/37, LOC: SunTrust Bank (r)	1,700,000	1,700,000
Martin Luther Foundation, Inc., 1.46%, 9/1/11, LOC: KBC Bank (r)	1,900,000	1,900,000
Massachusetts State Development Finance Agency Revenue:
0.70%, 9/1/16, LOC: TD Banknorth (r)	3,620,000	3,620,000
2.81%, 11/1/42, LOC: Sovereign Bank, C/LOC: Fifth Third Bank (r)	3,000,000	3,000,000
Michigan State Strategic Fund LO Revenue, 0.90%, 3/1/39, LOC: Deutsche Bank (r)	1,000,000	1,000,000
Middletown New York IDA Revenue, 3.40%, 6/1/15, LOC: Provident Bank, C/LOC: FHLB (r)	1,155,000	1,155,000
Ness Family Partners LP, 0.68%, 9/1/34, LOC: Bank of the West (r)	2,330,000	2,330,000
New Britain Connecticut GO, 2.31%, 2/1/26, LOC: Bank of America (r)	2,215,000	2,215,000
New York City New York Housing Development Corp. MFH Revenue, 0.45%, 6/15/34,
LOC: Fannie Mae (r)	100,000	100,000
New York State Housing Finance Agency Revenue, 0.62%, 5/1/42, LOC: Wachovia Bank (r)	1,000,000	1,000,000
New York State MMC Corp. Revenue, 3.60%, 11/1/35, LOC: JPMorgan Chase Bank (r)	1,970,000	1,970,000
Osprey Management Co. LLC, 0.60%, 6/1/27, LOC: Wells Fargo Bank (r)	400,000	400,000
Palm Beach County Florida Health Facilities Authority Revenue, 0.90%, 12/1/31,
LOC: SunTrust Bank (r)	500,000	500,000
Palm Beach County Florida Revenue, 1.75%, 10/1/20, LOC: Citibank (r)	2,080,000	2,080,000
Park Street Properties I LLC, 0.90%, 11/1/34, LOC: U.S. Bank (r)	1,895,000	1,895,000
Peoploungers, Inc., 1.00%, 4/1/18, LOC: Bank of New Albany, C/LOC: FHLB (r)	120,000	120,000
Rathbone LLC, 1.25%, 1/1/38, LOC: Comerica Bank (r)	610,000	610,000

	Principal
VARIABLE RATE DEMAND NOTES* - Cont'd	Amount	VALUE
Rex Lumber LLC, 0.75%, 2/1/22, LOC: Whitney National Bank, C/LOC: FHLB (r)	$1,180,000	$1,180,000
Rhode Island Health & Educational Building Corp. Revenue, 1.25%, 12/1/31, LOC: RBS Citizens (r)	2,875,000	2,875,000
Rhode Island Student Loan Authority Revenue, 0.55%, 6/1/48, LOC: State Street Bank (r)	1,500,000	1,500,000
Rural Electric Coop Grantor Trust Certificates, 1.80%, 12/18/17, BPA: JPMorgan Chase Bank (r)	5,300,000	5,300,000
Shawnee Kansas Private Activity Revenue, 4.50%, 12/1/12, LOC: JPMorgan Chase Bank (r)	660,000	660,000
St. Paul Minnesota Port Authority Revenue, 0.70%, 6/1/11, LOC: U.S. Bank (r)	160,000	160,000
Tyler Enterprises LLC, 0.75%, 10/3/22, LOC: Peoples Bank & Trust, C/LOC: FHLB (r)	605,000	605,000
Utah Housing Corp. Revenue, 0.35%, 4/1/42, LOC: Freddie Mac (r)	2,000,000	2,000,000
Wilkes-Barre Pennsylvania GO, 0.89%, 11/1/25, LOC: PNC Bank (r)	2,655,000	2,655,000
Zehnder's of Frankenmuth, Inc., 0.90%, 11/1/44, LOC: Citizen Bank, C/LOC: FHLB (r)	1,585,000	1,585,000

Total Variable Rate Demand Notes (Cost $70,410,000)		70,410,000

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 40.3%
Fannie Mae:
0.883%, 2/12/10 (r)	1,000,000	1,001,243
1.029%, 7/13/10 (r)	3,000,000	2,999,469
Fannie Mae Discount Notes:
12/10/09	1,000,000	996,625
3/1/10	1,000,000	994,212
Fannie Mae Interest Strip, 1/15/10	1,000,000	994,282
Federal Farm Credit Bank:
0.875%, 4/1/10	1,000,000	1,000,000
0.715%, 11/24/10 (r)	3,000,000	3,001,830
Federal Home Loan Bank:
0.228%, 8/10/09 (r)	1,000,000	1,000,000
0.245%, 8/21/09 (r)	1,000,000	1,000,000
0.248%, 8/27/09 (r)	2,500,000	2,499,380
0.268%, 9/4/09 (r)	1,000,000	1,000,000
0.258%, 9/18/09 (r)	1,000,000	999,346
1.126%, 10/5/09 (r)	500,000	499,910
1.064%, 10/13/09 (r)	1,000,000	1,000,121
5.00%, 12/11/09	1,000,000	1,017,585
1.00%, 2/5/10	1,000,000	1,000,000
1.00%, 2/18/10	500,000	499,805
0.791%, 2/19/10 (r)	5,000,000	5,000,132
0.81%, 2/19/10 (r)	1,000,000	1,000,000
1.05%, 2/23/10	500,000	499,669
1.00%, 2/26/10	1,000,000	1,000,000
0.85%, 3/11/10 (r)	1,000,000	1,000,070
0.494%, 3/26/10 (r)	440,000	439,235
0.56%, 6/11/10	1,500,000	1,499,465
0.60%, 6/21/10	2,500,000	2,499,831
0.56%, 6/22/10	1,000,000	999,343
0.60%, 7/26/10	1,000,000	999,383
Federal Home Loan Bank Discount Notes:
8/21/09	1,500,000	1,494,142
9/3/09	500,000	497,467
9/30/09	100,000	99,456
11/17/09	500,000	495,753
1/12/10	1,000,000	995,937
4/27/10	1,000,000	994,167

	Principal
U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - Cont'd	Amount	Value
Freddie Mac:
0.98%, 8/4/09	$1,000,000	$1,000,000
0.293%, 9/18/09 (r)	1,000,000	999,743
0.295%, 9/21/09 (r)	500,000	499,957
0.246%, 10/19/09 (r)	1,000,000	999,466
4.75%, 11/3/09	1,000,000	1,007,401
1.25%, 3/18/10	2,000,000	2,001,647
Freddie Mac Discount Notes:
11/9/09	1,000,000	993,086
12/7/09	1,000,000	996,025
2/4/10	1,000,000	993,944

Total U.S. Government Agencies and Instrumentalities (Cost $50,509,127)		50,509,127

U.S. TREASURY - 0.8%
United States Treasury Notes, 2.875%, 6/30/10	1,000,000	1,022,265

Total U.S. Treasury (Cost $1,022,265)		1,022,265

TOTAL INVESTMENTS (Cost $124,941,392) - 99.7%		124,941,392
Other assets and liabilities, net - 0.3%		383,689
NET ASSETS - 100%		$125,325,081

Net Assets Consist of:
Paid-in capital applicable to 125,338,734 shares of common stock outstanding;
$0.01 par value, 2,000,000,000 shares authorized		$125,294,316
Undistributed net investment income		2,849
Accumulated net realized gain (loss) on investments		27,916

Net Assets		$125,325,081

Net Asset Value per Share		$1.00

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

* Optional tender features give these securities a shorter effective maturity date.

Explanation of Guarantees:
BPA: Bond Purchase Agreement
C/LOC: Confirming Letter of Credit
LOC: Letter of Credit

Abbreviations:
FHLB: Federal Home Loan Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LO: Limited Obligation
LP: Limited Partnership
MFH: Multi-Family Housing

See notes to financial statements.

Money Market Portfolio
Statement of Operations
Six Months Ended June 30, 2009

Net Investment Income
Investment Income:
Interest income	$1,127,921

Expenses:
Investment advisory fee	139,300
Transfer agent fees and expenses	10,449
Accounting fees	11,440
Directors' fees and expenses	10,177
Administrative fees	34,825
Insurance	26,707
Custodian fees	18,193
Reports to shareholders	5,609
Professional fees	14,385
Miscellaneous	1,130
Total expenses	272,215
Reimbursement from Advisor	(21,465)
Fees paid indirectly	(10)
Net expenses	250,740

Net Investment Income	877,181

Realized Gain (Loss) on Investments
Net realized gain (loss)	(40)

Net Realized and Unrealized Gain
(Loss) on Investments	(40)

Increase (Decrease) in Net Assets
Resulting From Operations	$877,141

See notes to financial statements.

Money Market Portfolio
Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2009	2008
Operations:
Net investment income	$877,181	$3,694,932
Net realized gain (loss) on investments	(40)	28,908

Increase (Decrease) in Net Assets
Resulting From Operations	877,141	3,723,840

Distributions to shareholders from:
Net investment income	(876,678)	(3,692,021)

Capital share transactions:
Shares sold	27,532,958	140,496,614
Reinvestment of distributions	881,112	3,698,772
Shares redeemed	(48,589,717)	(98,732,171)
Total capital share transactions	(20,175,647)	45,463,215

Total Increase (Decrease) in Net Assets	(20,175,184)	45,495,034

Net Assets
Beginning of period	145,500,265	100,005,231
End of period (including undistributed net investment
income of $2,849 and $2,346, respectively)	$125,325,081	$145,500,265

Capital Share Activity
Shares sold	27,532,958	140,496,614
Reinvestment of distributions	881,112	3,698,773
Shares redeemed	(48,589,717)	(98,732,171)
Total capital share activity	(20,175,647)	45,463,216

See notes to financial statements.

Notes to Financial Statements

NOTE A --- Significant Accounting Policies

General: The Ameritas Money Market Portfolio (the "Portfolio"), a series of Calvert Variable Series, Inc. ("CVS" or the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of eleven separate portfolios. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). All securities held by the Portfolio are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2009:

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. government obligations	--	$51,531,392	--	$51,531,392
Municipal obligations	--	3,000,000	--	3,000,000
Variable rate demand notes	--	70,410,000	--	70,410,000
TOTAL	--	$124,941,392	--	$124,941,392

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of captial or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

The Portfolio is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Portfolio's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Treasury's Guarantee Plan For Money Market Funds: The Fund has elected to participate in the U.S. Department of the Treasury's Guarantee Program for Money Market Funds (the "Program"). The Program was made available on September 29, 2008 and protects shareholders of record on September 19, 2008 from losses if the Fund is unable to maintain a $1.00 net asset value. Covered shareholders will receive $1.00 per share upon liquidation of the Fund, subject to adjustment and the overall amount available to all money market funds participating in the Program. The Fund will bear the expense of its participation in the Program. For the initial three months of the Program, the participation fee was 0.01% of the Fund's net assets as of September 19, 2008 (accordingly, the Fund's gross expenses will increase by this amount). Given that asset levels may vary, the yield impact of these fees may vary over time. The Program was initially scheduled to terminate on December 18, 2008, but has been extended by the Treasury Department through September 18, 2009. For the extension of the Program, the Fund made two program extension payments of 0.015% of the Fund's net assets as of September 19, 2008.

New Account Pronouncements:

In April 2009, the FASB issued FASB Staff Position No. FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Portfolio and the results of its operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Statement of Net Assets.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. ("the Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by UNIFI Holding Company ("UNIFI"). The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .20% of the Portfolio's average daily net assets. Under the terms of the agreement, $21,071 was payable at period end. In addition, $10,879 was payable at period end for operating expenses paid by the Advisor during June 2009.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2010. The contractual expense cap is .36%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. To the extent any expense offset credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company ("CASC"), a subsidiary of Calvert, provides administrative services for the Portfolio. For its services, CASC receives an annual fee, payable monthly, of .05% of the Portfolio's average daily net assets. Under the terms of the agreement, $5,268 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert, acts as shareholder servicing agent for the Portfolios. For its service, CSSI received a fee of $8,933 for the six months ended June 30, 2009. Under the terms of the agreement, $1,304 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $20,000. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

The cost of investments owned at June 30, 2009 for federal income tax purposes was $124,941,392.

The Portfolio may sell or purchase securities to and from other Portfolios managed by the Advisor, typically short-term variable rate demand notes. Interportfolio transactions are primarily used for cash management purposes and are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2009, such purchase and sale transactions were $16,540,000 and $41,060,000, respectively.

Note D -- Line of Credit

A financing agreement is in place with certain Calvert Group Funds and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2009. For the six months ended June 30, 2009, borrowing information by the Portfolio under the Agreement was as follows:

AVERAGE DAILY BALANCE	WEIGHTED AVERAGE INTEREST RATE	MAXIMUM AMOUNT BORROWED	MONTH OF MAXIMUM AMOUNT BORROWED
$160,833	0.72%	$2,993,685	March 2009

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
Money Market Portfolio	2009	2008	2007
Net asset value, at beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.006	.030	.049
Total investment operations	.006	.030	.049
Distributions from
Net investment income	(.006)	(.030)	(.049)
Total increase (decrease) in net asset value	--	--	--
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	.62%	3.01%	5.05%
Ratios to average net assets:A
Net investment income	1.26% (a)	2.97%	4.94%
Total expenses	.39% (a)	.37%	.38%
Expenses before offsets	.36% (a)	.37%	.37%
Net expenses	.36% (a)	.36%	.36%
Net assets, ending (in thousands)	$125,325	$145,500	$100,005

		Years Ended
	December 31,	December 31,	December 31,
Money Market Portfolio	2006	2005	2004
Net asset value, at beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.047	.030	.012
Total investment operation	.047	.030	.012
Distributions from
Net investment income	(.047)	(.030)	(.012)
Total increase (decrease) in net asset value	--	--	--
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	4.80%	3.00%	1.17%
Ratios to average net assets:A
Net investment income	4.70%	2.98%	1.13%
Total expenses	.38%	.41%	.37%
Expenses before offsets	.37%	.37%	.37%
Net expenses	.36%	.36%	.36%
Net assets, ending (in thousands)	$82,698	$82,110	$76,609

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

(a) Annualized.

* Total return is not annualized for periods less than one year.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745 or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund or visiting the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.


Ameritas Small Capitalization Portfolio

Semi-Annual Report

June 30, 2009

Calvert Investments

4	Economic Sectors and Average Annual Total Returns
5	Shareholder Expense Example
6	Statement of Net Assets
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Notes to Financial Statements
16	Financial Highlights
17	Explanation of Financial Tables
18	Proxy Voting
19	Availability of Quarterly Portfolio Holdings

Small Capitalization Portfolio
Economic Sectors
June 30, 2009

% of Total
Economic Sectors	Investments

Consumer Discretionary	18.3%
Consumer Staples	1.4%
Energy	3.6%
Financials	5.8%
Health Care	24.5%
Industrials	15.2%
Information Technology	25.9%
Materials	3.6%
Time Deposit	1.7%

Total	100%

Average Annual Total Returns
(period ended June 30, 2009)

				Since Inception
	6 months	1 year	5 years	(10/29/99)
Ameritas Small Capitalization Portfolio	7.97%	-27.49%	-0.14%	-5.39%
Russell 2000 Growth Index	11.36%	-24.85%	-1.32%	-0.66%

Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable life contract. Past performance does not indicate future results. New Subadvisor assumed management of the Portfolio effective January 2005.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/09	Ending Account Value 6/30/09	Expenses Paid During Period* 1/1/09 - 6/30/09
Actual	$1,000.00	$1,079.70	$5.16
Hypothetical (5% return per year before expenses)	$1,000.00	$1,019.84	$5.01

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365.

SMALL CAPITALIZATION PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2009

EQUITY SECURITIES - 99.4%	SHARES	VALUE
Aerospace & Defense - 0.9%
Hexcel Corp.*	26,725	$254,689

Biotechnology - 3.2%
BioMarin Pharmaceutical, Inc.*	26,845	419,051
Cubist Pharmaceuticals, Inc.*	13,140	240,856
Onyx Pharmaceuticals, Inc.*	8,405	237,525
		897,432

Capital Markets - 1.3%
Investment Technology Group, Inc.*	18,085	368,753

Chemicals - 3.6%
Huntsman Corp.	108,845	547,490
Terra Industries, Inc.	18,825	455,942
		1,003,432

Commercial Banks - 1.3%
First Commonwealth Financial Corp.	29,040	184,113
UMB Financial Corp.	4,675	177,697
		361,810

Commercial Services & Supplies - 4.9%
GEO Group, Inc.*	27,205	505,469
Ritchie Bros. Auctioneers, Inc.	18,070	423,741
Waste Connections, Inc.*	16,060	416,115
		1,345,325

Communications Equipment - 2.1%
EMS Technologies, Inc.*	27,875	582,588

Computers & Peripherals - 3.3%
Compellent Technologies, Inc.*	40,720	620,980
Netezza Corp.*	34,559	287,531
		908,511

Construction & Engineering - 1.8%
Northwest Pipe Co.*	14,228	494,565

Consumer Finance - 2.4%
Cash America International, Inc.	28,905	676,088

Diversified Consumer Services - 2.0%
Coinstar, Inc.*	9,974	266,306
Sotheby's	20,850	294,193
		560,499
EQUITY SECURITIES - Cont'd	SHARES	VALUE
Electrical Equipment - 2.3%
GrafTech International Ltd.*	30,435	$344,220
Regal-Beloit Corp.	7,083	281,337
		625,557

Electronic Equipment & Instruments - 3.8%
Coherent, Inc.*	23,990	496,113
DTS, Inc.*	21,120	571,719
		1,067,832

Energy Equipment & Services - 3.6%
Lufkin Industries, Inc.	13,552	569,862
OYO Geospace Corp.*	16,719	429,009
		998,871

Health Care Equipment & Supplies - 7.5%
American Medical Systems Holdings, Inc.*	54,550	861,890
Cutera, Inc.*	31,140	268,427
Thoratec Corp.*	35,235	943,593
		2,073,910

Health Care Providers & Services - 5.9%
Amedisys, Inc.*	8,220	271,424
Centene Corp.*	22,855	456,643
Genoptix, Inc.*	13,580	434,424
Lincare Holdings, Inc.*	19,965	469,577
		1,632,068

Health Care Technology - 4.1%
Eclipsys Corp.*	36,025	640,524
MedAssets, Inc.*	16,655	323,940
Vital Images, Inc.*	14,465	164,178
		1,128,642

Hotels, Restaurants & Leisure - 8.3%
Bally Technologies, Inc.*	27,384	819,329
BJ's Restaurants, Inc.*	33,020	557,048
Penn National Gaming, Inc.*	7,465	217,306
Shuffle Master, Inc.*	67,320	444,985
WMS Industries, Inc.*	8,445	266,102
		2,304,770

Household Durables - 2.5%
Universal Electronics, Inc.*	33,707	679,870

Internet & Catalog Retail - 1.2%
NetFlix, Inc.*	7,785	321,832

Internet Software & Services - 1.0%
Omniture, Inc.*	21,135	265,456

Life Sciences - Tools & Services - 3.1%
Bio-Rad Laboratories, Inc.*	3,455	260,783
ICON plc (ADR)*	27,657	596,838
		857,621

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Personal Products - 1.4%
Herbalife Ltd.	12,250	$386,365

Pharmaceuticals - 1.0%
Perrigo Co.	10,035	278,772

Professional Services - 3.8%
Duff & Phelps Corp.	16,684	296,642
FTI Consulting, Inc.*	9,975	505,932
Monster Worldwide, Inc.*	21,220	250,608
		1,053,182

Real Estate Investment Trusts - 0.8%
Redwood Trust, Inc.	15,138	223,437

Road & Rail - 1.7%
Landstar System, Inc.	13,520	485,503

Semiconductors & Semiconductor Equipment - 5.8%
Advanced Energy Industries, Inc.*	13,745	123,568
Formfactor, Inc.*	4,000	68,960
ON Semiconductor Corp.*	84,265	578,058
Teradyne, Inc.*	40,440	277,418
Varian Semiconductor Equipment Associates, Inc.*	23,660	567,603
		1,615,607

Software - 10.2%
ANSYS, Inc.*	16,260	506,662
Informatica Corp.*	17,950	308,560
Macrovision Solutions Corp.*	25,870	564,225
Novell, Inc.*	68,885	312,049
Quality Systems, Inc.	9,471	539,468
Radiant Systems, Inc.*	10,636	88,279
TIBCO Software, Inc.*	71,552	513,028
		2,832,271

Specialty Retail - 2.1%
Genesco, Inc.*	30,767	577,497

Textiles, Apparel & Luxury Goods - 2.5%
True Religion Apparel, Inc.*	30,611	682,625

Total Equity Securities (Cost $27,585,432)		27,545,380

	PRINCIPAL
TIME DEPOSIT - 1.7%	AMOUNT	VALUE
State Street Corp. Time Deposit, 0.01%, 7/1/09	$470,000	$470,000

Total Time Deposit (Cost $470,000)		470,000

TOTAL INVESTMENTS (Cost $28,055,432) - 101.1%		28,015,380
Other assets and liabilities, net - (1.1%)		(295,080)
NET ASSETS - 100%		$27,720,300

Net Assets Consist of:
Paid-in capital applicable to 1,088,791 shares of common stock outstanding;
$0.01 par value, 1,000,000,000 shares authorized		$63,665,172
Undistributed net investment income (loss)		(50,649)
Accumulated net realized gain (loss) on investments		(35,854,171)
Net unrealized appreciation (depreciation) on investments		(40,052)

Net Assets		$27,720,300

Net Asset Value per Share		$25.46

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipt

See notes to financial statements.

Small Capitalization Portfolio
Statement of Operations
Six Months Ended June 30, 2009

Net Investment Income
Investment Income:
Dividend income (net of foreign taxes withheld of $320)	$68,663

Expenses:
Investment advisory fee	101,415
Transfer agent fees and expenses	1,791
Accounting fees	1,821
Directors' fees and expenses	1,471
Administrative fees	5,966
Custodian fees	6,759
Reports to shareholders	8,148
Professional fees	10,084
Miscellaneous	2,835
Total expenses	140,290
Reimbursement from Advisor	(20,956)
Fees paid indirectly	(22)
Net expenses	119,312

Net Investment Income (Loss)	(50,649)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss)	(3,006,363)
Change in unrealized appreciation (depreciation)	4,881,637

Net Realized and Unrealized Gain
(Loss) on Investments	1,875,274

Increase (Decrease) in Net Assets
Resulting From Operations	$1,824,625

See notes to financial statements.

Small capitalization Portfolio
Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2009	2008
Operations:
Net investment income (loss)	($50,649)	($130,781)
Net realized gain (loss) on investments	(3,006,363)	(3,044,231)
Change in unrealized appreciation (depreciation)	4,881,637	(12,120,829)

Increase (Decrease) in Net Assets
Resulting From Operations	1,824,625	(15,295,841)

Capital share transactions:
Shares sold	2,103,900	4,028,965
Shares redeemed	(1,866,213)	(6,256,511)
Total capital share transactions	237,687	(2,227,546)

Total Increase (Decrease) in Net Assets	2,062,312	(17,523,387)
Net Assets
Beginning of period	25,657,988	43,181,375
End of period (including net investment
loss of $50,649 and $0, respectively)	$27,720,300	$25,657,988

Capital Share Activity
Shares sold	87,522	127,287
Shares redeemed	(86,845)	(192,784)
Total capital share activity	677	(65,497)

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General: The Ameritas Small Capitalization Portfolio (the "Portfolio"), a series of Calvert Variable Series, Inc. ("CVS" or the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of eleven separate portfolios. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2009, no securities were fair valued under the direction of the Board of Directors.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2009:

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$27,545,380	--	--	$27,545,380
Other debt obligations	--	$470,000	--	470,000
TOTAL	$27,545,380	$470,000	--	$28,015,380

*For further breakdown of Equity securities by industry type, please refer to the Statement of Net Assets.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

The Portfolio is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Portfolio's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

New Accounting Pronouncements:

Effective January 1, 2009, the Portfolio adopted the Financial Accounting Standards Board Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund's financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

In April 2009, the FASB issued FASB Staff Position No. FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Portfolio and the results of its operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Statement of Net Assets.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by UNIFI Holding Company ("UNIFI"). The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .85% of the Portfolio's average daily net assets. Under the terms of the agreement, $19,022 was payable at period end. In addition, $13,600 was payable at period end for operating expenses paid by the Advisor during June 2009.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2010. The contractual expense cap is 1.00%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. To the extent any expense credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company ("CASC"), a subsidiary of Calvert, provides administrative services for the Portfolio. For its services, CASC receives an annual fee, payable monthly, of .05% of the Portfolio's average daily net assets. Under the terms of the agreement, $1,119 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $427 for the six months ended June 30, 2009. Under the terms of the agreement, $88 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $20,000. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities were $11,778,422 and $11,315,591, respectively.

The cost of investments owned at June 30, 2009 for federal income tax purposes was $28,251,460. Net unrealized depreciation aggregated $236,080, of which $2,978,098 related to appreciated securities and $3,214,178 related to depreciated securities.

Net realized capital loss carryforwards for federal income tax purposes of $17,467,530, $11,902,668, $361,070 and $3,032,931 at December 31, 2008 may be utilized to offset future capital gains until expiration in December 2009, December 2010, December 2013 and December 2016, respectively.

Note D -- Line of Credit

A financing agreement is in place with certain Calvert Group Funds and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had an outstanding loan balance of $206,013 at an interest rate of .625% at June 30, 2009. For the six months ended June 30, 2009, borrowing information by the Portfolio under the Agreement was as follows:

AVERAGE DAILY BALANCE	WEIGHTED AVERAGE INTEREST RATE	MAXIMUM AMOUNT BORROWED	MONTH OF MAXIMUM AMOUNT BORROWED
$3,682.73%		$206,013	June 2009

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
Small Capitalization Portfolio	2009	2008	2007
Net asset value, beginning	$23.58	$37.43	$33.48
Income from investment operations
Net investment income (loss)	(.05)	(.12)	(.25)
Net realized and unrealized gain (loss)	1.93	(13.73)	4.20
Total from investment operations	1.88	(13.85)	3.95
Total increase (decrease) in net asset value	1.88	(13.85)	3.95
Net asset value, ending	$25.46	$23.58	$37.43

Total return*	7.97%	(37.00%)	11.80%
Ratios to average net assets: A
Net investment income (loss)	(.42%)(a)	(.36%)	(.69%)
Total expenses	1.18% (a)	1.15%	1.10%
Expenses before offsets	1.00% (a)	1.00%	1.02%
Net expenses	1.00% (a)	1.00%	1.00%
Portfolio turnover	44%	66%	60%
Net assets, ending (in thousands)	$27,720	$25,658	$43,181

		Years Ended
	December 31,	December 31,	December 31,
Small Capitalization Portfolio	2006	2005	2004
Net asset value, beginning	$27.77	$27.06	$26.44
Income from investment operations
Net investment income (loss)	(.27)	(.20)	(.24)
Net realized and unrealized gain (loss)	5.98	.91	.86
Total from investment operations	5.71	.71	.62
Total increase (decrease) in net asset value	5.71	.71	.62
Net asset value, ending	$33.48	$27.77	$27.06

Total return*	20.56%	2.62%	2.34%
Ratios to average net assets: A
Net investment income (loss)	(.83%)	(.71%)	(.90%)
Total expenses	1.17%	1.22%	1.29%
Expenses before offsets	1.05%	1.08%	1.04%
Net expenses	1.00%	1.00%	1.00%
Portfolio turnover	67%	49%	349%
Net assets, ending (in thousands)	$39,192	$35,509	$39,880

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements.Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

(a) Annualized.

* Not annualized for periods less than one year.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745 or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund or visiting the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.


Ameritas Small Company Portfolio

Semi-Annual Report

June 30, 2009

Calvert Investments

1	Economic Sectors and Average Annual Total Returns
2	Shareholder Expense Example
3	Statement of Net Assets
7	Statement of Operations
8	Statements of Changes in Net Assets
9	Notes to Financial Statements
13	Financial Highlights
14	Explanation of Financial Tables
15	Proxy Voting
16	Availability of Quarterly Portfolio Holdings

Small Company Equity Portfolio
Economic sectors
June 30, 2009

% of Total
economic sectors	Investments
Consumer Discretionary	12.7%
Energy	6.3%
Financials	16.8%
Health Care	21.3%
Industrials	25.5%
Information Technology	9.5%
Time Deposit	7.9%

Total	100%

Average Annual Total Returns
(period ended June 30, 2009)

				Since Inception
	6 months	1 year	5 years	(1/2/2001)
Ameritas Small Company Equity Portfolio	4.59%	-19.51%	-2.59%	5.01%
Russell 2000 Index	2.64%	-25.01%	-1.71%	2.46%

Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable life contract. Past performance does not indicate future results.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/09	6/30/09	1/1/09 - 6/30/09
Actual	$1,000.00	$1,045.90	$6.75
Hypothetical (5% return per year before expenses)	$1,000.00	$1,018.20	$6.66

* Expenses are equal to the Fund's annualized expense ratio of 1.33%, multiplied by the average account value over the period, multiplied by 181/365.

SMALL COMPANY EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2009

EQUITY SECURITIES - 91.9%	SHARES	VALUE
Aerospace & Defense - 5.6%
Curtiss-Wright Corp.	5,600	$166,488
Hexcel Corp.*	11,000	104,830
Teledyne Technologies, Inc.*	4,100	134,275
Triumph Group, Inc.	2,700	108,000
		513,593

Auto Components - 1.3%
Gentex Corp.	10,600	122,960

Capital Markets - 5.8%
Evercore Partners, Inc.	13,600	267,104
KBW, Inc.*	4,900	140,924
Penson Worldwide, Inc.*	14,400	128,880
		536,908

Commercial Banks - 7.9%
City Holding Co.	3,700	112,332
Financial Institutions, Inc.	6,900	94,254
First Horizon National Corp.*	14,789	177,465
Pacific Capital Bancorp	17,900	38,306
Pacific Continental Corp.	9,100	110,383
Tompkins Financial Corp.	2,600	124,670
Washington Banking Co.	7,836	73,815
		731,225

Commercial Services & Supplies - 2.0%
Multi-Color Corp.	14,800	181,448

Construction & Engineering - 4.1%
AECOM Technology Corp.*	5,800	185,600
Granite Construction, Inc.	3,200	106,496
Northwest Pipe Co.*	2,500	86,900
		378,996

Diversified Consumer Services - 2.3%
Matthews International Corp.	6,800	211,616

Diversified Financial Services - 0.6%
CIT Group, Inc.	26,100	56,115

Electrical Equipment - 4.2%
Baldor Electric Co.	3,800	90,402
Brady Corp.	6,000	150,720
II-VI, Inc.*	6,700	148,539
		389,661

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Electronic Equipment & Instruments - 6.3%
Checkpoint Systems, Inc.*	14,200	$222,798
Coherent, Inc.*	9,100	188,188
Tech Data Corp.*	5,400	176,634
		587,620

Energy Equipment & Services - 3.9%
Cal Dive International, Inc.*	19,300	166,559
Unit Corp.*	6,900	190,233
		356,792

Health Care Equipment & Supplies - 6.1%
STERIS Corp.	7,200	187,776
Teleflex, Inc.	4,600	206,218
West Pharmaceutical Services, Inc.	4,800	167,280
		561,274

Health Care Providers & Services - 12.4%
AmSurg Corp.*	10,000	214,400
Bio-Reference Laboratories, Inc.*	6,700	211,787
Patterson Co.'s, Inc.*	9,200	199,640
PSS World Medical, Inc.*	13,500	249,885
U.S. Physical Therapy, Inc.*	18,400	271,400
		1,147,112

Hotels, Restaurants & Leisure - 2.2%
Ambassadors Group, Inc.	14,900	205,173

Insurance - 1.2%
Hilltop Holdings, Inc.*	9,600	113,952

IT Services - 3.1%
Online Resources Corp.*	22,100	137,904
Wright Express Corp.*	5,900	150,273
		288,177

Life Sciences - Tools & Services - 1.9%
Charles River Laboratories International, Inc.*	5,300	178,875

Machinery - 2.0%
Actuant Corp.	6,900	84,180
CIRCOR International, Inc.	4,400	103,884
		188,064

Media - 3.7%
Cinemark Holdings, Inc.	13,600	153,952
Interactive Data Corp.	8,100	187,434
		341,386

Oil, Gas & Consumable Fuels - 2.4%
Berry Petroleum Co.	12,000	223,080

Pharmaceuticals - 0.9%
Questcor Pharmaceuticals, Inc.*	16,700	83,500

EQUITY SECURITIES - Cont'd	SHARES	VALUE
Professional Services - 3.7%
FTI Consulting, Inc.*	3,600	$182,592
Huron Consulting Group, Inc.*	3,400	157,182
		339,774

Road & Rail - 2.7%
Knight Transportation, Inc.	9,837	162,803
Old Dominion Freight Line, Inc.*	2,700	90,639
		253,442

Specialty Retail - 2.2%
Citi Trends, Inc.*	2,900	75,052
Tractor Supply Co.*	3,000	123,960
		199,012

Textiles, Apparel & Luxury Goods - 1.0%
Skechers U.S.A., Inc.*	9,600	93,792

Thrifts & Mortgage Finance - 1.2%
Provident Financial Services, Inc.	12,500	113,750

Trading Companies & Distributors - 1.2%
Kaman Corp.	6,800	113,560

Total Equity Securities (Cost $9,927,506)		8,510,857

	PRINCIPAL
TIME DEPOSIT - 7.9%	AMOUNT
State Street Corp. Time Deposit, 0.01%, 7/1/09	$730,000	730,000

Total Time Deposit (Cost $730,000)		730,000

TOTAL INVESTMENTS (Cost $10,657,506) - 99.8%		9,240,857
Other assets and liabilities, net - 0.2%		17,700
Net Assets - 100%		$9,258,557

Net Assets Consist of:
Paid-in capital applicable to 712,759 shares of common stock outstanding;
$0.01 par value, 1,000,000,000 shares authorized		$13,150,583
Undistributed net investment income (loss)		(10,245)
Accumulated net realized gain (loss) on investments		(2,465,132)
Net unrealized appreciation (depreciation) on investments		(1,416,649)

Net Assets		$9,258,557

Net Asset Value per Share		$12.99

* Non-income producing security.

See notes to financial statements.

Small Company Equity Portfolio
Statement of Operations
Six Months Ended June 30, 2009

Net Investment Income
Investment Income:
Dividend income	$47,057
Total investment income	47,057

Expenses:
Investment advisory fee	48,254
Transfer agent fees and expenses	1,021
Accounting fees	666
Directors' fees and expenses	513
Administrative fees	2,154
Custodian fees	4,355
Reports to shareholders	1,649
Professional fees	9,481
Miscellaneous	2,139
Total expenses	70,232
Reimbursement from Advisor	(12,898)
Fees paid indirectly	(32)
Net expenses	57,302

Net Investment Income (Loss)	(10,245)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss)	(1,255,100)
Change in unrealized appreciation (depreciation)	1,546,087

Net Realized and Unrealized Gain
(Loss) on Investments	290,987

Increase (Decrease) in Net Assets
Resulting From Operations	$280,742

See notes to financial statements.

Small Company Equity Portfolio
Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2009	2008
Operations:
Net investment income (loss)	($10,245)	($50,873)
Net realized gain (loss) on investments	(1,255,100)	(1,193,588)
Change in unrealized appreciation (depreciation)	1,546,087	(3,448,455)

Increase (Decrease) in Net Assets
Resulting From Operations	280,742	(4,692,916)

Distributions to shareholders from:
Net realized gain	--	(581,310)

Capital share transactions:
Shares sold	173,894	756,541
Reinvestment of distributions	--	581,310
Shares redeemed	(1,155,581)	(4,337,292)
Total capital share transactions	(981,687)	(2,999,441)

Total Increase (Decrease) in Net Assets	(700,945)	(8,273,667)

Net Assets
Beginning of period	9,959,502	18,233,169
End of period (including net investment loss of $10,245 and $0, respectively)	$9,258,557	$9,959,502

Capital Share Activity
Shares sold	16,036	44,553
Reinvestment of distributions	--	48,241
Shares redeemed	(105,072)	(256,373)
Total capital share activity	(89,036)	(163,579)

See notes to financial statements.

Notes to Financial Statements

Note A --- Significant Accounting Policies

General: The Ameritas Small Company Equity Portfolio (the "Portfolio"), a series of Calvert Variable Series, Inc. ("CVS" or the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund is comprised of eleven separate portfolios. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2009, no securities were fair valued under the direction of the Board of Directors.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2009:

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$8,510,857	--	--	$8,510,857
Other debt obligations	--	$730,000	--	730,000
TOTAL	$8,510,857	$730,000	--	$9,240,857

*For further breakdown of Equity securities by industry type, please refer to the Statement of Net Assets.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

The Portfolio is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Portfolio's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

New Accounting Pronouncements:

Effective January 1, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund's financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

In April 2009, the FASB issued FASB Staff Position No. FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Portfolio and the results of its operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Financial Statements and Statement of Net Assets.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by UNIFI Holding Company ("UNIFI"). The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of 1.12% of the Portfolio's average daily net assets. Under the terms of the agreement, $8,753 was payable at period end. In addition, $4,039 was payable at period end for operating expenses paid by the Advisor during June 2009.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2010. The contractual expense cap is 1.33%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense offset credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

The Advisor voluntarily reimbursed the Portfolio for expenses of $374 for the six months ended June 30, 2009.

Calvert Administrative Services Company ("CASC"), a subsidiary of Calvert, provides administrative services for the Portfolio. For its services, CASC receives an annual fee, payable monthly, of .05% of the Portfolio's average daily net assets. Under the terms of the agreement, $391 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert, acts as shareholder servicing agent for the Portfolio. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $20,000. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities were $1,830,027 and $2,751,320, respectively.

The cost of investments owned at June 30, 2009 for federal income tax purposes was $10,961,763. Net unrealized depreciation aggregated $1,720,906, of which $471,275 related to appreciated securities and $2,192,181 related to depreciated securities. Net realized capital loss carryforward of $948,947 at December 31, 2008 may be utilized to offset future capital gains until expiration in December 2016.

Note D -- Line of Credit

A financing agreement is in place with certain Calvert Group Funds and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no borrowings under the agreement during the six months ended June 30, 2009.

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
Small Company Equity Portfolio	2009	2008	2007
Net asset value, beginning	$12.42	$18.89	$22.63
Income from investment operations
Net investment income (loss)	(.01)	(.06)	(.01)
Net realized and unrealized gain (loss)	.58	(5.64)	.40
Total from investment operations	.57	(5.70)	.39
Distributions from
Net realized gain	--	(.77)	(4.13)
Total increase (decrease) in net asset value	.57	(6.47)	(3.74)
Net asset value, ending	$12.99	$12.42	$18.89

Total return*	4.59%	(30.05%)	1.57%
Ratios to average net assets: A
Net investment income (loss)	(.24%) (a)	(.36%)	(.06%)
Total expenses	1.63% (a)	1.52%	1.44%
Expenses before offsets	1.33% (a)	1.38%	1.38%
Net expenses	1.33% (a)	1.33%	1.33%
Portfolio turnover	22%	74%	75%
Net assets, ending (in thousands)	$9,259	$9,960	$18,233

		Years Ended
	December 31,	December 31,	December 31,
Small Company Equity Portfolio	2006	2005	2004
Net asset value, beginning	$23.23	$25.23	$23.41
Income from investment operations
Net investment income (loss)	(.15)	(.19)	(.18)
Net realized and unrealized gain (loss)	2.05	(.27)	3.74
Total from investment operations	1.90	(.46)	3.56
Distributions from
Net realized gain	(2.50)	(1.54)	(1.74)
Total increase (decrease) in net asset value	(.60)	(2.00)	1.82
Net asset value, ending	$22.63	$23.23	$25.23

Total return*	8.09%	(1.87%)	15.18%
Ratios to average net assets: A
Net investment income (loss)	(.63%)	(.81%)	(.84%)
Total expenses	1.57%	1.61%	1.61%
Expenses before offsets	1.40%	1.61%	1.54%
Net expenses	1.33%	1.47%	1.50%
Portfolio turnover	45%	45%	49%
Net assets, ending (in thousands)	$22,837	$26,281	$27,412

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

(a) Annualized.

* Not annualized for periods less than one year.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745 or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund or visiting the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.


Item 2. Code of Ethics.

Not Applicable

Item 3. Audit Committee Financial Expert.

Not Applicable

Item 4. Principal Accountant Fees and Services.

Not Applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

  This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.
  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors since registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not Applicable

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3) Not applicable.

(b) A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE SERIES, INC.

By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek Chairman -- Principal Executive Officer
Date:	August 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Chairman -- Principal Executive Officer
Date: August 31, 2009

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer -- Principal Financial Officer
Date: August 31, 2009